                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-13017
                                                                File No. 811-750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No.____                                         [ ]

     Post-Effective Amendment No. 109                                        [X]
                                  ---

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 109
                   ---


                      DELAWARE GROUP EQUITY FUNDS II, INC.
--------------------------------------------------------------------------------
              (formerly known as Delaware Group Decatur Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania               19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 751-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 30, 1998
                                                                ----------------

It is proposed that this filing will become effective:

            ____ immediately upon filing pursuant to paragraph (b)

            _X__ on January 30, 1998 pursuant to paragraph (b)

            ____ 60 days after filing pursuant to paragraph (a)(1)

            ____ on (date) pursuant to paragraph (a)(1)

            ____ 75 days after filing pursuant to paragraph (a)(2)

            ____ on (date) pursuant to paragraph (a)(2) of Rule 485

                      Title of Securities Being Registered
                      ------------------------------------
Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Income Fund Institutional Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class, Decatur Total Return Fund C Class, Decatur Total Return Fund Institutional Class, Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class, Blue Chip Fund Institutional Class, Social Awareness Fund A Class, Social Awareness Fund B Class, Social Awareness Fund C Class and Social Awareness Fund Institutional Class

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 109 to Registration File No. 2-13017 includes the following:

        1. Facing Page

        2. Contents Page

        3. Cross-Reference Sheet*

        4. Part A - Prospectuses and Supplements

        5. Part B - Statement of Additional Information

        6. Part C - Other Information

        7. Signatures

* This Post-Effective Amendment relates to the Registrant's four series of shares and their classes: Decatur Income Fund - Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class and Decatur Income Fund Institutional Class; Decatur Total Return Fund - Decatur Total Return Fund A Class, Decatur Total Return Fund B Class, Decatur Total Return Fund C Class and Decatur Total Return Fund Institutional Class; Blue Chip Fund - Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class and Blue Chip Fund Institutional Class; and Social Awareness Fund - Social Awareness Fund A Class, Social Awareness Fund B Class, Social Awareness Fund C Class and Social Awareness Fund Institutional Class. Class A Shares, Class B Shares and Class C Shares of Decatur Income Fund and Decatur Total Return Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. Class A Shares, Class B Shares and Class C Shares of Blue Chip Fund and Social Awareness Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. The four Funds (and 16 classes) have a common Statement of Additional Information and Part C.

                              CROSS-REFERENCE SHEET
                              ---------------------
                                     PART A
                                     ------

                                                                                             Location in
Item No.   Description                                                                      Prospectuses
--------   -----------                                                                      ------------
                                                                                         Decatur Income Fund
                                                                                        Decatur Total Return
                                                                                                Fund
                                                                                A Classes/
                                                                                B Classes/              Institutional
                                                                                C Classes                 Classes

  1        Cover Page.............................................                Cover                     Cover

  2        Synopsis...............................................          Synopsis; Summary         Synopsis; Summary
                                                                               of Expenses               of Expenses

  3        Condensed Financial Information........................             Financial                  Financial
                                                                              Highlights                 Highlights

  4        General Description of Registrant .....................        Investment Objectives          Investment
                                                                             and Strategies;           Objectives and
                                                                                 Shares              Strategies; Shares

  5        Management of the Fund ................................            Management of             Management of
                                                                                the Funds                 the Funds

  6        Capital Stock and Other Securities ....................      The Delaware Difference;        Dividends and
                                                                              Dividends and            Distributions;
                                                                          Distributions; Taxes;         Taxes; Shares
                                                                                 Shares

  7        Purchase of Securities Being Offered...................            Cover; How to           Cover; How to Buy
                                                                       Buy Shares; Calculation       Shares; Calculation
                                                                            of Offering Price        of Net Asset Value
                                                                           and Net Asset Value           Per Share;
                                                                          Per Share; Management         Management of
                                                                              of the Funds                the Funds

  8        Redemption or Repurchase...............................         How to Buy Shares;        How to Buy Shares;
                                                                               Redemption                Redemption
                                                                              and Exchange              and Exchange

  9        Legal Proceedings......................................                None                      None



                              CROSS-REFERENCE SHEET
                              ---------------------
                                     PART A
                                     ------
                                   (continued)


                                                                                              Location in
Item No.   Description                                                                        Prospectuses
--------   -----------                                                                        ------------
                                                                                             Blue Chip Fund
                                                                                         Social Awareness Fund

                                                                                A Classes/
                                                                                B Classes/               Institutional
                                                                                C Classes                  Classes

  1        Cover Page.............................................                Cover                     Cover

  2        Synopsis...............................................          Synopsis; Summary         Synopsis; Summary
                                                                               of Expensesof Expenses

  3        Condensed Financial Information........................             Financial                  Financial
                                                                              Highlights                 Highlights

  4        General Description of Registrant .....................        Investment Objectives          Investment
                                                                             and Strategies;           Objectives and
                                                                                 Shares              Strategies; Shares

  5        Management of the Fund ................................            Management of             Management of
                                                                                the Funds                 the Funds

  6        Capital Stock and Other Securities ....................      The Delaware Difference;        Dividends and
                                                                              Dividends and            Distributions;
                                                                          Distributions; Taxes;         Taxes; Shares
                                                                                 Shares

  7        Purchase of Securities Being Offered...................            Cover; How to           Cover; How to Buy
                                                                       Buy Shares; Calculation       Shares; Calculation
                                                                            of Offering Price        of Net Asset Value
                                                                           and Net Asset Value           Per Share;
                                                                          Per Share; Management         Management of
                                                                              of the Funds                the Funds

  8        Redemption or Repurchase...............................         How to Buy Shares;        How to Buy Shares;
                                                                               Redemption                Redemption
                                                                              and Exchange              and Exchange

  9        Legal Proceedings......................................                None                      None



                              CROSS REFERENCE SHEET
                              ---------------------
                                     PART B
                                     ------

                                                                                           Location in Statement
Item No.   Description                                                                   of Additional Information
--------   -----------                                                                   -------------------------

   10      Cover Page......................................................                        Cover

   11      Table of Contents...............................................                  Table of Contents

   12      General Information and History.................................                 General Information

   13      Investment Objectives and Policies..............................               Investment Policies and
                                                                                           Portfolio Techniques

   14      Management of the Registrant....................................               Officers and Directors

   15      Control Persons and Principal Holders of
            Securities.....................................................               Officers and Directors

   16      Investment Advisory and Other Services..........................               Plans Under Rule 12b-1
                                                                                        for the Fund Classes (under
                                                                                      Purchasing Shares); Investment
                                                                                      Management Agreements and Sub-
                                                                                     Advisory Agreements; Officers and
                                                                                      Directors; General Information;
                                                                                           Financial Statements

   17      Brokerage Allocation............................................                  Trading Practices
                                                                                               and Brokerage

   18      Capital Stock and Other Securities..............................                 Capitalization and
                                                                                           Noncumulative Voting
                                                                                        (under General Information)

   19      Purchase, Redemption and Pricing of Securities
             Being Offered.................................................            Purchasing Shares; Determining
                                                                                         Offering Price and Net Asset
                                                                                            Value; Redemption and
                                                                                        Repurchase; Exchange Privilege





                              CROSS REFERENCE SHEET
                              ---------------------
                                     PART B
                                     ------
                                   (Continued)

                                                                                           Location in Statement
Item No.   Description                                                                   of Additional Information
--------   -----------                                                                   -------------------------

   20      Tax Status......................................................             Accounting and Tax Issues;
                                                                                         Distributions and Taxes

   21      Underwriters ...................................................                  Purchasing Shares

   22      Calculation of Performance Data.................................               Performance Information

   23      Financial Statements............................................                Financial Statements





                                     PART C
                                     ------
                                                                                                 Location in
                                                                                                    Part C
                                                                                                 ------------

   24      Financial Statements and Exhibits...............................                        Item 24

   25      Persons Controlled by or under Common
            Control with Registrant........................................                        Item 25

   26      Number of Holders of Securities.................................                        Item 26

   27      Indemnification.................................................                        Item 27

   28      Business and Other Connections of
            Investment Adviser.............................................                        Item 28

   29      Principal Underwriters..........................................                        Item 29

   30      Location of Accounts and Records................................                        Item 30

   31      Management Services.............................................                        Item 31

   32      Undertakings....................................................                        Item 32


DECATUR INCOME FUND                                                  PROSPECTUS
DECATUR TOTAL RETURN FUND                                      JANUARY 30, 1998

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

              ---------------------------------------------------
                   1818 Market Street, Philadelphia, PA 19103

            For Prospectus and Performance: Nationwide 800-523-4640

             Information on Existing Accounts: (SHAREHOLDERS ONLY)
                            Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                            Nationwide 800-659-2265

     This Prospectus describes the shares of the Decatur Income Fund series and the Decatur Total Return Fund series (individually, a "Fund" and collectively, the "Funds") of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") (formerly, Delaware Group Decatur Fund, Inc.), a professionally-managed mutual fund of the series type. Decatur Income Fund's investment objective is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund's investment objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

     Decatur Income Fund offers Decatur Income Fund A Class ("Class A Shares"), Decatur Income Fund B Class ("Class B Shares") and Decatur Income Fund C Class ("Class C Shares"), and Decatur Total Return Fund offers Decatur Total Return Fund A Class ("Class A Shares"), Decatur Total Return Fund B Class ("Class B Shares") and Decatur Total Return Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

     This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated January 30, 1998, as it may be amended from time to time, contains additional information about each Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Funds' financial statements appear in their Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Equity Funds II, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

     Decatur Income Fund also offers Decatur Income Fund Institutional Class, and Decatur Total Return Fund also offers Decatur Total Return Fund Institutional Class. Those classes are available for purchase only by certain investors. A prospectus for Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

COVER PAGE........................................ 1
SYNOPSIS.......................................... 2
SUMMARY OF EXPENSES............................... 4
FINANCIAL HIGHLIGHTS ............................. 8
INVESTMENT OBJECTIVES AND POLICIES
 Suitability..................................... 10
 Investment Strategy............................. 10
THE DELAWARE DIFFERENCE
 Plans and Services.............................. 12
CLASSES OF SHARES................................ 14
HOW TO BUY SHARES................................ 21
REDEMPTION AND EXCHANGE.......................... 25
DIVIDENDS AND DISTRIBUTIONS...................... 30
TAXES............................................ 31
CALCULATION OF OFFERING PRICE AND
 NET ASSET VALUE PER SHARE....................... 33
MANAGEMENT OF THE FUNDS.......................... 34
OTHER INVESTMENT POLICIES AND
SPECIAL RISK CONSIDERATIONS...................... 37
APPENDIX A--RATINGS.............................. 42


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

Synopsis

Investment Objective
     Decatur Income Fund -- The investment objective of Decatur Income Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

     Decatur Total Return Fund -- The investment objective of Decatur Total Return Fund is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

     For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
     Decatur Income Fund may invest up to 15% of its net assets in high-yield securities (junk bonds) and, consequently, greater risks may be involved with an investment in the Fund. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

     Each Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While the Funds do not engage in options and futures for speculative purposes, there are risks that result from use of these instruments by the Funds, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     Each Fund may invest up to 20% of its assets in foreign securities, although neither Fund presently anticipates doing so such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Sales Charges

     The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a CDSC of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase.

     The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
     Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
     Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was first organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Funds.

Summary of Expenses

     A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                        Decatur Income Fund
                                          -----------------------------------------------
                                                Class A           Class B       Class C
Shareholder Transaction Expenses                Shares            Shares        Shares
--------------------------------                -------           -------       -------

Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price) .......................         4.75%             None          None

Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage
 of offering price) ....................         None              None          None

Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption proceeds,
 whichever is lower) ...................         None*             4.00%*        1.00%*

Redemption Fees ........................         None**            None**        None**


                                                        Decatur Income Fund
Annual Operating Expenses                 -----------------------------------------------
 (as a percentage of average                    Class A           Class B       Class C
 daily net assets)                              Shares            Shares        Shares
----------------------------                    -------           -------       -------
Management Fees ........................         0.49%             0.49%         0.49%
12b-1 Plan Expenses
 (including service fees) ..............         0.20%***+         1.00%+        1.00%+
Other Operating Expenses ...............         0.19%             0.19%         0.19%
                                              -------            ------        ------
Total Operating Expenses ...............         0.88%             1.68%         1.68%
                                              =======            ======        ======


                                                      Decatur Total Return Fund
                                          -----------------------------------------------
                                                Class A           Class B       Class C
Shareholder Transaction Expenses                Shares            Shares        Shares
--------------------------------                -------           -------       -------

Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price) .......................         4.75%             None          None

Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage
 of offering price) ....................         None              None          None

Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption proceeds,
 whichever is lower) ...................         None*             4.00%*        1.00%*

Redemption Fees ........................         None**            None**        None**


                                                    Decatur Total Return Fund
Annual Operating Expenses                 -----------------------------------------------
 (as a percentage of average                    Class A           Class B       Class C
 daily net assets)                              Shares            Shares        Shares
----------------------------                    -------           -------       -------
Management Fees ........................        0.58%              0.58%         0.58%
12b-1 Plan Expenses
 (including service fees) ..............        0.30%+             1.00%+        1.00%+
Other Operating Expenses ...............        0.25%              0.25%         0.25%
                                              ------             ------        ------
Total Operating Expenses ...............        1.13%              1.83%         1.83%
                                              ======             ======        ======

 * Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative--Class B Shares and Level Sales Charge Alternative--Class C Shares under Classes of Shares.

 ** CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

*** The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Decatur Income Fund A Class may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for this Class beginning May 2, 1994, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See Distribution (12b-1) and Service under Management of the Funds.

 + Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

     Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Delaware Group Asset Planner in Part B.

     For expense information about Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) with respect to Class B Shares and Class C shares, payment of a CDSC at the time of redemption, if applicable.

Decatur Income Fund               Assuming Redemption                       Assuming No Redemption
                        1 Year    3 Years    5 Years    10 Years     1 Year    3 Years    5 Years    10 Years
                       --------  ---------  ---------  ----------   --------  ---------  ---------  ---------
     Class A Shares      $561       $74        $ 94       $151         $56       $74        $94       $ 151

     Class B Shares      $ 57       $83        $111       $177         $17       $53        $91       $1772

     Class C Shares      $ 27       $53        $ 91       $199         $17       $53        $91       $ 199


Decatur Total Return Fund               Assuming Redemption                       Assuming No Redemption
                              1 Year    3 Years    5 Years    10 Years     1 Year    3 Years    5 Years    10 Years
                             --------  ---------  ---------  ----------   --------  ---------  ---------  ---------
     Class A Shares            $581       $82        $107       $178         $58       $82        $107      $ 178

     Class B Shares            $ 59       $88        $119       $196         $19       $58        $ 99      $1962

     Class C Shares            $ 29       $58        $ 99       $215         $19       $58        $ 99      $ 215


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for year eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

-------------------------------------------------------------------------------
Financial Highlights

The following financial highlights are derived from the financial statements of Decatur Income Fund and Decatur Total Return Fund of Delaware Group Equity Funds II, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Fund's performance is contained in its Annual Report to shareholders. A copy of each Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds II, Inc. upon request at no charge.
-------------------------------------------------------------------------------

                                                            Decatur Income Fund
                                                               Class A Shares
                                      ---------------------------------------------------------------
                                          11/30/97        11/30/96        11/30/95         11/30/94
Net Asset Value, Beginning of
 Period .............................    $  21.32        $  19.07        $   15.57        $   18.24
Income From Investment
 Operations
Net Investment Income ...............        0.60            0.65             0.70             0.67
Net Gains (Losses) on Securities
 (both realized and unrealized)              3.94            3.63             3.91            (0.73)
                                         --------       ---------        ---------        ---------
 Total From Investment
  Operations ........................        4.54            4.28             4.61            (0.06)
                                         --------       ---------        ---------        ---------
Less Distributions
Dividends from Net Investment
 Income .............................       (0.60)          (0.69)           (0.69)           (0.86)
Distributions from Capital Gains ....       (2.68)          (1.34)           (0.42)           (1.75)
                                         --------       ---------        ---------        ---------
 Total Distributions ................       (3.28)          (2.03)           (1.11)           (2.61)
                                         --------       ---------        ---------        ---------
Net Asset Value, End of Period.......    $  22.58        $  21.32        $   19.07        $   15.57
                                         ========       =========        =========        =========
-----------
Total Return(2)......................       24.78%          24.47%           31.02%           (0.57%)
-----------

Ratios/Supplemental Data

Net Assets, End of Period (000's
 omitted) ...........................   $1,906,726     $1,616,315       $1,382,693       $1,153,884
Ratio of Expenses to Average
 Daily Net Assets ...................         0.88%          0.85%            0.87%            0.81%
Ratio of Net Investment Income
 to Average Daily Net Assets.........         2.87%          3.40%            4.03%            3.92%
Portfolio Turnover Rate .............           90%           101%              74%              92%
Average Commission Rate
 Paid (3)............................     $  0.060       $  0.060              N/A              N/A


                                        11/30/93(1)     11/30/92(1)     11/30/91(1)      11/30/90(1)     11/30/89(1)
Net Asset Value, Beginning of
 Period .............................    $   17.20       $   15.76       $   14.53        $   19.07       $   16.89
Income From Investment
 Operations
Net Investment Income ...............         0.78            0.78            0.83             0.93            1.00
Net Gains (Losses) on Securities
 (both realized and unrealized)               1.79            1.47            1.37            (2.93)           2.25
                                         ---------       ---------       ---------        ---------       ---------
 Total From Investment
  Operations ........................         2.57            2.25            2.20            (2.00)           3.25
                                         ---------       ---------       ---------        ---------       ---------
Less Distributions
Dividends from Net Investment
 Income .............................        (0.68)         (0.81)           (0.97)           (1.05)          (0.81)
Distributions from Capital Gains             (0.85)          none             none            (1.49)          (0.26)
                                        ----------      ---------       ----------        ---------       ---------
 Total Distributions ................        (1.53)         (0.81)           (0.97)           (2.54)          (1.07)
                                        ----------      ---------       ----------        ---------       ---------
Net Asset Value, End of Period.......    $   18.24       $  17.20        $   15.76        $   14.53       $   19.07
                                        ==========      =========       ==========        =========       =========
-----------
Total Return(2)......................        15.85%         14.55%           15.46%          (12.04%)         19.84%
-----------
Ratios/Supplemental Data

Net Assets, End of Period (000's
 omitted) ...........................   $1,512,194      $1,508,206      $1,579,521       $1,560,641      $1,848,129
Ratio of Expenses to Average
 Daily Net Assets ...................         0.71%           0.72%           0.70%            0.70%           0.67%
Ratio of Net Investment Income
 to Average Daily Net Assets.........         4.34%           4.55%           5.18%            5.78%           5.48%
Portfolio Turnover Rate .............           80%             79%             78%              44%             38%
Average Commission Rate
 Paid (3)............................          N/A             N/A             N/A              N/A             N/A



                                          11/30/88(1)
Net Asset Value, Beginning of
 Period .............................    $   15.86
Income From Investment
 Operations
Net Investment Income ...............         0.76
Net Gains (Losses) on Securities
 (both realized and unrealized)               2.75
                                         ---------
 Total From Investment
  Operations ........................         3.51
                                         ---------
Less Distributions
Dividends from Net Investment
 Income .............................        (0.73)
Distributions from Capital Gains             (1.75)
                                         ----------
 Total Distributions ................        (2.48)
                                         ----------
Net Asset Value, End of Period.......    $   16.89
                                         ==========
-----------
Total Return(2) .....................        25.20%
-----------

Ratios/Supplemental Data

Net Assets, End of Period (000's
 omitted) ...........................    $1,517,445
Ratio of Expenses to Average
 Daily Net Assets ...................          0.73%
Ratio of Net Investment Income
 to Average Daily Net Assets.........          4.80%
Portfolio Turnover Rate .............            39%
Average Commission Rate
 Paid (3)............................           N/A

-----------
(1) The data appearing above do not reflect 12b-1 distribution expenses which apply on and after May 2, 1994.
(2) Does not reflect maximum front-end sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased At Net Asset Value.

(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                                        Decatur Income Fund
                                                                          Class B Shares
                                                     ---------------------------------------------------------
                                                                                                    Period
                                                                                                   9/6/94(1)
                                                                     Year Ended                     through
                                                        11/30/97      11/30/96      11/30/95       11/30/94
Net Asset Value, Beginning of Period ..............    $ 21.26       $  19.03      $  15.55      $  16.59
Income From Investment Operations
Net Investment Income .............................       0.45           0.50          0.56          0.15
Net Gains (Losses) on Securities (both realized
 and unrealized) ..................................       3.90           3.61          3.89         (1.02)
                                                       -------       --------      --------      --------
  Total From Investment Operations ................       4.35           4.11          4.45         (0.87)
                                                       -------       --------      --------      --------
Less Distributions
Dividends from Net Investment Income ..............      (0.45)         (0.54)        (0.55)        (0.17)
Distributions from Capital Gains ..................      (2.68)         (1.34)        (0.42)         none
                                                       -------       --------      --------      --------
  Total Distributions .............................      (3.13)         (1.88)        (0.97)        (0.17)
                                                       -------       --------      --------      --------
Net Asset Value, End of Period ....................    $ 22.48       $  21.26       $ 19.03      $  15.55
                                                       =======       ========      ========      ========
-------------
Total Return ......................................      23.73%(3)      23.43%(3)     29.85%(3)     (5.27%)(3)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) .........   $123,180      $  60,689     $  19,665     $    2,765
Ratio of Expenses to Average Daily Net Assets......       1.68%          1.69%         1.74%          1.70%
Ratio of Net Investment Income to Average
 Daily Net Assets .................................       2.07%          2.56%         3.16%          3.03%
Portfolio Turnover Rate ...........................         90%           101%           74%            92%
Average Commission Rate Paid(5)....................    $ 0.060      $   0.060           N/A            N/A


                                                                 Class C Shares
                                                     --------------------------------------
                                                                                   Period
                                                                                  11/29/95(2)
                                                             Year Ended            through
                                                       11/30/97      11/30/96     11/30/95
Net Asset Value, Beginning of Period ..............   $  21.33      $  19.08      $  19.15
Income From Investment Operations
Net Investment Income .............................       0.46          0.51          0.04
Net Gains (Losses) on Securities (both realized
 and unrealized) ..................................       3.91          3.63         (0.06)
                                                      --------      --------      --------
  Total From Investment Operations ................       4.37          4.14         (0.02)
                                                      --------      --------      --------
Less Distributions
Dividends from Net Investment Income ..............      (0.45)        (0.55)        (0.05)
Distributions from Capital Gains ..................      (2.68)        (1.34)         none
                                                      ---------     ---------     --------
  Total Distributions .............................      (3.13)        (1.89)        (0.05)
                                                      ---------     ---------     --------
Net Asset Value, End of Period ....................   $  22.57      $  21.33      $  19.08
                                                      =========     =========     ========
-------------
Total Return ......................................      23.75%(3)     23.47%(3)        (4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) .........   $ 15,343     $   4,833     $       5
Ratio of Expenses to Average Daily Net Assets......       1.68%         1.69%           (4)
Ratio of Net Investment Income to Average
 Daily Net Assets .................................       2.07%         2.56%           (4)
Portfolio Turnover Rate ...........................         90%          101%           (4)
Average Commission Rate Paid(5)....................   $  0.060     $   0.060          N/A

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)  Date of initial public offering.
(3) Does not include any CDSC which varies from 1%--4%, depending upon the holding period for Decatur Income Fund B Class and 1% for Decatur Income Fund C Class for 12 months from the date of purchase.
(4) The ratios of expenses and net investment income to average daily net assets, portfolio turnover and total return have been omitted as management believes that such ratios, portfolio turnover and total return for this relatively short period are not meaningful.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.


                                                    Decatur Total Return Fund
                                                         Class A Shares
                                      ------------------------------------------------------
                                                            Year Ended
                                        11/30/97      11/30/96      11/30/95      11/30/94

Net Asset Value, Beginning of
 Period ............................    $17.52        $15.61         $12.32        $14.38
Income From Investment
 Operations
Net Investment Income ..............      0.28          0.34           0.37          0.37
Net Gains (Losses) on Securities
 (both realized and unrealized) ....      3.61          3.21           3.70         (0.34)
                                        ------        ------         ------       -------
 Total From Investment
  Operations .......................      3.89          3.55           4.07          0.03
                                        ------        ------         ------       -------
Less Distributions
 Dividends from Net Investment
  Income ...........................     (0.33)        (0.35)         (0.36)        (0.43)
 Distributions from Capital
  Gains ............................     (1.85)        (1.29)         (0.42)        (1.66)
                                        ------        ------         ------       -------
  Total Distributions ..............     (2.18)        (1.64)         (0.78)        (2.09)
                                        ------        ------         ------       -------
 Net Asset Value, End of
  Period ...........................    $19.23        $17.52         $15.61        $12.32
                                        ======        ======         ======        ======
 --------------
 Total Return(1)....................     25.26%        24.89%         34.68%        (0.04%)
---------------

Ratios/Supplemental Data

 Net Assets, End of Period
  (000's omitted) ..................   $863,855     $670,912       $534,342      $402,849
 Ratio of Expenses to Average
  Daily Net Assets .................       1.13%        1.11%          1.19%         1.26%
 Ratio of Net Investment
  Income to Average Daily
  Net Assets .......................       1.60%        2.21%          2.72%         2.88%
 Portfolio Turnover Rate ...........         69%          87%            81%           74%
 Average Commission Rate
  Paid (2)..........................    $ 0.060      $ 0.060            N/A           N/A





                                       11/30/93      11/30/92      11/30/91      11/30/90      11/30/89      11/30/88
Net Asset Value, Beginning of
 Period ............................    $ 13.98       $ 12.73       $ 11.71       $ 13.64       $ 11.47       $  9.04
Income From Investment
 Operations
Net Investment Income ..............       0.45          0.47          0.53          0.58          0.54          0.50
Net Gains (Losses) on Securities
 (both realized and unrealized) ....       1.45          1.30          1.07         (1.44)         2.12          2.30
                                        -------       -------       -------       -------       -------       -------
 Total From Investment
  Operations .......................       1.90          1.77          1.60         (0.86)         2.66          2.80
                                        -------       -------       -------       -------       -------       -------
Less Distributions
 Dividends from Net Investment
  Income ...........................      (0.45)        (0.52)        (0.58)        (0.60)        (0.49)        (0.37)
 Distributions from Capital
  Gains ............................      (1.05)         none          none         (0.47)         none          none
                                        -------       -------       -------       -------       -------       -------
  Total Distributions ..............      (1.50)        (0.52)        (0.58)        (1.07)        (0.49)        (0.37)
                                        -------       -------       -------       -------       -------       -------
 Net Asset Value, End of
  Period ...........................    $ 14.38       $ 13.98       $ 12.73       $ 11.71       $ 13.64       $ 11.47
                                        =======       =======       =======       =======       =======       =======
---------------
 Total Return(1)....................      14.74%        14.12%        13.94%        (6.84%)       23.73%        31.51%
---------------

Ratios/Supplemental Data

 Net Assets, End of Period
  (000's omitted) ..................   $431,638      $408,986      $394,338      $357,139      $318,871      $200,085
 Ratio of Expenses to Average
  Daily Net Assets .................       1.22%         1.23%         1.23%         1.23%         1.24%         1.28%
 Ratio of Net Investment
  Income to Average Daily
  Net Assets .......................       3.15%         3.44%         4.20%         4.87%         4.60%         4.77%
 Portfolio Turnover Rate ...........        119%           98%           67%           54%           60%           69%
 Average Commission Rate
  Paid (2)..........................        N/A           N/A           N/A           N/A           N/A           N/A

(1) Does not reflect any maximum front-end sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased At Net Asset Value.

(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                                     Decatur Total Return Fund
                                                                              Class B
                                                     ---------------------------------------------------------
                                                                                                   Period
                                                                                                  9/6/94(1)
                                                             Year Ended                            through
                                                        11/30/97      11/30/96      11/30/95      11/30/94
Net Asset Value, Beginning of Period ..............    $ 17.46       $  15.56      $  12.31      $  13.11
Income From Investment Operations
Net Investment Income .............................       0.17           0.23          0.30          0.12
Net Gains (Losses) on Securities (both realized
 and unrealized) ..................................       3.60           3.20          3.67         (0.82)
                                                       -------       --------      --------      --------
  Total From Investment Operations ................       3.77           3.43          3.97         (0.70)
                                                       -------       --------      --------      --------
Less Distributions
Dividends from Net Investment Income ..............      (0.18)         (0.24)        (0.30)        (0.10)
Distributions from Capital Gains ..................      (1.85)         (1.29)        (0.42)         none
                                                       -------       --------      --------      --------
  Total Distributions .............................      (2.03)         (1.53)        (0.72)        (0.10)
                                                       -------       --------      --------      --------
Net Asset Value, End of Period ....................    $ 19.20       $  17.46      $  15.56      $  12.31
                                                       =======       ========      ========      ========
-----------
Total Return ......................................      24.45%(3)      24.01%(3)     33.79%(3)     (5.37%)(3)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) .........   $135,737      $  53,467     $  14,745      $  1,738
Ratio of Expenses to Average Daily Net Assets......       1.83%          1.81%         1.89%         1.96%
Ratio of Net Investment Income to Average
 Daily Net Assets .................................       0.90%          1.53%         2.02%         2.18%
Portfolio Turnover Rate ...........................         69%            87%           81%           74%
Average Commission Rate Paid(5)....................    $ 0.060      $   0.060           N/A           N/A



                                                             Shares Class C Shares
                                                     --------------------------------------
                                                                                   Period
                                                                                 11/29/95(2)
                                                             Year Ended            through
                                                       11/30/97      11/30/96     11/30/95
Net Asset Value, Beginning of Period ..............   $  17.43      $  15.61      $ 15.61
Income From Investment Operations
Net Investment Income .............................       0.17          0.33         none
Net Gains (Losses) on Securities (both realized
 and unrealized) ..................................       3.59          3.10         none
                                                      --------      --------      -------
  Total From Investment Operations ................       3.76          3.43         none
                                                      --------      --------      -------
Less Distributions

Dividends from Net Investment Income ..............      (0.18)        (0.32)        none
Distributions from Capital Gains ..................      (1.85)        (1.29)        none
                                                      ---------     ---------     -------
  Total Distributions .............................      (2.03)        (1.61)        none
                                                      ---------     ---------     -------
Net Asset Value, End of Period ....................   $  19.16      $  17.43      $ 15.61
                                                      =========     =========     =======
-------------
Total Return ......................................      24.44%(3)     24.04%(3)       (4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) .........   $ 26,231      $  7,591     $     5
Ratio of Expenses to Average Daily Net Assets......       1.83%         1.81%         (4)
Ratio of Net Investment Income to Average
 Daily Net Assets .................................       0.90%         1.53%         (4)
Portfolio Turnover Rate ...........................         69%           87%         (4)
Average Commission Rate Paid(5)....................   $  0.060     $   0.060         N/A

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2)  Date of initial public offering.
(3) Does not include any CDSC which varies from 1% - 4%, depending upon the holding period for Decatur Total Return Fund B Class and 1% for Decatur Total Return Fund C Class for 12 months from the date of purchase.
(4) The ratios of expenses and net investment income to average daily net assets, portfolio turnover and total return have been omitted as management believes that such ratios, portfolio turnover and total return for this relatively short period are not meaningful.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

Investment Objectives and Policies

SUITABILITY

     Decatur Income Fund -- The Fund may be suitable for investors looking for current income with the potential for capital appreciation. The Fund will invest in common stocks and other income-producing securities, including high yield, higher-risk fixed-income securities, and investors should be willing to accept the risks associated with such investments.

     Decatur Total Return Fund -- The Fund may be suitable for the patient investor interested in the long-term growth and current income potential offered by dividend-paying common stocks. Investors should be willing to accept the risks associated with investments in common stocks and income-producing securities that are convertible into common stocks.

                                     * * *
     Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

     Ownership of shares of each Fund reduces the bookkeeping and administrative inconveniences that would be involved with direct purchases of the securities held in each Fund's portfolio.

     Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

     Decatur Income Fund -- The investment objective of Decatur Income Fund is to earn the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. This is a fundamental policy and cannot be changed without shareholder approval. The Fund primarily aims to earn and pay its shareholders dependable current income. It seeks to accomplish this objective while attempting to limit risk to principal through prudent investing. Although it is not a fundamental policy, the Fund will normally invest at least 65% of its total assets in income-producing securities. The Fund may invest up to 15% of its net assets in high yield, higher risk fixed-income securities, which are generally considered to be speculative. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

     The Manager carefully selects the Fund's diversified group of securities for their high yields relative to risk involved.

     The Fund generally invests in common stocks that the Manager believes have better potential for income and appreciation than fixed-income securities. It may, however, invest its assets in all classes of securities, including bonds, preferred stocks, and common stocks, in any proportions deemed prudent for defensive purposes under existing market and economic conditions. All available types of securities, including foreign securities (which may include American, Global and European Depositary Receipts), are under continuous study, and the management regularly transfers investments between securities or types of securities in carrying out its investment policy. Although the Fund may invest up to 20% of its total assets in foreign securities, the Manager has no present intention of doing so. See Foreign Securities under Other Investment Policies and Risk Considerations.

     The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Option under Other Investment Policies and Risk Considerations.

     It is the Fund's policy not to purchase and sell securities with a view toward obtaining short-term profits. However, the Fund may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

     Decatur Total Return Fund -- Decatur Total Return Fund's investment objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The portfolio manager looks for securities that have a better dividend yield than the average dividend yield of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500"), as well as capital gains potential.

     All available types of appropriate securities are under continuous study. While the Fund may invest in all classes of securities, including bonds and preferred and common stocks, in any proportion deemed prudent under existing market and economic conditions, the focus on fixed-income securities can be expected to be less than that of Decatur Income Fund. The Fund may also invest up to 20% of its total assets in foreign securities (which may include American, Global and European Depositary Receipts), although the Manager has no present intention of doing so. See Foreign Securities under Other Investment Policies and Risk Considerations.

     Income-producing convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

     The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Option under Other Investment Policies and Risk Considerations.

     It is the Fund's policy to purchase and sell securities with a view toward obtaining long-term rather than short-term capital gains. However, the Fund may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase turnover rate and incur brokerage commissions and other expenses that might otherwise be the case.

                                     * * *
     For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

     Although each Fund will constantly strive to attain its respective objectives, there can be no assurance that they will be attained.

The Delaware Difference

PLANS AND SERVICES

     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
  800-523-4640
   Fund Information; Literature; Price, Yield and Performance Figures

Shareholder Service Center
  800-523-1918
  Information on Existing Regular Investment Accounts and Retirement Plan
  Accounts; Wire Investments; Wire Liquidations; Telephone   Liquidations and
  Telephone Exchanges

Delaphone
  800-362-FUND
  (800-362-3863)

Performance Information
     You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.

Shareholder Services
     During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, the various service features and other funds in the Delaware Group.

Delaphone Service
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine(SM) Services
     Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account:

1. MoneyLine(SM) Direct Deposit Service
      If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
      You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
     Each year, Equity Funds II, Inc. will mail to you information on the tax status of your dividends and distributions.

Retirement Planning
     An investment in the Funds may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call the Delaware Group at 1-800-5230-1918 for more information.

Right of Accumulation
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
     The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
     You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Financial Information about the Funds
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

Classes of Shares

Alternative Purchase Arrangements
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares, and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of these classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

     Dividends, if any, paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

     The NASD has adopted certain rules relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.


                                Decatur Income Fund A Class
                            Decatur Total Return Fund A Class
---------------------------------------------------------------------------------------
                                                                             Dealer's
                                       Front-End Sales Charge             Commission***
                                               as % of                       as % of
                                Offering              Amount                 Offering
   Amount of Purchase             Price             Invested**                Price
----------------------------------------------------------------------------------------
                                                          Decatur
                                             Decatur       Total
                                             Income        Return
                                              Fund         Fund
Less than $100,000               4.75%        5.00%         4.99%            4.00%
$100,000 but under $250,000      3.75         3.90          3.90             3.00
$250,000 but under $500,000      2.50         2.57          2.55             2.00
$500,000 but under $1,000,000*   2.00         2.04          2.03             1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based on the net asset value per share of the respective Class A Shares as of the end of Equity Funds II, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

-------------------------------------------------------------------------------

    A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
-------------------------------------------------------------------------------

     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                      Dealer's Commission
                                     --------------------
                                      (as a percentage of
        Amount of Purchase            amount of purchase)
        ------------------
Up to $2 million                             1.00%
Next $1 million up to $3 million             0.75
Next $2 million up to $5 million             0.50
Amount over $5 million                       0.25

     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege

     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Group, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account my be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative Class A Shares, above.

Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
     Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, CDSC or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plan for information regarding the applicability of the Limited CDSC.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any funds in the Delaware Group at net asset value.

     Purchases of Decatur Total Return Fund A Class at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in the distribution arrangements.

     A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans

     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans and 403(b)(7) and 457 Deferred Compensation Plan) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative -- Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary after purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative -- Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge -- Class B Shares and Class C Shares

     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%.

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

     The following table sets forth the rates of the CDSC for the Class B Shares of the Funds:

                                             Contingent Deferred
                                              Sales Charge (as a
                                                 Percentage of
                                                 Dollar Amount
     Year After Purchase Made                  Subject to Charge)
     ---------------------------             --------------------
                0-2                                  4%
                3-4                                  3%
                5                                    2%
                6                                    1%
                7 and thereafter                     None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash commissions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Institutional Classes
     In addition to offering Class A, Class B and Class C Shares, Decatur Income Fund also offers Decatur Income Fund Institutional Class shares and Decatur Total Return Fund also offers Decatur Total Return Fund Institutional Class, which are described in a separate prospectus and are available for purchase only by certain investors. Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

How To Buy Shares

Purchase Amounts
     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
     You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds II, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

     Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds II, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k) Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit
     You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *  *  *
     Should investments through an automatic investment plan or by direct deposit be reclaimed or returned for some reason, Equity Funds II, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option

     You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) and 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan

     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

     Capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
     The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by the Fund in which the shares are being purchased its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund in which the account is held will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Redemption and Exchange

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax- advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after a receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in the New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in the New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by either Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption
     You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption-Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1. Regular Plans

     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

2. Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                    * *  *
     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B and Class C Shares, below.

     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge--Class A Shares

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended ("the Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares

     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size;
(ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Dividends and Distributions


     Equity Funds II, Inc. currently intends to make monthly payments from Decatur Income Fund's net investment income and quarterly payments from Decatur Total Return Fund's net investment income. Payments from a Fund's net realized securities profits, if any, will be made once a year during the first quarter following the end of a Fund's fiscal year.


     Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

Taxes
     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect each Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to the Fund's shareholders. For the fiscal year ended November 30, 1997, 34% and 51% of, respectively, Decatur Income Fund's and Decatur Total Return Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when each Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds II, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.

     The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Funds and any other fund in the Delaware group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Equity Funds II, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

     Equity Funds II, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

Calculation of Offering Price and Net Asset Value Per Share

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class will not incur any of the expenses under Equity Funds II, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.

Management of the Funds

Directors
     The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
     The Manager furnishes investment management services to each Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds II, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.

     The Manager manages each Fund's portfolio and makes investment decisions which are implemented by Equity Funds II, Inc.'s Trading Department. The Manager also administers Equity Funds II, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. For these services, under the Investment Management Agreement for Decatur Income Fund, the Manager is paid an annual fee of 0.60% on the first $100 million of average daily net assets, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less Decatur Income Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1997, investment management fees paid by Decatur Income Fund were 0.49% of its average daily net assets.

     For the services noted above, under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee of 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% of the average daily net assets in excess of $750 million, less Decatur Total Return Fund's proportionate share of directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1997, investment management fees paid by Decatur Total Return Fund were 0.58% of its average daily net assets.

     The directors of Equity Funds II, Inc. annually review fees paid to the Manager.

     John B. Fields has primary responsibility for making day-to-day investment decisions for each Fund. He has been the Senior Portfolio Manager for Decatur Income Fund since 1993 and for Decatur Total Return Fund since 1992. Mr. Fields, who has 27 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining the Delaware Group in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware.


     In making investment decisions for each Fund, Mr. Fields works with a team of 12 portfolio managers and analysts, each of whom specializes in a different industry sector and makes recommendations accordingly. Mr. Fields also regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork, Chairman of the Manager's and of Equity Funds II, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds II, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994.


Portfolio Trading Practices

     Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%.

     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, Decatur Income Fund and Decatur Total Return Fund may quote yield or total return performance of their respective Classes in advertising and other types of literature.

     The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

     Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated April 3, 1995, as amended on November 29, 1995.

     Equity Funds II, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits the Fund to which the Plan relates to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds II, Inc.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of a Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and the Class C Shares' average daily net assets in any year. The actual 12b-1 Plan expenses assessed against Decatur Income Fund A Class may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by Equity Funds II, Inc.'s Board of Directors. See Part B. Each Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     While payments pursuant to the Plans may not exceed 0.30% annually with respect to each Fund's Class A Shares, and 1% annually with respect to each Fund's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds II, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

     The Plans do not apply to Decatur Income Fund Institutional Class or Decatur Total Return Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Decatur Income Fund Institutional Class or Decatur Total Return Fund Institutional Class.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement.

     The directors of Equity Funds II, Inc. annually review service fees paid to the Distributor and Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended November 30, 1997, the ratios of expenses to average daily net assets for each class were as follows:

                                  Class A     Class B      Class C
                                   Shares      Shares      Shares
                                 ---------   ---------   ----------
   Decatur Income Fund             0.88%       1.68%       1.68%
   Decatur Total Return Fund       1.13%       1.83%       1.83%

     The expense ratio of each Class reflects the impact of its 12b-1 Plan.

Shares

     Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983 and was previously organized as a Delaware corporation in 1956. Equity Funds II, Inc. currently offers four series of shares - Decatur Income Fund series, Decatur Total Return Fund series, Blue Chip Fund series and Social Awareness Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Equity Funds II, Inc. in the assets and income of that Fund.

     All of the shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to Class A Shares, Class B Shares and Class C Shares, Decatur Income Fund and Decatur Total Return Fund offer Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, respectively. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

     Effective as of the close of business February 21, 1997, the name of Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc.

Other Investment Policies and Risk Considerations

High Yield, High Risk Securities

     Decatur Income Fund may invest up to 15% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix A--Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

     In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

     Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

     The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Restricted and Illiquid Securities

         Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds. Each Fund may invest no more than 10% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

     While maintaining oversight, the Board of Directors of Equity Funds II, Inc. has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Securities Lending Activities

     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for each Fund.


Foreign Securities
     Each Fund may invest up to 20% of its assets in foreign securities (which may include American, Global and European Depositary Receipts), although the Manager does not presently anticipate doing so. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. A Fund may also experience delays in foreign securities settlement.

Depositary Receipts
     Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures Contracts
     Each Fund may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when such Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated, and the Fund's cash reserve could then be used to buy long-term bonds on the cash market.

     Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates. Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
     Each Fund may write covered call options on individual issues. For the option to be considered to be covered, the Fund writing the option must own the common stock underlying the option or securities convertible into such common stock. In addition, each Fund may write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Funds do not currently intend to write or purchase options on stock indices.

     While there is no limit on the amount of a Fund's assets which may be invested in covered call options, neither Fund will invest more than 2% of its net assets in put options. The Funds will only use Exchange-traded options.

Call Options

     Writing a Covered Call Option on Securities -- A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 Index ("S&P 100") and the S&P Over-The-Counter ("OTC") 250.

Put Options
     Purchasing a Put Option--A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

     Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

     Closing Transactions--Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

                                     *  * *

Borrowing from Banks
     Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will normally not be purchased while a Fund has an outstanding borrowing.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. No more than 10% of each Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which its Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

                                     * * *
     Part B describes certain of these investment policies and risk considerations. In addition, Part B sets forth other investment policies, risk considerations and more specific investment restrictions.

Appendix A--Ratings

     Decatur Income Fund has the ability to invest up to 15% of its net assets in high yield, high risk fixed-income securities. The table set forth below shows asset composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of Decatur Income Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

                    Rating Moody's     Average Weighted
                        and/or          Percentage of
                         S&P              Portfolio
                  -----------------   -----------------
                  Baa/BBB                   -0-%
                  Ba/BB                   2.67%
                  B/B                    10.46%
                  Not Rated/Other         0.43%

General Rating Information

Bonds
     Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC-- regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

     The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

   Printed in the U.S.A. on recycled paper.
   P-143[--] PP1/98

----------------------------------------------

DECATUR INCOME FUND
DECATUR TOTAL RETURN FUND

----------------------------------------------

A CLASS
----------------------------------------------
B CLASS
----------------------------------------------
C CLASS
----------------------------------------------



PROSPECTUS
----------------------------------------------


JANUARY 30, 1998








                                                                        DELAWARE
                                                                        GROUP
                                                                        --------

DECATUR INCOME FUND
DECATUR TOTAL RETURN FUND                                             PROSPECTUS
INSTITUTIONAL CLASS SHARES                                      JANUARY 30, 1998

         -------------------------------------------------------------

                  1818 Market Street, Philadelphia, PA 19103

                         For more information about the
                   Decatur Income Fund Institutional Class and
               the Decatur Total Return Fund Institutional Class
                     call the Delaware Group at 800-828-5052

     This Prospectus describes the shares of Decatur Income Fund series and Decatur Total Return Fund series (individually, a "Fund" and collectively, the "Funds") of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") (formerly, Delaware Group Decatur Fund, Inc.), a professionally-managed mutual fund of the series type. Decatur Income Fund's investment objective is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund's investment objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

     Decatur Income Fund offers Decatur Income Fund Institutional Class and Decatur Total Return Fund offers Decatur Total Return Fund Institutional Class (individually, a "Class" and collectively, the "Classes").
     Shares of each Class are available for purchase only by certain enumerated investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a 12b-1 charge. See How To Buy Shares.

     This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated January 30, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Funds' financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Equity Funds II, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

     Decatur Income Fund also offers Decatur Income Fund A Class, Decatur Income Fund B Class and Decatur Income Fund C Class. Decatur Total Return Fund also offers Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

     TABLE OF CONTENTS

    Cover Page                                       1
    Synopsis                                         2
    Summary of
     Expenses                                        3
    Financial Highlights                             5
    Investment Objectives and
     Policies                                        6
     Suitability                                     6
     Investment Strategy                             6
    Classes of
     Shares                                          8
      How to Buy Shares                              9

    Redemption and Exchange                         10
    Dividends and Distributions                     11
    Taxes                                           12
    Calculation of Net Asset Value Per Share        13
        Management of the Funds                     13
    Other Investment Policies and
     Special Risk Considerations                    17
    Appendix A--Ratings                             22

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS
Investment Objective
     Decatur Income Fund--The investment objective of Decatur Income Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.
     Decatur Total Return Fund--The investment objective of Decatur Total Return Fund is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

     For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
     Decatur Income Fund may invest up to 15% of its net assets in high-yield securities (junk bonds) and, consequently, greater risks may be involved with an investment in the Fund. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

     Each Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While the Funds do not engage in options and futures for speculative purposes, there are risks that result from use of these instruments, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     Each Fund may invest up to 20% of its assets in foreign securities, although neither Fund presently anticipates doing so. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

Purchase Price

     Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange

     Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
     Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was first organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

                                                   Decatur       Decatur Total
                                                 Income Fund      Return Fund
                                                Institutional    Institutional
       Shareholder Transaction Expenses             Class            Class
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price).........       None             None
Maximum Sales Charge Imposed on Reinvested
  Dividends (as a percentage of offering
  price) ....................................       None             None
Exchange Fees ...............................       None*            None*


                                                   Decatur        Decatur Total
      Annual Operating Expenses                  Income Fund       Return Fund
         (as a percentage of                   Institutional      Institutional
      average daily net assets)                    Class              Class
-------------------------------------------------------------------------------

Management Fees .............................      0.49%              0.58%
12b-1 Fees ..................................      None               None
Other Operating Expenses ....................      0.19%              0.25%
                                                   ----               ----
Total Operating Expenses ....................      0.68%              0.83%
                                                   ====               ====

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

     For expense information about Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Equity Funds II, Inc. charges no redemption fees.


Decatur Income Fund            1 year      3 years      5 years      10 years
                              ---------   ----------   ----------   -----------
Institutional Class           $   7       $   22       $   38       $    85


Decatur Total Return Fund      1 year      3 years      5 years      10 years
                              ---------   ----------   ----------   -----------
Institutional Class           $   8       $   26       $   46       $   103

     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in either Class will bear directly or indirectly.

-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
The following financial highlights are derived from the financial statements of Decatur Income Fund and Decatur Total Return Fund of Delaware Group Equity Funds II, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Funds' performance is contained in the Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds II, Inc.
upon request at no charge.

--------------------------------------------------------------------------------

                                                       Decatur Income Fund Institutional Class
                                      -------------------------------------------------------------------------
                                                                                    Period
                                                                                   1/13/94
                                                     Year Ended                    through
                                        11/30/97      11/30/96      11/30/95      11/30/94(2)        11/30/94(1)
Net Asset Value, Beginning
 of Period .........................    $21.31        $19.06        $15.59         $16.72               $18.24
Income From Investment
 Operations
Net Investment Income ..............      0.65          0.69          0.71           0.59                 0.67
Net Gains (Losses) on Securities
 (both realized and
 unrealized) .......................      3.93          3.62          3.92          (1.10)               (0.73)
                                        -------       -------      --------       --------             -------
Total From Investment
 Operations ........................      4.58          4.31          4.63          (0.51)               (0.06)
                                        -------       -------      --------       --------            --------
Less Distributions
Dividends (from net investment
 income) ...........................     (0.64)        (0.72)       (0.74)          (0.62)               (0.86)
Distributions (from
 capital gains) ....................     (2.68)        (1.34)       (0.42)          none                 (1.75)
                                        --------      --------     --------       --------           ---------
Total Distributions ................     (3.32)        (2.06)       (1.16)          (0.62)               (2.61)
                                        --------      --------     --------       --------           ---------
Net Asset Value, End of Period......    $22.07        $21.31       $19.06          $15.59               $15.57
                                        ========      ========     ========       ========           =========
--------------------------
Total Return .......................     25.02%        24.65%       31.14%          (0.45%)              (0.57%)(3)
--------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ...................   $278,384     $244,048     $211,409        $182,105           $1,153,884
Ratio of Expenses to Average
 Daily Net Assets ..................       0.68%        0.69%        0.74%           0.70%                0.81%
Ratio of Net Investment Income
 to Average Daily Net Assets........       3.07%        3.56%        4.16%           4.03%                3.92%
Portfolio Turnover Rate ............         90%         101%          74%             92%                  92%
Average Commission Rate Paid4            $0.060       $0.060          N/A             N/A                  N/A

                                                                         Year Ended
                                       11/30/93(1)      11/30/92(1)      11/30/91(1)      11/30/90(1)       11/30/89(1)
Net Asset Value, Beginning
 of Period .........................      $17.20           $15.76           $14.53          $19.07             $16.89
Income From Investment
 Operations
Net Investment Income ..............        0.78             0.78             0.83            0.93               1.00
Net Gains (Losses) on Securities
 (both realized and
 unrealized) .......................        1.79             1.47             1.37           (2.93)              2.25
                                        ---------        ---------        ---------        ----------        ---------
Total From Investment
 Operations ........................        2.57             2.25             2.20           (2.00)              3.25
                                        ---------        ---------        ---------        ----------        ---------
Less Distributions
Dividends (from net investment
 income) ...........................       (0.68)           (0.81)           (0.97)          (1.05)             (0.81)
Distributions (from
 capital gains) ....................       (0.85)            none             none           (1.49)             (0.26)
                                        ---------        ---------        ---------        ----------        ---------
Total Distributions ................       (1.53)           (0.81)           (0.97)          (2.54)             (1.07)
                                        ---------        ---------        ---------        ----------        ---------
Net Asset Value, End of Period......      $18.24           $17.20           $15.76          $14.53             $19.07
                                        =========        =========        =========        ==========        =========
----------------------------
Total Return .......................       15.85%(3)        14.55%(3)        15.46%(3)      (12.04%)(3)         19.84%(3)
----------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ...................  $1,512,194       $1,508,206       $1,579,521      $1,560,641         $1,848,129
Ratio of Expenses to Average
 Daily Net Assets ..................        0.71%            0.72%            0.70%           0.70%              0.67%
Ratio of Net Investment Income
 to Average Daily Net Assets........        4.34%            4.55%            5.18%           5.78%              5.48%
Portfolio Turnover Rate ............          80%              79%              78%             44%                38%
Average Commission Rate Paid4                N/A              N/A              N/A             N/A                N/A

                                        11/30/881(1)
Net Asset Value, Beginning
 of Period .........................      $15.86
Income From Investment
 Operations
Net Investment Income ..............        0.76
Net Gains (Losses) on Securities
 (both realized and
 unrealized) .......................        2.75
                                        ---------
Total From Investment
 Operations ........................        3.51
                                        ---------
Less Distributions
Dividends (from net investment
 income) ...........................       (0.73)
Distributions (from
 capital gains) ....................       (1.75)
                                        ---------
Total Distributions ................       (2.48)
                                        ---------
Net Asset Value, End of Period......      $16.89
                                        =========
------------------------------
Total Return .......................       25.20%(3)
------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ...................  $1,517,445
Ratio of Expenses to Average
 Daily Net Assets ..................        0.73%
Ratio of Net Investment Income
 to Average Daily Net Assets........        4.80%
Portfolio Turnover Rate ............          39%
Average Commission Rate Paid4                N/A

-----------
(1) Data for Decatur Income Fund Institutional Class are derived from data of Decatur Income Fund A Class (formerly known as the Decatur Fund I class), which prior to May 2, 1994 was not subject to Rule 12b-1 distribution expenses.
(2) Data are derived from data for Decatur Income Fund Institutional Class (formerly known as the Decatur Fund I (Institutional) class), which commenced operations on January 13, 1994. Ratios and total return have been annualized.
(3) Does not reflect current maximum sales charges that are or were in effect applicable to Decatur Income Fund A Class.

(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                 Decatur Total Return Fund Institutional Class
                                         --------------------------------------------------------------
                                                                                               Period
                                                                                             7/26/93(2)
                                                            Year Ended                        through
                                           11/30/97     11/30/96     11/30/95    11/30/94     11/30/93
Net Asset Value, Beginning
 of Period ............................   $17.57       $15.65       $12.35      $14.40         $14.10
Income From Investment
 Operations
Net Investment Income .................     0.35         0.37         0.47        0.43           0.15
Net Gains (Losses) on Securities
 (both realized and unreal-
 ized) ................................     3.60         3.23         3.65       (0.37)          0.25
                                          -------      -------      -------     -------       -------
 Total From Investment
  Operations ..........................     3.95         3.60         4.12        0.06           0.40
                                          -------      -------      -------     -------       -------
Less Distributions
Dividends (from net investment
 income) ..............................    (0.41)       (0.39)       (0.40)      (0.45)         (0.10)
Distributions (from capital gains)         (1.85)       (1.29)       (0.42)      (1.66)          none
                                          --------     --------     -------     -------       -------
 Total Distributions ..................    (2.26)       (1.68)       (0.82)      (2.11)         (0.10)
                                          --------     --------     -------     -------       -------
Net Asset Value, End of Period.........   $19.26       $17.57       $15.65      $12.35         $14.40
                                          ========     ========     =======     =======       =======
----------------------------
Total Return ..........................    25.65%       25.24%       35.13%       0.19%         14.89%
----------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ......................  $78,813      $45,958      $11,520      $1,376         $1,181
Ratio of Expenses to Average
 Daily Net Assets .....................     0.83%        0.81%        0.89%       0.96%          0.92%
Ratio of Net Investment Income
 to Average Daily Net Assets...........     2.73%        2.53%        3.02%       3.18%          3.45%
Portfolio Turnover Rate ...............       69%          87%          81%         74%           119%
Average Commission Rate Paid4             $0.060       $0.060          N/A         N/A            N/A

                                                                            Year Ended
                                        11/30/93(1)    11/30/92(1)    11/30/91(1)    11/30/90(1)    11/30/89(1)     11/30/88(1)
Net Asset Value, Beginning
 of Period ............................   $13.98         $12.73         $11.71        $13.64           $11.47         $ 9.04
Income From Investment
 Operations
Net Investment Income .................     0.45           0.47           0.53          0.58             0.54           0.50
Net Gains (Losses) on Securities
 (both realized and unreal-
 ized) ................................     1.45           1.30           1.07         (1.44)            2.12           2.30
                                          --------       --------       --------      ---------        --------       --------
 Total From Investment
  Operations ..........................     1.90           1.77           1.60         (0.86)            2.66           2.80
                                          --------       --------       --------      ---------        --------       --------
Less Distributions
Dividends (from net investment
 income) ..............................    (0.45)         (0.52)         (0.58)        (0.60)           (0.49)         (0.37)
Distributions (from capital gains)         (1.05)          none           none         (0.47)            none           none
                                          --------       --------       --------      ---------        --------       --------
 Total Distributions ..................    (1.50)         (0.52)         (0.58)        (1.07)           (0.49)         (0.37)
                                          --------       --------       --------      ---------        --------       --------
Net Asset Value, End of Period.........   $14.38         $13.98         $12.73        $11.71           $13.64         $11.47
                                          ========       ========       ========      =========        ========       ========
------------------------------
Total Return ..........................    14.74%(3)      14.12%(3)      13.94%(3)     (6.84%)(3)       23.73%(3)      31.51%(3)
------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ...................... $431,638       $408,986       $394,338      $357,139         $318,871       $200,085
Ratio of Expenses to Average
 Daily Net Assets .....................     1.22%          1.23%          1.23%         1.23%            1.24%          1.28%
Ratio of Net Investment Income
 to Average Daily Net Assets...........     3.15%          3.44%          4.20%         4.87%            4.60%          4.77%
Portfolio Turnover Rate ...............      119%            98%            67%           54%              60%            69%
Average Commission Rate Paid4                N/A            N/A            N/A           N/A              N/A            N/A

-----------
(1) Data are derived from data of Decatur Total Return Fund A Class (formerly known as the Decatur Fund II class) and reflect the impact of Rule 12b-1 distribution expenses paid by Decatur Total Return Fund A Class. Decatur Total Return Fund Institutional Class (formerly known as the Decatur Fund II (Institutional) class) is not subject to Rule 12b-1 distribution expenses and per share data for periods beginning on and after July 26, 1993 will not reflect the deduction of such expenses.
(2) Date of initial public offering of Decatur Total Return Fund Institutional Class (formerly known as the Decatur Fund II (Institutional) class); ratios and total return for this period have been annualized.
(3) Does not reflect any maximum sales charges that are or were in effect for Decatur Total Return Fund A Class.

(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVES AND POLICIES

SUITABILITY
     Decatur Income Fund--The Fund may be suitable for investors looking for current income with the potential for capital appreciation. The Fund will invest in common stocks and other income-producing securities, including high yield, higher-risk fixed-income securities, and investors should be willing to accept the risks associated with such investments.

     Decatur Total Return Fund--The Fund may be suitable for the patient investor interested in the long-term growth and current income potential offered by dividend-paying common stocks. Investors should be willing to accept the risks associated with investments in common stocks and income-producing securities that are convertible into common stocks.

                                     * * *
     Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

     Ownership of shares of each Fund reduces the bookkeeping and administrative inconveniences that would be involved with direct purchases of the securities held in each Fund's portfolio.

     Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

     Decatur Income Fund--The investment objective of Decatur Income Fund is to earn the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. This is a fundamental policy and cannot be changed without shareholder approval. The Fund primarily aims to earn and pay its shareholders dependable current income. It seeks to accomplish this objective while attempting to limit risk to principal through prudent investing. Although it is not a fundamental policy, the Fund will normally invest at least 65% of its total assets in income-producing securities. The Fund may invest up to 15% of its net assets in high yield, higher risk fixed-income securities, which are generally considered to be speculative. See High Yield, High Risk Securities under Other Investment Policies and Risk Considerations.

     The Manager carefully selects the Fund's diversified group of securities for their high yields relative to risk involved.

     The Fund generally invests in common stocks that the Manager believes have better potential for income and appreciation than fixed-income securities. It may, however, invest its assets in all classes of securities, including bonds, preferred stocks, and common stocks, in any proportions deemed prudent for defensive purposes under existing market and economic conditions. All available types of securities, including foreign securities (which may include American, Global and European Depositary Receipts), are under continuous study, and the management regularly transfers investments between securities or types of securities in carrying out its investment policy. Although the Fund may invest up to 20% of its total assets in foreign securities, the Manager has no present intention of doing so. See Foreign Securities under Other Investment Policies and Risk Considerations.

     The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Option under Other Investment Policies and Risk Considerations.

     It is the Fund's policy not to purchase and sell securities with a view toward obtaining short-term profits. However, the Fund may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

     Decatur Total Return Fund--Decatur Total Return Fund's investment objective is to achieve long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The portfolio manager looks for securities that have a better dividend yield than the average dividend yield of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500"), as well as capital gains potential.

     All available types of appropriate securities are under continuous study. While the Fund may invest in all classes of securities, including bonds and preferred and common stocks, in any proportion deemed prudent under existing market and economic conditions, the focus on fixed-income securities can be expected to be less than that of Decatur Income Fund. The Fund may also invest up to 20% of its total assets in foreign securities (which may include American, Global and European Depositary Receipts), although the Manager has no present intention of doing so. See Foreign Securities under Other Investment Policies and Risk Considerations.

     Income-producing convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

     The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Option under Other Investment Policies and Risk Considerations.

     It is the Fund's policy to purchase and sell securities with a view toward obtaining long-term rather than short-term capital gains. However, the Fund may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase turnover rate and incur brokerage commissions and other expenses that might otherwise be the case.

                                     * * *
     For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

     Although each Fund will constantly strive to attain its respective objectives, there can be no assurance that they will be attained.

CLASSES OF SHARES

     The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

     Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

     Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class

    In addition to offering Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, Decatur Income Fund also offers Decatur Income Fund A Class, Decatur Income Fund B Class and Decatur Income Fund C Class, and Decatur Total Return Fund also offers Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class, which are described in a separate prospectus. The Class A, Class B and Class C Shares of each Fund may be purchased through authorized investment dealers or directly by contacting the relevant Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES
     Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected by you, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into the Funds. However, shares of Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
     The purchase price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     Each Fund reserves the right to reject any purchase order. If a purchase is cancelled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor written redemption requests as to shares for which a check was rendered as payment, but neither Fund will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of a Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such exchange will be exchanged at net asset value. Shares of a Class may not be exchanged into Class B Shares or Class C Shares of any of the funds in the Delaware Group. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption and Exchange
     You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
     You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS


         Equity Funds II, Inc. currently intends to make monthly payments from Decatur Income Fund's net investment income and quarterly payments from Decatur Total Return Fund's net investment income. Payments from net realized securities profits of a Fund, if any, will be made once a year in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.


     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fees under the 12b-1 Plans which apply to Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class.

TAXES

     The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a fund.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect each Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to each Fund's shareholders. For the fiscal year ended November 30, 1997, 34% and 51% of, respectively, Decatur Income Fund's and Decatur Total Return Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

     Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds II, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.

     The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Equity Funds II, Inc. will mail you information on the tax status of each Fund's dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

     Equity Funds II, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and their shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of a Class is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Classes will not incur any of the expenses under the Fund's 12b-1 Plans and Decatur Income Fund A, B and C Classes and Decatur Total Return Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of and dividends paid to each class of a Fund will vary.

MANAGEMENT OF THE FUNDS

Directors
     The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
     The Manager furnishes investment management services to each Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds II, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.

     The Manager manages each Fund's portfolio and makes investment decisions which are implemented by Equity Funds II, Inc.'s Trading Department. The Manager also administers Equity Funds II, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. For these services, under the Investment Management Agreement for Decatur Income Fund, the Manager is paid an annual fee of 0.60% on the first $100 million of average daily net assets, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less Decatur Income Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1997, investment management fees paid by Decatur Income Fund were 0.49% of its average daily net assets.

     For the services noted above, under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee of 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% of the average daily net assets in excess of $750 million, less Decatur Total Return Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc. For the fiscal year ended November 30, 1997, investment management fees paid by Decatur Total Return Fund were 0.58% of its average daily net assets.

     The directors of Equity Funds II, Inc. annually review fees paid to the Manager.

     John B. Fields has primary responsibility for making day-to-day investment decisions for each Fund. He has been the Senior Portfolio Manager for Decatur Income Fund since 1993 and for Decatur Total Return Fund since 1992. Mr. Fields, who has 27 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining the Delaware Group in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware.


     In making investment decisions for each Fund, Mr. Fields works with a team of 12 portfolio managers and analysts, each of whom specializes in a different industry sector and makes recommendations accordingly. Mr. Fields also regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork, Chairman of the Manager's and of Equity Funds II, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds II, Inc. in 1994. He is also a member of the Board of Directors of the Manager and was named an executive vice president of the Manager in 1994.


Portfolio Trading Practices
     Each Fund normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of each Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%.

     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, Decatur Income Fund and Decatur Total Return Fund may quote yield or total return performance of their Classes in advertising and other types of literature.

     The current yield for a Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time.
     Because securities prices fluctuate, investment results of a Class will fluctuate over time and past performance should not be considered a guarantee of future results.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Funds
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

Distribution and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The directors of Equity Funds II, Inc. annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended November 30, 1997, the ratio of operating expenses to average daily net assets for Decatur Income Fund Institutional Class was 0.68% and for Decatur Total Return Fund Institutional Class was 0.83%.

Shares
     Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. Equity Funds II, Inc. currently offers four series of shares - Decatur Income Fund series, Decatur Total Return Fund series, Blue Chip Fund series and Social Awareness Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have priority over shares of any other fund of Equity Funds II, Inc.

     Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s shares may request that a special meeting be called to consider the removal of a director.

     In addition to the classes, Decatur Income Fund and Decatur Total Return Fund also offer Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class. Shares of each class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class, respectively, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class.

     Effective as of the close of business February 21, 1997, the name of Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

High Yield, High Risk Securities
     Decatur Income Fund may invest up to 15% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix A Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

     In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

     Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

     The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Restricted and Illiquid Securities

     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds. Each Fund may invest no more than 10% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

     While maintaining oversight, the Board of Directors of Equity Funds II, Inc. has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Securities Lending Activities
     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for each Fund.

Foreign Securities
     Each Fund may invest up to 20% of its assets in foreign securities (which may include American, Global and European Depositary Receipts), although the Manager does not presently anticipate doing so. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. A Fund may also experience delays in foreign securities settlement.

Depositary Receipts
     Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures Contracts
     Each Fund may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when such Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed-income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated, and the Fund's cash reserve could then be used to buy long-term bonds on the cash market.

     Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
     Each Fund may write covered call options on individual issues. For the option to be considered to be covered, the Fund writing the option must own the common stock underlying the option or securities convertible into such common stock. In addition, each Fund may write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Funds do not currently intend to write or purchase options on stock indices.

     While there is no limit on the amount of a Fund's assets which may be invested in covered call options, neither Fund will invest more than 2% of its net assets in put options. The Funds will only use Exchange-traded options.

Call Options

    Writing a Covered Call Option on Securities--A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 Index ("S&P 100") and the S&P Over-The-Counter ("OTC") 250.

Put Options
     Purchasing a Put Option--A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

     Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

     Closing Transactions--Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

                                     * * *

Borrowing from Banks
     Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will normally not be purchased while a Fund has an outstanding borrowing.

Repurchase Agreements
     In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. No more than 10% of each Fund's may be invested in illiquid securities, including repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which its Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

                                     * * *

    Part B describes certain of these investment policies and risk considerations. In addition, Part B sets forth other investment policies, risk considerations and more specific restrictions.

APPENDIX A--RATINGS

     Decatur Income Fund has the ability to invest up to 15% of its net assets in high yield, high risk fixed-income securities. The table set forth below shows the assets composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of Decatur Income Fund's high yield, high risk securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the fiscal year ended November 30, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.



             Rating Moody's                      Average Weighted
                and/or                            Percentage of
                 S&P                                Portfolio
             --------------                      ----------------
               Baa/BBB                                -0-%
               Ba/BB                                 2.67%
               B/B                                  10.46%
               Not Rated/Other                       0.43%

General Rating Information

Bonds
     Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa-- considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

For more information, contact Delaware
Group at 800-828-5052.








INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006

[GRAPHIC OMITTED]
   Printed in the U.S.A. on recycled paper.
     P-146[--] PP1/98

---------------------------------
DECATUR INCOME FUND INSTITUTIONAL
---------------------------------

DECATUR TOTAL RETURN FUND
INSTITUTIONAL
---------------------------------





 P r o s p e c t u s

---------------------------------

 January 30, 1998














                                                                        DELAWARE
                                                                        GROUP
                                                                        --------

BLUE CHIP FUND

SOCIAL AWARENESS FUND                                                PROSPECTUS
A CLASS SHARES                                                 JANUARY 30, 1998
B CLASS SHARES
C CLASS SHARES

         -------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

            For Prospectus and Performance: Nationwide 800-523-4640

             Information on Existing Accounts: (SHAREHOLDERS ONLY)
                            Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                            Nationwide 800-659-2265

     This Prospectus describes two series, Blue Chip Fund and Social Awareness Fund (individually a "Fund" and collectively the "Funds"), of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc."), a professionally-managed mutual fund of the series type. Blue Chip Fund offers the Blue Chip Fund A Class, the Blue Chip Fund B Class and the Blue Chip Fund C Class. Social Awareness Fund offers the Social Awareness Fund A Class, the Social Awareness Fund B Class and the Social Awareness Fund C Class. Each class is referred to individually as a "Class" and collectively as the "Classes" or "Class A Shares," "Class B Shares" or "Class C Shares." Effective as of the close of business on January 28, 1998, Quantum Fund's name was changed to Social Awareness Fund.

     The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

     This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated January 30, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers. Each Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Equity Funds II, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

     Each Fund also offers an Institutional Class which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

Table of Contents

COVER PAGE.................................. 1
SYNOPSIS.................................... 2
SUMMARY OF EXPENSES......................... 4
FINANCIAL HIGHLIGHTS........................ 7
INVESTMENT OBJECTIVES AND POLICIES
 Suitability................................ 9
 Investment Strategy........................ 9
THE DELAWARE DIFFERENCE
 Plans and Services.........................12
CLASSES OF SHARES...........................14
HOW TO BUY SHARES...........................21
REDEMPTION AND EXCHANGE.....................24
DIVIDENDS AND DISTRIBUTIONS.................29
TAXES.......................................30
CALCULATION OF OFFERING PRICE AND
 NET ASSET VALUE PER SHARE..................32
MANAGEMENT OF THE FUNDS.....................33
OTHER INVESTMENT POLICIES AND
SPECIAL RISK CONSIDERATIONS................ 38


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

Synopsis

Investment Objective

     Blue Chip Fund -- The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

     Social Awareness Fund -- The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

Risk Factors and Special Considerations
     Each Fund has the ability to enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     Each Fund may invest up to 20% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager has selected Vantage Global Advisors, Inc. (the "Sub-Adviser") to serve as sub-adviser to each Fund and as such, is responsible for the day-to-day investment management of each Fund. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and Sub-Advisory Agreement.

Sales Charges
     The price of Class A Shares of each Fund includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a CDSC of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase.

     The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
     Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
     Equity Funds II, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. See Shares under Management of the Funds.

Summary of Expenses

     A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:


                                                      Blue Chip Fund                           Social Awareness Fund
                                         -----------------------------------------  -------------------------------------------
                                           Class A       Class B        Class C       Class A        Class B         Class C
Shareholder Transaction Expenses           Shares        Shares         Shares        Shares         Shares          Shares
--------------------------------         -----------  -------------  -------------  -----------  ---------------  -------------
Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price) ......................     4.75%       None            None            4.75%        None             None

Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage
 of offering price) ...................     None        None            None            None         None             None

Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption proceeds,
 whichever is lower) ..................     None*       4.00%**         1.00%+          None*        4.00%**          1.00%+

Redemption Fees .......................     None++      None++          None++          None++       None++           None++

 *Class A purchases of $1 million or more may be made at net asset value.
  However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

**Class B Shares of each Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative--Class B Shares under Classes of Shares.

+ Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative-- Class C Shares under Classes of Shares.

++CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


                                                            Blue Chip Fund
Annual Operating Expenses                ----------------------------------------------------
(as a percentage of                           Class A           Class B           Class C
average daily net assets)                     Shares            Shares            Shares
-------------------------                ----------------  ----------------  ----------------
Management Fees
 (after voluntary waivers) ............         0.00%+++          0.00%+++          0.00%+++

12b-1 Plan Expenses
 (including service fees) .............         0.30%+            1.00%+            1.00%+

Other Operating Expenses
 (after any voluntary payments) .......         1.20%+++          1.20%+++          1.20%+++
                                                ----              ----              ----
 Total Operating Expenses
  (after voluntary waivers and
  any voluntary payments) .............         1.50%+++          2.20%+++          2.20%+++
                                                ====              ====              ====


                                                        Social Awareness Fund
Annual Operating Expenses                ----------------------------------------------------
(as a percentage of                           Class A           Class B           Class C
average daily net assets)                     Shares            Shares            Shares
-------------------------                ----------------  ----------------  ----------------
Management Fees
 (after voluntary waivers) ............        0.29%+++           0.29%+++          0.29%+++

12b-1 Plan Expenses
 (including service fees) .............        0.25%+/++          1.00%+            1.00%+

Other Operating Expenses
 (after any voluntary payments) .......        0.91%+++           0.91%+++          0.91%+++
                                               ----               ----              ----
 Total Operating Expenses
  (after voluntary waivers and
  any voluntary payments) .............        1.45%+++           2.20%+++          2.20%+++
                                               ====               ====              ====

  + Class A Shares, Class B Shares and Class C Shares are subject to separate
    12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

 ++ The Distributor has elected voluntarily to waive its right to receive 12b-1
    Plan fees with respect to Class A Shares of Social Awareness Fund to the extent necessary to ensure 12b-1 Plan Expenses for such Class do not exceed 0.25% for the period from February 1, 1998 through July 31, 1998. In the absence of this waiver and during the period from the commencement of the public offering of Class A Shares of Social Awareness Fund through January 31, 1998, 12b-1 Plan Expenses would have been equal to 0.30% for Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

+++ Because each Fund did not commence operations until February 24, 1997, Total
    Operating Expenses and Other Operating Expenses for each Class of each Fund are based on estimated amounts each Fund expects to pay during the fiscal year. The Manager has elected to voluntarily waive that portion, if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan Expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.20% of the average daily net assets of the Fund. The Manager's voluntary fee waivers and expense payments began upon the commencement of the public offering of each Class of each Fund and will extend through July 31, 1998. Absent the Manager's voluntary fee waivers and expense payments (and the Distributor's voluntary waiver of a portion of the 12b-1 Plan Expenses for Class A Shares of Social Awareness Fund through July 31, 1998), it is estimated that during the current fiscal year, the Total Operating Expenses would be 2.95%, 3.65% and 3.65%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares of Blue Chip Fund and 1.96%, 2.66% and 2.66%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares of Social Awareness Fund, which would include Management Fees of 0.65% and 0.75% for Blue Chip Fund and Social Awareness Fund, respectively.

     Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual

Retirement Account ("IRA") will pay an IRA fee of $15 per Social Security number. See Delaware Group Asset Planner in Part B.

     For expense information about the Blue Chip Fund Institutional Class of shares and Social Awareness Fund Institutional Class of shares, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus. The example for Social Awareness Fund A Class also assumes the partial waiver of the 12b-1 fee by the Distributor as discussed in this Prospectus.

                                                     Assuming No
Blue Chip Fund            Assuming Redemption         Redemption
                           1 Year     3 Years     1 Year     3 Years
                          --------   ---------   --------   --------
      Class A Shares        $621        $93         $62        $93
      Class B Shares(2)     $ 62        $99         $22        $69
      Class C Shares        $ 32        $69         $22        $69


                                                     Assuming No
Social Awareness Fund     Assuming Redemption         Redemption
                           1 Year     3 Years     1 Year     3 Years
                          --------   ---------   --------   --------
      Class A Shares        $621        $91         $62        $91
      Class B Shares(2)     $ 62        $99         $22        $69
      Class C Shares        $ 32        $69         $22        $69


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

-------------------------------------------------------------------------------
Financial Highlights

The following financial highlights are derived from the financial statements of Blue Chip Fund and Social Awareness Fund of Delaware Group Equity Funds II, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Fund's performance is contained in its Annual Report to shareholders. A copy of each Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds II, Inc. upon request at no charge.
-------------------------------------------------------------------------------

                                                                                            Blue Chip Fund
                                                                                                A Class
                                                                                        ----------------------
                                                                                                Period
                                                                                              2/24/97(1)
                                                                                                through
                                                                                               11/30/97
                                                                                        ----------------------
Net Asset Value, Beginning of Period .................................................      $    8.500
Income From Investment Operations
Net Investment Income(Loss) (2) ......................................................           0.041
Net Realized and Unrealized Gain from Investments ....................................           1.309
                                                                                            ----------
  Total From Investment Operations ...................................................           1.350
                                                                                            ----------
Less Distributions
Dividends from Net Investment Income .................................................            none
Distributions from Capital Gains .....................................................            none
                                                                                            ----------
  Total Distributions ................................................................            none
                                                                                            ----------
Net Asset Value, End of Period .......................................................      $    9.850
                                                                                            ==========
-------------
Total Return .........................................................................           15.88%(3)(4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ............................................      $   2,272
Ratio of Expenses to Average Daily Net Assets ........................................           1.50%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ............           2.95%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets ....................           0.69%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to Expense
  Limitation..........................................................................          (0.76%)
Portfolio Turnover Rate ..............................................................             25%
Average Commission Rate Paid (5) .....................................................      $  0.0359


                                                                                              Blue Chip Fund
                                                                                                 B Class
                                                                                        -------------------------
                                                                                                  Period
                                                                                                2/24/97(1)
                                                                                                 through
                                                                                                 11/30/97
                                                                                        -------------------------
Net Asset Value, Beginning of Period .................................................       $     8.500
Income From Investment Operations
Net Investment Income(Loss) (2) ......................................................             (0.009)
Net Realized and Unrealized Gain from Investments ....................................             1.309
                                                                                             ------------
  Total From Investment Operations ...................................................             1.300
                                                                                             ------------
Less Distributions
Dividends from Net Investment Income .................................................              none
Distributions from Capital Gains .....................................................              none
                                                                                             ------------
  Total Distributions ................................................................              none
                                                                                             ------------
Net Asset Value, End of Period .......................................................       $     9.800
                                                                                             ============
-------------
Total Return .........................................................................             15.29%(3)(4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ............................................       $    1,444
Ratio of Expenses to Average Daily Net Assets ........................................             2.20%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ............             3.65%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets ....................            (0.01%)
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to Expense
  Limitation..........................................................................            (1.46%)
Portfolio Turnover Rate ..............................................................               25%
Average Commission Rate Paid (5) .....................................................       $   0.0359

                                                                                              Blue Chip Fund
                                                                                                 C Class
                                                                                        -------------------------
                                                                                                  Period
                                                                                                2/24/97(1)
                                                                                                 through
                                                                                                 11/30/97
                                                                                        -------------------------
Net Asset Value, Beginning of Period .................................................       $     8.500
Income From Investment Operations
Net Investment Income(Loss) (2) ......................................................            (0.011)
Net Realized and Unrealized Gain from Investments ....................................             1.311
                                                                                             ------------
  Total From Investment Operations ...................................................             1.300
                                                                                             ------------
Less Distributions
Dividends from Net Investment Income .................................................              none
Distributions from Capital Gains .....................................................              none
                                                                                             ------------
  Total Distributions ................................................................              none
                                                                                             ------------
Net Asset Value, End of Period .......................................................       $     9.800
                                                                                             ============
-------------
Total Return .........................................................................             15.29%(3)(4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ............................................       $       239
Ratio of Expenses to Average Daily Net Assets ........................................              2.20%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ............              3.65%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets ....................             (0.01%)
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to Expense
  Limitation..........................................................................             (1.46%)
Portfolio Turnover Rate ..............................................................                25%
Average Commission Rate Paid (5) .....................................................       $    0.0359

-----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for net investment income per share information.
(3) Does not reflect the maximum sales charge of 4.75%, nor the 1% CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.
(4) Total return reflects the expense limitations referenced under Summary of Expenses.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                                                            Social Awareness
                                                                                                   Fund
                                                                                                 A Class
                                                                                        -------------------------
                                                                                                  Period
                                                                                                2/24/97(1)
                                                                                                 through
                                                                                                 11/30/97
                                                                                        -------------------------
Net Asset Value, Beginning of Period .................................................       $     8.500
Income From Investment Operations
Net Investment Income (Loss) (2) .....................................................             0.007
Net Realized and Unrealized Gain from Investments ....................................             1.823
                                                                                             -----------
  Total From Investment Operations ...................................................             1.830
                                                                                             -----------
Less Distributions
Dividends from Net Investment Income .................................................              none
Distributions from Capital Gains .....................................................              none
  Total Distributions ................................................................              none
                                                                                             -----------
  Net Asset Value, End of Period .....................................................       $    10.330
                                                                                             ===========
-------------
Total Return .........................................................................             21.53%(3)(4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ............................................       $     9,115
Ratio of Expenses to Average Daily Net Assets ........................................              1.50%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ............              1.96%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets ....................              0.38%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to Expense
  Limitation..........................................................................             (0.08%)
Portfolio Turnover Rate ..............................................................                29%
Average Commission Rate Paid (5) .....................................................       $    0.0357


                                                                                            Social Awareness
                                                                                                   Fund
                                                                                                 B Class
                                                                                        -------------------------
                                                                                                  Period
                                                                                                2/24/97(1)
                                                                                                 through
                                                                                                 11/30/97
                                                                                        -------------------------
Net Asset Value, Beginning of Period .................................................       $     8.500
Income From Investment Operations
Net Investment Income (Loss) (2) .....................................................            (0.044)
Net Realized and Unrealized Gain from Investments ....................................             1.824
                                                                                             ------------
  Total From Investment Operations ...................................................             1.780
                                                                                             ------------
Less Distributions
Dividends from Net Investment Income .................................................              none
Distributions from Capital Gains .....................................................              none
  Total Distributions ................................................................              none
                                                                                             ------------
  Net Asset Value, End of Period .....................................................       $    10.280
                                                                                             ============
--------------
Total Return .........................................................................             20.94%(3)(4)
--------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ............................................       $     6,919
Ratio of Expenses to Average Daily Net Assets ........................................              2.20%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ............              2.66%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets ....................             (0.32%)
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to Expense
  Limitation..........................................................................             (0.78%)
Portfolio Turnover Rate ..............................................................                29%
Average Commission Rate Paid (5) .....................................................       $    0.0357

                                                                                            Social Awareness
                                                                                                  Fund
                                                                                                 C Class
                                                                                       -------------------------
                                                                                                  Period
                                                                                                2/24/97(1)
                                                                                                 through
                                                                                                 11/30/97
                                                                                        -------------------------
Net Asset Value, Beginning of Period .................................................       $     8.500
Income From Investment Operations
Net Investment Income (Loss) (2) .....................................................            (0.044)
Net Realized and Unrealized Gain from Investments ....................................             1.824
                                                                                             ------------
  Total From Investment Operations ...................................................             1.780
                                                                                             ------------
Less Distributions
Dividends from Net Investment Income .................................................              none
Distributions from Capital Gains .....................................................              none
  Total Distributions ................................................................              none
                                                                                             ------------
  Net Asset Value, End of Period .....................................................       $    10.280
                                                                                             ============
-------------
Total Return .........................................................................             20.94%(3)(4)
-------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ............................................       $     1,290
Ratio of Expenses to Average Daily Net Assets ........................................              2.20%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ............              2.66%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets ....................             (0.32%)
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to Expense
  Limitation..........................................................................             (0.78%)
Portfolio Turnover Rate ..............................................................                29%
Average Commission Rate Paid (5) .....................................................       $    0.0357

-----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for net investment income per share information.
(3) Does not reflect the maximum sales charge of 4.75%, nor the 1% CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.
(4) Total return reflects the expense limitations referenced under Summary of Expenses.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

Investment Objectives and Policies

     Blue Chip Fund -- The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

     Social Awareness Fund -- The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

SUITABILITY
     Blue Chip Fund -- The Fund may be suitable for the patient investor interested in long-term capital appreciation with the potential for current income. Investors should be willing to accept the risks associated with investments in equity securities and securities convertible into equity securities, issued by domestic and foreign issuers. Because current income is a secondary objective of the Fund, the Fund is not suitable as an investment vehicle for investors whose primary investment goal is current income.

     Social Awareness Fund -- The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers. The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal.

                                     * * *
     Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

     Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

     Blue Chip Fund -- The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing in equity securities and any securities that are convertible into equity securities. The Sub-Adviser will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500(R) Composite Stock Price Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of the Fund will be in companies determined by the Sub-Adviser to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by the Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

     The Sub-Adviser believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of the Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid, because compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

     While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See Other Investment Policies and Risks Considerations.

     Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. See Foreign Securities under Other Investment Policies and Risk Considerations.

     The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by Standard & Poor's Rating Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

     The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

     Social Awareness Fund -- The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time. Medium to large-size companies generally are those having a market capitalization of greater than $1 billion at the time of investment. The Sub-

Adviser will invest substantially all of the assets of the Fund in equity securities that it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the S&P 500 and meet the Fund's "Social Criteria" strategy.

     The Fund will adhere to a Social Criteria strategy, which can be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by Kinder, Lydenberg, Domini & Co. Inc. ("KLD") in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. KLD specializes in providing the financial community with social research on publicly traded U.S. corporations. The Fund will not purchase securities of any company for which the Social Investment Database indicates a concern or a major concern relating to one or more of the Social Criteria. See Social Criteria under Other Investment Policies and Risk Considerations.

     Because of the Social Criteria strategy, the Fund may be underexposed in certain sectors which may at times outperform the market.

     While it is anticipated that the Fund, under normal market conditions, will invest principally in common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock, warrants and securities convertible into common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. See Other Investment Policies and Risk Considerations.

     Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European or Global Depositary Receipts. See Foreign Securities under Other Investment Policies and Risk Considerations.

     The Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund as to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

     The Fund will constantly strive to achieve its objective and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

                                     * * *
     For additional information on each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

     Although each Fund will constantly strive to attain its respective investment objectives, there can be no assurance that they will be attained.

The Delaware Difference

PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
     800-523-4640

     Fund Information; Literature Price; Yield and Performance Figures

Shareholder Service Center
     800-523-1918

     Information on Existing Regular Investment Accounts and Retirement Plan
        Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
     800-362-FUND
     (800-362-3863)

Performance Information
     You can call the Investor Information Center at any time for current performance information.

Shareholder Services
     During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

Delaphone Service
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments

     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment--Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine(SM) Services
     Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account:

1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLineSM On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLineSM On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
     Each year, Equity Funds II, Inc. will mail to you information on the tax status of your dividends and distributions.

Retirement Planning
     An investment in the Funds may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call the Delaware Group at 1-800-5230-1918 for more information.

Right of Accumulation
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of that Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege

     The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
     You may elect to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment--Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Funds

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

Classes of Shares

Alternative Purchase Arrangements

     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. For the period from February 1, 1998 through July 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Social Awareness Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Funds.


     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.


     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of these classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans -- Class A, Class B and Class C Shares.

     Dividends, if any, paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

     The NASD has adopted certain rules relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative -- Class A Shares
     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.



                               Blue Chip Fund A Class
                           Social Awareness Fund A Class
--------------------------------------------------------------------------------
                                                                      Dealer's
                                 Front-End Sales Charge            Commission***
                                         as % of                      as % of
                           Offering             Amount                Offering
   Amount of Purchase        Price            Invested**               Price
-----------------------   ----------   ---------------------------------   ---------------
                                          Blue       Social
                                          Chip       Awareness
                                          Fund       Fund

Less than $100,000        4.75%        4.97%        5.03%         4.00%

$100,000 but under
$ 250,000                 3.75         3.86         3.87          3.00

$250,000 but under
$500,000                  2.50         2.54         2.52          2.00

$500,000 but under
$1,000,000*               2.00         2.03         2.03          1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based on the net asset value per share of the respective Class A Shares as of the end of Equity Funds II, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------
     Blue Chip Fund or Social Awareness Fund, as appropriate, must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

--------------------------------------------------------------------------------

     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                      Dealer's Commission
                                     --------------------
                                      (as a percentage of
        Amount of Purchase              amount purchased)
----------------------------------    -------------------
Up to $2 million                     1.00%
Next $1 million up to $3 million     0.75
Next $2 million up to $5 million     0.50
Amount over $5 million               0.25


     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


     An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege


     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.


Allied Plans

     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.


     A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.


     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value

     Class A Shares may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares of Blue Chip Fund, at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

     Purchases of Class A Shares of Social Awareness Fund at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plan for more information regarding the applicability of the Limited CDSC.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any funds in the Delaware Group at net asset value.

     Blue Chip Fund or Social Awareness Fund, as appropriate, must be notified in advance that an investment qualifies for purchase at net asset value.


Group Investment Plans


     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on the Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative -- Class B Shares

     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative -- Class C Shares

     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge -- Class B Shares and Class C Shares

     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of Blue Chip Fund or Social Awareness Fund, as the case may be, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


     The following table sets forth the rates of the CDSC for the Class B Shares of the Funds:

                                Contingent Deferred
                                 Sales Charge (as a
                                   Percentage of
                                   Dollar Amount
 Year After Purchase Made        Subject to Charge)

--------------------------   -------------------------
      0-2                                 4%
      3-4                                 3%
      5                                   2%
      6                                   1%
      7 and thereafter                   None


     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. For the period from February 1, 1998 through July 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Social Awareness Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge -- Class B and Class C Shares under Redemption and Exchange.

OtherPayments to Dealers -- Class A, Class B and Class C Shares From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Blue Chip Fund Institutional Class and Social Awareness Fund Institutional
Class

     In addition to offering the Class A, Class B and Class C Shares, Blue Chip Fund also offers the Blue Chip Fund Institutional Class and Social Awareness Fund also offers the Social Awareness Fund Institutional Class, which are described in a separate prospectus and is available for purchase only by certain investors. Blue Chip Fund Institutional Class shares and Social Awareness Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Blue Chip Fund Institutional Class and the Social Awareness Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

How To Buy Shares

Purchase Amounts

     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer

     You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail

1. Initial Purchases -- An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases -- Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds II, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases -- Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases -- You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange

     If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of either Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.

     Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of either Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

     Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.


Additional Methods of Adding to Your Investment

     Call the Shareholder Service Center for more information if you wish to use the following services:

1.  Automatic Investing Plan

     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds II, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or, 403(b)(7) or 457 Deferred


Compensation Plans.

2.  Direct Deposit

You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *  *  *

     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds II, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.  MoneyLineSM On Demand

     Through the MoneyLineSM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.


4.  Wealth Builder Option

     You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.


     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.


     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) and 457 Deferred Compensation Plans.


5.  Dividend Reinvestment Plan


     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.


     Capital gains and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plan, 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date

     The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The effective date of a purchase is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


The Conditions of Your Purchase

     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non- retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund in which the account is held will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Redemption and Exchange

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but neither Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from Blue Chip Fund or Social Awareness Fund, such Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of either Fund for a longer period of time than if the investment in New Shares were made directly.


     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by either Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption

     You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange

     You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange


     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank


     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLineSM On Demand

     Through the MoneyLineSM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.


Telephone Exchange

     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans

1. Regular Plans


     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine SM Services under The Delaware Difference for more information about this service.


2. Retirement Plans


     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLineSM Direct Deposit Service described above is not available for certain retirement plans.


                                     * * *
     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B and Class C Shares, below.

     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

     A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares The Limited
     CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and
(viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales
Charge -- Class B and Class C Shares

     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size;
(ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Dividends and Distributions


     Equity Funds II, Inc. currently intends to make annual payments from Blue Chip Fund's and Social Awareness Fund's net investment income and capital gains. Payments from a Fund's net realized security profits will be made during the first quarter of the next fiscal year.

     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLineSM Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect each Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to the Fund's shareholders. For the period February 24, 1997 (date of initial sale) through November 30, 1997, all of the dividends from each Fund's net investment income qualified for the corporate dividends-received deduction.


     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997

     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when each Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds II, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

     Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.


     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.


     Each year, Equity Funds II, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.


     Equity Funds II, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

Calculation of Offering Price And Net Asset Value Per Share


     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds II, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.


     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Blue Chip Fund Institutional Class and the Social Awareness Fund Institutional Class will not incur any of the expenses under 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expense payable under their respective Plans.

Management of the Funds

Directors

     The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager

     The Manager furnishes investment management services to each Fund.


     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.


     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


     The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements with Equity Funds II, Inc. on behalf of each Fund dated February 24, 1997. Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Under the Investment Management Agreement for Social Awareness Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. For the period February 24, 1997 (date of initial sale) through November 30, 1997, investment management fees incurred by Blue Chip Fund were 0.65% (annualized) of average daily net assets and no fees were paid by this Fund as a result of the voluntary waiver of fees by the Manager. For the period February 24, 1997 (date of initial sale) through November 30, 1997, investment management fees incurred by Social Awareness Fund were 0.75% (annualized) of average daily net assets and 0.29% (annualized) of average daily net assets were paid after considering the voluntary waiver of fees by the Manager.

     The directors of Equity Funds II, Inc. annually review fees paid to the Manager.

     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of each Fund's assets, is responsible for day-to-day investment management of each Fund, makes investment decisions for each Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of each Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Funds pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser the following annual fee with respect to Blue Chip
Fund: (i) 0.15% of average daily net assets averaging one year old or less; (ii) 0.20% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.35% of average daily net assets averaging over two years old. For the services provided to the Manager, the Manager pays the Sub-Adviser the following annual fee with respect to Social Awareness Fund: (i) 0.20% of average daily net assets averaging one year old or less; (ii) 0.25% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.40% of average daily net assets averaging over two years old.

     The Sub-Adviser, 630 Fifth Avenue, New York, New York, 10111, is an indirect, wholly-owned subsidiary of Lincoln National and an affiliate of the Manager. Founded in 1979, it provides investment advice to pension plans, endowments, insurance and commingled products and had assets under management, as of November 30, 1997, in excess of $7 billion. T. Scott Wittman, President and Chief Investment Officer of the Sub-Adviser, has primary responsibility for making day-to-day investment decisions for each Fund. He has had such responsibility for the Funds since their inception. His responsibilities include both business administration and equity portfolio management. A CFA charterholder, Mr. Wittman received both graduate and undergraduate degrees in business administration from Indiana University. He has spent his entire professional career in quantitative investment firms, including TSA Capital Management, where he was a managing director, and Mellon Bank, where he was Vice President and Manager of Quantitative Analysis and Systems.


     Mr. Wittman also serves as portfolio manager for Lincoln National Growth and Income Fund, Inc. ("Lincoln Growth and Income Fund") and Lincoln National Social Awareness Fund, Inc. ("Lincoln Social Awareness Fund"), which are available only through variable annuity contracts issued by Lincoln National Life Insurance Co. In the capacity as portfolio manager, Mr. Wittman has had primary responsibility for making day-to-day investment decisions for each such fund. The Sub-Adviser has served as sub-adviser for Lincoln National Growth and Income Fund since August 21, 1985 and for Lincoln Social Awareness Fund since inception. Mr. Wittman has served as portfolio manager for each fund since October 1993.

Comparative Performance


     For the period February 24, 1997 (commencement of operations) through December 31, 1997, the annual return for Class A Shares, Class B Shares and Class C Shares of Blue Chip Fund excluding sales charge was 15.88%, 15.29% and 15.29%, respectively and the annual return for Class A Shares, Class B Shares and Class C Shares of Social Awareness Fund excluding sales charge was 21.53%, 20.94% and 20.94%, respectively. These total returns assume the reinvestment of all dividends and capital gains and reflect fee waivers and reimbursements in effect. Without these waivers and reimbursements, each Fund's performance would be lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For more information on performance, including each Fund's total return including sales charge, see Performance Information in Part B.

     The investment objectives, policies and strategies of Blue Chip Fund and Lincoln Growth and Income Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1997 on an annualized basis for Lincoln Growth and Income Fund compared with the average of the performance of all funds offered through variable annuity contracts included as part of Lipper Analytical Services Variable Annuity growth and income category. The performance shown below does not represent the performance of the Blue Chip Fund. You should not consider this past performance as an indication of future performance of the Blue Chip Fund or of the Sub-Adviser. The results presented below may not necessarily equate with the returns experienced by a shareholder of the Blue Chip Fund.


                                                                                                 Since
                           1 Year       2 Years       3 Years       5 Years      10 Years     Inception(1)
                        -----------   -----------   -----------   -----------   ----------   -------------
Lincoln Growth and

  Income(2) .........   29.48%        23.84%        28.08%        18.77%        14.76%       15.22%
Average Growth and

  Income(3) .........   26.04%        23.01%        25.48%        16.85%        15.48%       15.87%

(1) The fund's inception date is December 21, 1981.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Growth and Income Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth and income category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.



     The investment objectives, policies and strategies of Social Awareness Fund of Equity Funds II, Inc. and Lincoln Social Awareness Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1997 on an annualized basis for Lincoln Social Awareness Fund compared with the average of the performance of all funds offered through variable annuity contracts included in Lipper Analytical Services Variable Annuity growth category. The performance shown below does not represent performance of the Social Awareness Fund of Equity Funds II, Inc. You should not consider this past performance an indication of future performance of the Social Awareness Fund of Equity Funds II, Inc. or the Sub-Adviser. The results presented below may not necessarily equate with the returns experienced by a shareholder of the Social Awareness Fund of Equity Funds II, Inc.



                                                                                                Since
                                       1 Year       2 Years       3 Years       5 Years      Inception(1)
                                    -----------   -----------   -----------   -----------   -------------

Lincoln Social Awareness
  Fund(2) .......................     36.06%        31.95%        35.16%        22.48%        17.99%
Average Growth Funds(3) .........     24.84%        21.80%        25.04%        16.49%        15.54%

(1) The fund's inception date is May 2, 1988.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Social Awareness Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth and income category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

Portfolio Trading Practices

     Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.


     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information

     From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.


     Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results. For further performance see Performance Information in Part B.


Distribution (12b-1) and Service

     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated as of February 24, 1997.

     Equity Funds II, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to which the Plans relate to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 plan fees of its respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds II, Inc.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


     The aggregate fees paid by a Fund from the assets of its respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. For the period from February 1, 1998 through July 31, 1998, the Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Class A Shares of Social Awareness Fund to the extent necessary to ensure that 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets.


     While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds II, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.


     Equity Funds II, Inc.'s Plans do not apply to the Blue Chip Fund Institutional Class of shares or the Social Awareness Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Blue Chip Fund Institutional Class shares or the Social Awareness Fund Institutional Class shares.


     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund pursuant to an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement.


     The directors of Equity Funds II, Inc. annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses

     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Funds' other expenses include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The expense ratio of each Class will also reflect the impact of its 12b-1 Plan.

Shares

     Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1970. In addition to each Fund, Equity Funds II, Inc. presently offers two other series of shares, the Decatur Income Fund series and the Decatur Total Return
Fund series.

     Equity Funds II, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.


     In addition to Class A Shares, Class B Shares and Class C Shares, the Blue Chip Fund and Social Awareness Fund also offer, respectively, the Blue Chip Fund Institutional Class and the Social Awareness Fund Institutional Class. Shares of each class represent proportionate interests in the assets of a Fund and have the same voting and other rights and preferences as the other classes of such Fund, except that shares of the Blue Chip Fund Institutional Class and the Social Awareness Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares.

     The Lincoln National Life Insurance Company has made an investment in each Fund, which resulted in The Lincoln National Life Insurance Company holding 28.45% of the outstanding shares of Blue Chip Fund as of December 31, 1997. Subject to certain limited exceptions, there is no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of a Fund and it may elect to do so at any time.

     Effective as of the close of business on January 28, 1998, the name of Quantum Fund was changed to Social Awareness Fund.

Other Investment Policies And Risk Considerations

Social Criteria


     Social Awareness Fund will adhere to a Social Criteria strategy, which may be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification. Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:


     1. Activities which result or are likely to result in damage to the natural environment;

     2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

     3. The manufacture of, or contracting for, military weapons; or


     4. The alcoholic beverage, tobacco or gambling industries.


     Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in this Prospectus.

     The Fund will commence the orderly sale of securities of a company when it is determined by the Sub-Adviser that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Sub-Adviser's determination, unless a sale within the 90-day period would produce a significant loss to the overall value of the Fund's assets.

Convertible, Debt and Non-Traditional Equity Securities

     Each Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Each Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Foreign Securities


     Each Fund may invest up to 20% of its total assets in foreign securities, although the Sub-Adviser does not presently anticipate doing so. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.


Depositary Receipts

     Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures Contracts

     Each Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when a Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

     Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

     Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. Each Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.


Options

     Each Fund may write covered call options on individual issues as well as write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Sub-Adviser will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Sub-Adviser may also write covered call options to achieve income to offset the cost of purchasing put options.

     While there is no limit on the amount of a Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. Each Fund will only use Exchange-traded options.

Call Options

     Writing Covered Call Options--A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Sub-Adviser's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options

     Purchasing a Put Option--A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

     Purchasing a Put Option on Stock Indices--

Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

     Closing Transactions--Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Restricted/Illiquid Securities

     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds.

     Each Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

     While maintaining oversight, the Board of Directors has delegated to each Fund's Sub-Adviser the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed each Fund's Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If a Sub-Adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the Sub-Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments

     The short-term investments in which the Funds will invest are:
     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by either Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of either Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against fundsdeposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Neither Fund will invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

     (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

     (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

     (4) U.S. government securities; and

     (5) Repurchase agreements collateralized by securities listed below.

     See Appendix A of Part B for a description of applicable ratings.

When-Issued and Delayed Delivery Securities

     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Repurchase Agreements


     In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Sub- Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in illiquid assets of which, no more than 10% may be invested in repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which its Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.



Securities Lending Activities

     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which each Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for each Fund.

Borrowing from Banks


     Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will normally not be purchased while a Fund has an outstanding borrowing.

     The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

  Investment Manager
  Delaware Management Company, Inc.
  One Commerce Square

  Philadelphia, PA 19103

  Sub-Adviser
  Vantage Global Advisors, Inc.
  630 Fifth Avenue

  New York, NY 10111

  National Distributor
  Delaware Distributors, L.P.
  1818 Market Street
  Philadelphia, PA 19103

  Shareholder Servicing,
  Dividend Disbursing,
  Accounting Services
  and Transfer Agent
  Delaware Service Company, Inc.
  1818 Market Street
  Philadelphia, PA 19103

  Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  One Commerce Square
  Philadelphia, PA 19103

  Independent Auditors
  Ernst & Young LLP
  Two Commerce Square
  Philadelphia, PA 19103

  Custodian
  The Chase Manhattan Bank
  4 Chase Metrotech Center
  Brooklyn, NY 11245

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

   Printed in the U.S.A. on recycled paper.
   P-143[--] PP1/98

-------------------------------------------------
BLUE CHIP FUND
SOCIAL AWARENESS FUND (formerly
Quantum Fund)


-------------------------------------------------

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES


-------------------------------------------------





PROSPECTUS

-------------------------------------------------


JANUARY 30, 1998














                                                      DELAWARE
                                                      GROUP
                                                      --------

BLUE CHIP FUND
SOCIAL AWARENESS FUND                                                 PROSPECTUS
(formerly Quantum Fund)                                         JANUARY 30, 1998
INSTITUTIONAL CLASS SHARES

         -------------------------------------------------------------
                  1818 Market Street, Philadelphia, PA 19103


                           For more information about
                     the Blue Chip Fund Institutional Class
                and the Social Awareness Fund Institutional Class
                    call the Delaware Group at 800-828-5052

     This Prospectus describes two series, the Blue Chip Fund and the Social Awareness Fund (individually a "Fund" and collectively the "Funds"), of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc."), a professionally-managed mutual fund of the series type. The Blue Chip Fund offers the Blue Chip Fund Institutional Class and the Social Awareness Fund offers the Social Awareness Fund Institutional Class. Each class is referred to individually as a "Class" and collectively as the "Classes." Effective as of the close of business on January 28, 1998, Quantum Fund's name was changed to Social Awareness Fund.

     The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

     This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated January 30, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. Each Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Equity Funds II, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

     The Blue Chip Fund also offers the Blue Chip Fund A Class of shares, the Blue Chip Fund B Class of shares and the Blue Chip Fund C Class of shares. The Social Awareness Fund also offers the Social Awareness Fund A Class of shares, the Social Awareness Fund B Class of shares and the Social Awareness Fund C Class of shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

     TABLE OF CONTENTS

    Cover Page                                    1
    Synopsis                                      2
    Summary of Expenses                           3
    Financial Highlights                          4
    Investment Objectives and
     Policies                                     5
     Suitability                                  5
     Investment Strategy                          5
    Classes of Shares                             8
    How to Buy Shares                             9
    Redemption and Exchange                      10
    Dividends and Distributions                  11
    Taxes                                        12
    Calculation of Net Asset Value Per Share     13
      Management of the Fund                     13
    Other Investment Policies and
     Risk Considerations                         17

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective

     Blue Chip Fund --The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

     Social Awareness Fund--The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

Risk Factors and Special Considerations

     Each Fund has the ability to enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     Each Fund may invest up to 20% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager has selected Vantage Global Advisors, Inc. (the "Sub-Adviser") to serve as sub-adviser to each Fund and as such, is responsible for the day-to-day investment management of each Fund. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and Sub-Advisory Agreement.

Purchase Price
     Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
     Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company

     Equity Funds II, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

                                                        Blue        Social
                                                        Chip       Awareness
          Shareholder Transaction Expenses              Fund         Fund
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ..............    None         None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price) ..............    None         None

Exchange Fees ......................................    None*        None*


             Annual Operating Expenses                  Blue        Social
                (as a percentage of                     Chip       Awareness
             average daily net assets)                  Fund         Fund
-------------------------------------------------------------------------------
Management Fees (after voluntary waivers) .........     0.00%        0.29%
12b-1 Fees ........................................     None         None
Other Operating Expenses ..........................     1.20%        0.91%
                                                        ----         ----
Total Operating Expenses+
  (after voluntary waivers) .......................     1.20%        1.20%
                                                        ====         ====

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

+ Because each Fund did not commence operations until February 24, 1997, Total Operating Expenses and Other Operating Expenses for each Fund are based on estimated amounts each Fund expects to pay during the fiscal year. The Manager has elected to voluntarily waive that portion, if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.20% of the average daily net assets of the Fund. The Manager's voluntary fee waivers and expense payments began upon the commencement of the public offering of each Fund and will extend through July 31, 1998. Absent the Manager's voluntary fee waivers and expense payments, it is estimated that during the current fiscal year, the Total Operating Expenses Fees would be 2.65% for the Blue Chip Fund Institutional Class and 1.66% for the Social Awareness Fund Institutional Class, which would include Management Fees of 0.65% and 0.75% for the Blue Chip Fund and Social Awareness Fund, respectively.

     For expense information about Class A Shares, Class B Shares and Class C Shares, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The Fund charges no redemption fees. The following example assumes the voluntary waiver of the management fee by the Manager.

                                     1 year    3 years
                                    --------  --------
  Blue Chip Fund .................     $12       $38
  Social Awareness Fund ..........     $12       $38


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Blue Chip Fund and Social Awareness Fund of Delaware Group Equity Funds II,
Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about each Fund's performance is contained in its Annual Report to shareholders. A copy of each Fund's Annual Report (including the report of
Ernst & Young LLP) may be obtained from Equity Funds II, Inc. upon request at no charge.
--------------------------------------------------------------------------------


                                                                                     Blue Chip           Social Awareness
                                                                                        Fund                   Fund
                                                                                   Institutional          Institutional
                                                                                       Class                  Class
                                                                               ---------------------  ---------------------
                                                                                       Period                 Period
                                                                                     2/24/97(1)             2/24/97(1)
                                                                                      through                through
                                                                                      11/30/97               11/30/97
                                                                               ---------------------  ---------------------
Net Asset Value, Beginning of Period ........................................       $  8.500                $ 8.500
Income From Investment Operations
Net Investment Income(2).....................................................          0.062                  0.029
Net Realized and Unrealized Gain from Investments ...........................          1.308                  1.821
                                                                                    --------                --------
  Total From Investment Operations ..........................................          1.370                  1.850
                                                                                    --------                --------
Less Distributions

Dividends from Net Investment Income ........................................         none                    none
Distributions from Capital Gains ............................................         none                    none
                                                                                    --------                --------
  Total Distributions .......................................................         none                    none
                                                                                    --------                --------
Net Asset Value, End of Period ..............................................       $  9.870                $10.350
                                                                                    ========                ========
--------------------------
Total Return ................................................................          16.12%(3)              21.77%(3)
--------------------------
Ratios/Supplemental Data

Net Assets, End of Period (000's omitted) ...................................       $  1,834                $   107
Ratio of Expenses to Average Daily Net Assets ...............................           1.20%                  1.20%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ...           2.65%                  1.66%
Ratio of Net Investment Income to Average Daily Net Assets ..................           0.99%                  0.68%
Ratio of Net Investment Income (Loss) to Average Daily Net Assets Prior to
 Expense Limitation .........................................................          (0.46%)                 0.22%
Portfolio Turnover Rate .....................................................             25%                    29%
Average Commission Rate Paid4 ...............................................       $ 0.0359                $0.0357

-----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for net investment income per share information.
(3) Total return reflects the expense limitations described under Summary of Expenses.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

INVESTMENT OBJECTIVE AND POLICIES

     Blue Chip Fund--The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities.

     Social Awareness Fund--The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

SUITABILITY

     Blue Chip Fund--The Fund may be suitable for the patient investor interested in long-term capital appreciation with the potential for current income. Investors should be willing to accept the risks associated with investments in equity securities and securities convertible into equity securities, issued by domestic and foreign issuers. Because current income is a secondary objective of the Fund, the Fund is not suitable as an investment vehicle for investors whose primary investment goal is current income.

     Social Awareness Fund--The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers. The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal.

                                     * * *


     Naturally, the Funds cannot assure a specific rate of return or that principal will be protected. The value of each Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, neither Fund is appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, each Fund will strive to achieve its objective set forth above.

     Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

     Blue Chip Fund--The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary investment objective. It seeks to achieve these objectives by investing in equity securities and any securities that are convertible into equity securities. The Sub-Adviser will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500(R) Composite Stock Price Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of the Fund will be in companies determined by the Sub-Adviser to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by the Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

     The Sub-Adviser believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of the Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid, because compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

     While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See Other Investment Policies and Risks Considerations.

     Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. See Foreign Securities under Other Investment Policies and Risk Considerations.

     The Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by Standard & Poor's Rating Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

     The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

     Social Awareness Fund--The investment objective of Social Awareness Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time. Medium to large-size companies generally are those having a market capitalization of greater than $1 billion at the time of investment. The Sub-Adviser will invest substantially all of the assets of the Fund in equity securities that it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the S&P 500 and meet the Fund's "Social Criteria" strategy.

     The Fund will adhere to a Social Criteria strategy, which can be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by Kinder, Lydenberg, Domini & Co. Inc. ("KLD") in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. KLD specializes in providing the financial community with social research on publicly traded U.S. corporations. The Fund will not purchase securities of any company for which the Social Investment Database indicates a concern or a major concern relating to one or more of the Social Criteria. See Social Criteria under Other Investment Policies and Risk Considerations.

     Because of the Social Criteria strategy, the Fund may be underexposed in certain sectors which may at times outperform the market.

     While it is anticipated that the Fund, under normal market conditions, will invest principally in common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock, warrants and securities convertible into common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. See Other Investment Policies and Risk Considerations.

     Up to 20% of the Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European or Global Depositary Receipts. See Foreign Securities under Other Investment Policies and Risk Considerations.

     The Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

     The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Sub-Adviser's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund as to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Sub-Adviser. See Short-Term Investments under Other Investment Policies and Risk Considerations.

     The Fund will constantly strive to achieve its objective and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objective, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

                                     * * *

     For additional information on each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

     Although each Fund will constantly strive to attain its respective investment objectives, there can be no assurance that they will be attained.

CLASSES OF SHARES

     The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

     Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

     Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class, Social Awareness Fund A Class, Social Awareness Fund B Class and Social Awareness Fund C Class
     In addition to offering the Blue Chip Fund Institutional Class, Blue Chip Fund also offers the Blue Chip Fund A Class, the Blue Chip Fund B Class and the Blue Chip Fund C Class and in addition to offering the Social Awareness Fund Institutional Class, Social Awareness Fund also offers the Social Awareness Fund A Class, the Social Awareness Fund B Class and the Social Awareness Fund C Class, which are described in a separate prospectus. The Class A, Class B and Class C Shares of each Fund may be purchased through authorized investment dealers or directly by contacting the relevant Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES
     Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to specific Fund and Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).
     1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.
     2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into the Fund. However, Class B Shares and Class C Shares of each Fund and the Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into either Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
     The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

     Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but neither Fund will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of each Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such exchange will be exchanged at net asset value. Shares of a Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

Written Redemption and Exchange
     You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you are investing in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
     You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

     Equity Funds II, Inc. currently intends to make annual payments from Blue Chip Fund's and Social Awareness Fund's net investment income and capital gains. Payments from a Fund's net realized security profits will be made during the first quarter of the next fiscal year. Both dividends and distributions are automatically reinvested in your account at net asset value.

     Each Class of each Fund will share proportionately in the investment income and expenses of that Fund, except that a Class will not incur distribution fees under the Rule 12b-1 Plans which apply to the Class A Shares, Class B Shares and the Class C Shares.

TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect each Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds II, Inc. to the Fund's shareholders. For the period February 24, 1997 (date of initial sale) through November 30, 1997, all of the dividends from each Fund's net investment income qualified for the corporate dividends-received deduction.

     Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. A Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when each Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds II, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

 Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

     Each year, Equity Funds II, Inc. will mail to you information on the tax status of a Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

     Equity Funds II, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of Class shares is the net asset value ("NAV") per share of a Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds II, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, B and C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUNDS

Directors
     The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
     The Manager furnishes investment management services to each Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements with Equity Funds II, Inc. on behalf of each Fund dated February 24, 1997. Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Under the Investment Management Agreement for Social Awareness Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. For the period February 24, 1997 (date of initial sale) through November 30, 1997, investment management fees incurred by Blue Chip Fund were 0.65% (annualized) of average daily net assets and no fees were paid by this Fund as a result of the voluntary waiver of fees by the Manager. For the period February 24, 1997 (date of initial sale) through November 30, 1997, investment management fees incurred by Social Awareness Fund were 0.75% (annualized) of average daily net assets and 0.29% (annualized) of average daily net assets were paid after considering the voluntary waiver of fees by the Manager.

     The directors of Equity Funds II, Inc. annually review fees paid to the Manager.

     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of each Fund's assets, is responsible for day-to-day investment management of each Fund, makes investment decisions for each Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of each Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Funds pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser the following annual fee with respect to Blue Chip Fund: (i) 0.15% of average daily net assets averaging one year old or less; (ii) 0.20% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.35% of average daily net assets averaging over two years old. For the services provided to the Manager, the Manager pays the Sub-Adviser the following annual fee with respect to Social Awareness Fund: (i) 0.20% of average daily net assets averaging one year old or less; (ii) 0.25% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.40% of average daily net assets averaging over two years old.

     The Sub-Adviser, 630 Fifth Avenue, New York, New York, 10111, is an indirect, wholly-owned subsidiary of Lincoln National and an affiliate of the Manager. Founded in 1979, it provides investment advice to pension plans, endowments, insurance and commingled products and had assets under management, as of November 30, 1997, in excess of $7 billion. T. Scott Wittman, President and Chief Investment Officer of the Sub-Adviser, has primary responsibility for making day-to-day investment decisions for each Fund. He has had such responsibility for the Funds since their inception. His responsibilities include both business administration and equity portfolio management. A CFA charterholder, Mr. Wittman received both graduate and undergraduate degrees in business administration from Indiana University. He has spent his entire professional career in quantitative investment firms, including TSA Capital Management, where he was a managing director, and Mellon Bank, where he was Vice President and Manager of Quantitative Analysis and Systems.

     Mr. Wittman also serves as portfolio manager for Lincoln National Growth and Income Fund, Inc. ("Lincoln Growth and Income Fund") and Lincoln National Social Awareness Fund, Inc. ("Lincoln Social Awareness Fund"), which are available only through variable annuity contracts issued by Lincoln National Life Insurance Co. In the capacity as portfolio manager, Mr. Wittman has had primary responsibility for making day-to-day investment decisions for each such fund. The Sub-Adviser has served as sub-adviser for Lincoln National Growth and Income Fund since August 21, 1985 and for Lincoln Social Awareness Fund since inception. Mr. Wittman has served as portfolio manager for each fund since October 1993.

Comparative Performance
     For the period February 24, 1997 (commencement of operations) through December 31, 1997, the cumulative return for the Institutional Class of Blue Chip Fund was 18.20% and the cumulative return for the Institutional Class of Social Awareness Fund was 24.72%. These total returns assume the reinvestment of all dividends and capital gains and reflect fee waivers and reimbursements in effect. Without these waivers and reimbursements, each Fund's performance would be lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For more information on performance, including each Fund's total return including sales charge, see Performance Information in Part B.

     The investment objectives, policies and strategies of Blue Chip Fund and Lincoln Growth and Income Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1997 on an annualized basis for Lincoln Growth and Income Fund compared with the average of the performance of all funds offered through variable annuity contracts included as part of Lipper Analytical Services Variable Annuity growth and income category. The performance shown below does not represent the performance of the Blue Chip Fund. You should not consider this past performance as an indication of future performance of the Blue Chip Fund or of the Sub-Adviser. The results presented below may not necessarily equate with the returns experienced by a shareholder of the Blue Chip Fund.

                                                                                          Since
                     1 Year       2 Years       3 Years       5 Years      10 Years     Inception(1)
                  -----------   -----------   -----------   -----------   ----------   -----------
Lincoln Growth
and Income(2)       29.48%        23.84%        28.08%        18.77%        14.76%       15.22%

Average Growth
and Income(3)       26.04%        23.01%        25.48%        16.85%        15.48%       15.87%

(1) The fund's inception date is December 21, 1981.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Growth and Income Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth and income category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

     The investment objectives, policies and strategies of Social Awareness Fund of Equity Funds II, Inc. and Lincoln Social Awareness Fund are substantially similar. Mr. Wittman makes comparable selections of securities for each such fund. The table below presents total return performance as of December 31, 1997 on an annualized basis for Lincoln Social Awareness Fund compared with the average of the performance of all funds offered through variable annuity contracts included in Lipper Analytical Services Variable Annuity growth category. The performance shown below does not represent performance of the Social Awareness Fund of Equity Funds II, Inc. You should not consider this past performance an indication of future performance of the Social Awareness Fund of Equity Funds II, Inc. or the Sub-Adviser. The results presented below may not necessarily equate with the returns experienced by a shareholder of the Social Awareness Fund of Equity Funds II, Inc.

                                                                               Since
                       1 Year       2 Years       3 Years       5 Years      Inception(1)
                    -----------   -----------   -----------   -----------   -----------

Lincoln Social
Awareness Fund(2)     36.06%        31.95%        35.16%        22.48%        17.99%

Average Growth
Funds(3)              24.84%        21.80%        25.04%        16.49%        15.54%

(1) The fund's inception date is May 2, 1988.

(2) Returns reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees. The expense ratio of the Lincoln Social Awareness Fund, including insurance related fees, has been capped at 1.50% since inception.

(3) Returns represented in the Lipper Analytical Services Variable Annuity growth category reflect changes in share prices and reinvestment of dividends and distributions and are net of all expenses, including insurance related fees.

Portfolio Trading Practices
     Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, each Fund may quote total return performance of its Class in advertising and other types of literature.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year periods or life-of-fund, as relevant. Each Fund may also advertise aggregate and average total return information concerning its Class over additional periods of time.

     Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results. For further performance information see Performance Information in Part B.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

Distribution and Service

     The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds II, Inc. dated as of February 24, 1997. The Distributor bears all of the costs of promotion and distribution.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The directors of Equity Funds II, Inc. annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses

     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Funds' other expenses include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Shares

     Equity Funds II, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1970. In addition to each Fund, Equity Funds II, Inc. presently offers two other series of shares, the Decatur Income Fund series and the Decatur Total Return Fund series.

     Equity Funds II, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to the Classes, each Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A Shares, Class B Shares and Class C Shares.

     The Lincoln National Life Insurance Company has made an investment in each Fund, which resulted in The Lincoln National Life Insurance Company holding 28.45% of the outstanding shares of Blue Chip Fund as of December 31, 1997. Subject to certain limited exceptions, there is no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of a Fund and it may elect to do so at any time.

     Effective as of the close of business on January 28, 1998, the name of Quantum Fund changed to Social Awareness Fund.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Social Criteria

     Social Awareness Fund will adhere to a Social Criteria strategy, which may be changed by action of Equity Funds II, Inc.'s Board of Directors. The Sub-Adviser will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification. Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:

     1. Activities which result or are likely to result in damage to the natural environment;

     2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

     3. The manufacture of, or contracting for, military weapons; or

     4. The alcoholic beverage, tobacco or gambling industries.


     Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in this Prospectus.

     The Fund will commence the orderly sale of securities of a company when it is determined by the Sub-Adviser that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Sub-Adviser's determination, unless a sale within the 90-day period would produce a significant loss to the overall value of the Fund's assets.

Convertible, Debt and Non-Traditional Equity Securities
     Each Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Each Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Foreign Securities

     Each Fund may invest up to 20% of its total assets in foreign securities, although the Sub-Adviser does not anticipate doing so. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.

Depositary Receipts

     Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures Contracts
     Each Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when a Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

     Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

     Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. Each Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
     Each Fund may write covered call options on individual issues as well as write call options on stock indices. Each Fund may also purchase put options on individual issues and on stock indices. The Sub-Adviser will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund's portfolio as well as the price movement of individual securities. The Sub-Adviser may also write covered call options to achieve income to offset the cost of purchasing put options.

     While there is no limit on the amount of a Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. Each Fund will only use Exchange-traded options.

Call Options
     Writing Covered Call Options--A covered call option obligates a Fund to sell one of its securities for an agreed price up to an agreed date. When a Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Sub-Adviser's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
     Purchasing a Put Option--A put option gives a Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

     Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

     Closing Transactions--Closing transactions essentially let a Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Restricted/Illiquid Securities
     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds.

     Each Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

     While maintaining oversight, the Board of Directors has delegated to each Fund's Sub-Adviser the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed each Fund's Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security;

and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If a Sub-Adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the Sub-Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
     The short-term investments in which the Funds will invest are:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by either Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of either Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Neither Fund will invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

     (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

     (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by each Fund's investment adviser;

     (4) U.S. government securities; and

     (5) Repurchase agreements collateralized by securities listed below.

     See Appendix A of Part B for a description of applicable ratings.

When-Issued and Delayed Delivery Securities
     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Repurchase Agreements

     In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Sub-Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in illiquid assets of which, no more than 10% may be invested in repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which its Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Securities Lending Activities
     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which each Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for each Fund.

Borrowing from Banks

     Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will normally not be purchased while a Fund has an outstanding borrowing.

[GRAPHIC OMITTED]


For more information, contact
Delaware Group at 800-828-5052.



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISOR
Vantage Global Advisors, Inc.
630 Fifth Avenue
New York, NY 10111

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

[GRAPHIC OMITTED]
   Printed in the U.S.A. on recycled paper.
     P-146[--] PP1/98

------------------------------------------
BLUE CHIP FUND

SOCIAL AWARENESS FUND (formerly
Quantum Fund)

------------------------------------------

INSTITUTIONAL
------------------------------------------


P r o s p e c t u s

------------------------------------------

January 30, 1998












                                                                        DELAWARE
                                                                        GROUP
                                                                        --------

-------------------------------------------------------------------------------
                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                JANUARY 30, 1998
-------------------------------------------------------------------------------

DELAWARE GROUP EQUITY FUNDS II, INC.

-------------------------------------------------------------------------------
1818 Market Street
Philadelphia, PA  19103
-------------------------------------------------------------------------------

For more information about the Institutional Classes:  800-828-5052

For Prospectus and Performance of Class A Shares, Class B Shares and Class C
Shares:
         Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares and Class C
Shares:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------
Cover Page
-------------------------------------------------------------------------------
Investment Policies and Portfolio Techniques
-------------------------------------------------------------------------------
Accounting and Tax Issues
-------------------------------------------------------------------------------
Performance Information
-------------------------------------------------------------------------------
Trading Practices and Brokerage
-------------------------------------------------------------------------------
Purchasing Shares
-------------------------------------------------------------------------------
Investment Plans
-------------------------------------------------------------------------------

Determining Offering Price and Net Asset Value

-------------------------------------------------------------------------------
Redemption and Repurchase
-------------------------------------------------------------------------------
Distributions and Taxes
-------------------------------------------------------------------------------

Investment Management Agreements and Sub-Advisory Agreements

-------------------------------------------------------------------------------
Officers and Directors
-------------------------------------------------------------------------------
Exchange Privilege
-------------------------------------------------------------------------------
General Information
-------------------------------------------------------------------------------
Appendix A--Ratings
-------------------------------------------------------------------------------
Financial Statements
-------------------------------------------------------------------------------

         Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes the Decatur Income Fund series, Decatur Total Return Fund series, Blue Chip Fund series and Social Awareness Fund series (individually the "Fund" and collectively the "Funds") of Equity Funds II, Inc. Each Fund offers Class A Shares, Class B Shares and Class C Shares (together, the "Fund Classes") and Institutional Class shares (together, the "Institutional Classes"). Effective as of the close of business on January 28, 1998, Quantum Fund series' name changed to Social Awareness Fund series.

         Class B Shares, Class C Shares and Institutional Class shares of a Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. All references to "shares" in this Part B refer to all Classes of shares of each Fund, except where noted.

         This Part B supplements the information contained in the current Prospectuses for the Fund Classes dated, January 30, 1998 and the current Prospectuses for the Institutional Classes dated January 30, 1998 as they may be amended from time to time. It should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

         Investment Restrictions--Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of such Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Decatur Income Fund shall not:

          1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

          2. Acquire control of any company. (Equity Funds II, Inc.'s Certificate of Incorporation permits control of companies to protect investments already made, but its policy is not to acquire control.)

          3. Purchase or retain securities of a company which has an officer or director who is an officer or director of Equity Funds II, Inc., or an officer, director or partner of its investment manager if, to the knowledge of Equity Funds II, Inc., one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

          4. Allow long or short positions on shares of the Fund to be taken by Equity Funds II, Inc.'s officers, directors or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however.

          5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

          6. Invest more than 10% of the value of its total assets in illiquid assets.

          7. Invest in securities of other investment companies except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

          8. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.)

          9. Sell short any security or property.

         10. Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and foreign currencies and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.

         11. Borrow, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of gross assets taken at cost or market, whichever is lower, and not to pledge more than 15% of gross assets taken at cost. Any borrowing will be done from a bank, and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the Investment Company Act of 1940 ("1940 Act"), except for notes to banks.

         12. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other transactions.

         13. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         14. The Fund may act as an underwriter of securities of other issuers, but its present policy is not to do so.

         In addition, notwithstanding restriction 8 above and although not a matter of fundamental policy, Equity Funds II, Inc. has made a commitment that the Fund's investments in securities issued by real estate investment trusts will not exceed 10% of its total assets. In addition, the Fund may not concentrate investments in any particular industry, which means not investing more than 25% of its assets in any industry.

         Decatur Total Return Fund shall not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition.

         3. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate but this shall not prevent the Fund from investing in companies which own real estate or in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting or nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for the purposes of the Securities Act of 1933 ("1933 Act").

          7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and foreign currencies and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.

          9. Purchase securities on margin, make short sales of securities or maintain a net short position.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         11. Invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         12. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds II, Inc. or of its investment manager if or so long as the directors and officers of Equity Funds II, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of the value of the Fund's net assets in repurchase agreements maturing in more than seven days and in other illiquid assets.

         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act except for notes to banks.

         The application of the investment policy of Decatur Income Fund and Decatur Total Return Fund will be dependent upon the judgment of Delaware Management Company, Inc. (the "Manager"). In accordance with the judgment of the Manager, the proportions of a Fund's assets invested in particular industries will vary from time to time. The securities in which a Fund invests may or may not be listed on a national stock exchange, but if they are not so listed will generally have an established over-the-counter market. While management believes that the investment objective of Decatur Income Fund and Decatur Total Return Fund can be achieved by investing primarily in common stocks, each Fund may be invested in other securities including, but not limited to, convertible securities, preferred stocks, bonds, warrants and foreign securities. Decatur Income Fund may invest up to 15% of its net assets in high yield, high risk securities. In periods during which the Manager feels that market conditions warrant a more defensive portfolio positioning, each Fund may also invest in various types of fixed-income obligations.

Blue Chip Fund will not:

         1. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Sell short any security or property.

         4. Buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. Borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. Blue Chip Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         6. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, Blue Chip Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. Blue Chip Fund will not invest for the purpose of acquiring control of any company.

         2. Blue Chip Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

         3. Blue Chip Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds II, Inc. or of the Manager or Sub-Adviser if or so long as the directors and officers of Equity Funds II, Inc. and of the Manager and Sub-Adviser together own beneficially more than 5% of any class of securities of such issuer.

         4. Blue Chip Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         5. Blue Chip Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

 Social Awareness Fund will not:

         1. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. Make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. Sell short any security or property.

         4. Buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. Borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. Social Awareness Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         6. Make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         8. Invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, Social Awareness Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. Social Awareness Fund will not invest for the purpose of acquiring control of any company.

         2. Social Awareness Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

         3. Social Awareness Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds II, Inc. or of the Manager or Sub-Adviser if or so long as the directors and officers of Equity Funds II, Inc. and of the Manager or Sub-Adviser together own beneficially more than 5% of any class of securities of such issuer.

         4. Social Awareness Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         5. Social Awareness Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

         Securities will not normally be purchased by a Fund while it has an outstanding borrowing.

         In addition, from time to time, each Fund may also engage in the following investment techniques:

         A. Rule 144A Securities--Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that Decatur Income Fund and Decatur Total Return Fund each has no more than 10%, and Blue Chip Fund and Social Awareness Fund each has no more than 15%, of its net assets in illiquid securities.

         B. Repurchase Agreements--In order to invest its cash reserves or when in a temporary defensive posture, a Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of the assets of each of Fund may be invested in repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. A Fund will limit its investments in repurchase agreements, to those which the Manager, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements, which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Fund of the Company may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

         C. Portfolio Loan Transactions--Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund involved; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds II, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

         D. Options--Each Fund may write call options on a covered basis only and purchase put options, and will not engage in option writing strategies for speculative purposes.

Covered Call Writing
                                       -9-

         Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Fund will write call options only on a covered basis, which means that Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
         Each Fund may invest in put options, provided that each of Decatur Income Fund and Decatur Total Return Fund may invest no more than 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         Each Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

         E. Futures Contracts and Options on Futures Contracts--As noted in the Prospectuses, each Fund may enter into futures contracts relating to securities, securities indices, interest rates or foreign currencies. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Such investment strategies will be used as a hedge and not for speculation.

         As noted in the Prospectuses, each Fund may purchase and write options on the types of futures contracts, described in the Prospectuses.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase. If a put or call option that a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.

         In addition, from time to time, each Fund each may engage in the following investment techniques:

         A. Foreign and Emerging Market Securities--Each Fund has the ability to purchase securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

         Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Each Fund may also invest in securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

         B. Foreign Currency Transactions--Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager or Sub-Adviser, with respect to the Blue Chip Fund and Social Awareness Fund, believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         C. Investment Company Securities--Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company;

(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

         D. Unseasoned Companies--Blue Chip Fund and Social Awareness Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

         In addition, as a matter of non-fundamental policy, Social Awareness Fund will adhere to a Social Criteria strategy:

         The Sub-Adviser will utilize the Social Investment Database published by KLD in determining whether a company is engaged in any activity precluded by the Fund's Social Criteria. The Social Investment Database reflects KLD's determination of the extent to which a company's involvement in the activities prohibited by the Social Criteria is significant enough to merit a concern or a major concern. Significance may be determined on the basis of percentage of revenue generated by, or the size of the operations attributable to, activities related to such Social Criteria, or other factors selected by KLD. The social screening undergoes continual refinement and modification.

         Pursuant to the Social Criteria presently in effect, the Fund will not knowingly invest in or hold securities of companies which engage in:

         1. Activities which result or are likely to result in damage to the natural environment;

         2. The production of nuclear power, the design or construction of nuclear power plants, or the manufacture of equipment for the production of nuclear power;

         3. The manufacture of, or contracting for, military weapons; or

         4. The alcoholic beverage, tobacco or gambling industries.

         Because of its Social Criteria, the Fund may not be able to take the same advantage of certain investment opportunities as do funds which do not have Social Criteria. Only securities of companies not excluded by any of the Social Criteria will be eligible for consideration for purchase by the Fund according to its objective and policies described in the Prospectus.

         The Fund will commence the orderly sale of securities of a company when it is determined by the Sub-Adviser that such company no longer adheres to the Social Criteria. The Fund will sell such securities in a manner so as to minimize any adverse affect on the Fund's assets. Typically, such sales will be made within 90 days from the date of the Sub-Adviser's determination, unless a sale within the 90-day period would produce a significant loss to the overall value of the Fund's assets.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         Other Tax Requirements--Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending November 30 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Funds.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                                             n
                                                      P(1 + T)  = ERV

         Where:             P  =     a hypothetical initial purchase order of
                                     $1,000 from which, in the case of only
                                     Class A Shares, the maximum front-end sales charge is deducted;

                            T  =     average annual total return;

                            n  =     number of years; and

                          ERV  =     redeemable value of the hypothetical
                                     $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of Decatur Income Fund and Decatur Total Return Fund, as shown below, is the average annual total return quotations through November 30, 1997, computed as described above. The performance of Class A Shares, Class B Shares, Class C Shares and Institutional Class of Blue Chip Fund and Social Awareness Fund, as shown below, is the total return quotations from commencement of operations (February 24, 1997) through November 30, 1997. These total return quotations have not been annualized. Total return for this short of a time period may not be representative of longer term results.

         The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Classes for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by Decatur Total Return Fund, and performance for Decatur Total Return Fund Institutional Class would have been affected had such an adjustment been made.

          The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at November 30, 1997. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at November 30, 1997 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                                              Average Annual Total Return
                                                                  Decatur Income Fund

                                                Class A
                                             Shares(1)(2)(3)        Class A Shares         Institutional
                                               (at Offer)             (at NAV)(3)            Class(4)
          1 year ended 11/30/97                  18.88%                 24.78%                25.02%

          3 years ended 11/30/97                 24.67%                 26.72%                26.90%

          5 years ended 11/30/97                 17.42%                 18.57%                18.71%

          10 years ended 11/30/97                14.57%                 15.13%                15.19%

          15 years ended 11/30/97                14.96%                 15.33%                15.37%

          3/18/57(5) through 11/30/97            12.48%                 12.61%                12.63%

(1) On May 2, 1994, the maximum front-end sales charge was reduced from 8.50% to 5.75%.

(2) Effective November 29, 1995, the maximum front-end sales charge was reduced from 5.75% to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.

(4) Date of initial public offering of Decatur Income Fund Institutional Class was January 13, 1994.

(5)      Date of initial public offering of Decatur Income Fund A Class.

                                                             Average Annual Total Return
                                                                 Decatur Income Fund

                          Class B Shares     Class B Shares                          Class C Shares    Class C Shares
                            (Including         (Excluding                              (Including        (Excluding
                             Deferred           Deferred                                Deferred          Deferred
                           Sales Charge)      Sales Charge)                           Sales Charge)     Sales Charge)
          1 year ended                                               1 year ended
          11/30/97           19.73%              23.73%              11/30/97            22.75%            23.75%

          3 years ended                                              Period 11/29/95(2)
          11/30/97           25.00%              25.63%              through 11/30/97    23.49%            23.49%

          Period 9/6/94(1)
          through 11/30/97   20.91%              21.51%

(1) Date of initial public offering of Decatur Income Fund B Class.

(2) Date of initial public offering of Decatur Income Fund C Class.

                                                              Average Annual Total Return
                                                              Decatur Total Return Fund

                                             Class A Shares         Class A Shares         Institutional
                                              (at Offer)(1)            (at NAV)              Class(2)
                                              -------------            --------              --------
          1 year ended 11/30/97                  19.31%                 25.26%                25.65%

          3 years ended 11/30/97                 26.17%                 28.22%                28.59%

          5 years ended 11/30/97                 18.15%                 19.31%                19.61%

          10 years ended 11/30/97                16.33%                 16.90%                17.04%

          Period 8/27/86(3) through 11/30/97     14.07%                 14.57%                14.70%

(1) Effective November 29, 1995, the maximum front-end sales charge was reduced from 5.75% to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(2) Date of initial public offering of Decatur Total Return Fund Institutional Class was July 26, 1993.

(3)      Date of initial public offering of Decatur Total Return Fund A Class.

                                                             Average Annual Total Return
                                                              Decatur Total Return Fund

                          Class B Shares     Class B Shares                          Class C Shares    Class C Shares
                            (Including         (Excluding                              (Including        (Excluding
                             Deferred           Deferred                                Deferred          Deferred
                           Sales Charge)      Sales Charge)                           Sales Charge)     Sales Charge)
          1 year ended                                               1 year ended
          11/30/97           20.45%              24.45%              11/30/97            23.44%            24.44%

          3 years ended                                              Period 11/29/95(2)
          11/30/97             26.72%            27.34%              through 11/30/97    24.16%            24.16%

          Period 9/6/94(1)
          through 11/30/97     22.41%            23.00%


(1) Date of initial public offering of Decatur Total Return Fund B Class.

(2) Date of initial public offering of Decatur Total Return Fund C Class.

                                                Aggregate Total Return(1)

                                            Blue Chip Fund       Blue Chip Fund
                                            A Class              Institutional
                                            (at offer)           Class

      Period 2/24/97(2) through 11/30/97     10.43%                  16.12%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares and Institutional Class shares of the Fund did not exceed 1.20% (exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, and, in the case of Class A Shares, exclusive of 12b-1 Plan expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.

(2) Commencement of operations; total return for this short of a time period may not be representative of longer term results.

                                                  Aggregate  Total Return(1)

                                             Blue Chip            Blue Chip
                                            Fund B Class         Fund B Class
                                             (Including           (Excluding
                                              Deferred             Deferred
                                            Sales Charge)       Sales Charge)

         Period 2/24/97(2) through 11/30/97     11.29%             15.29%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.


(2) Commencement of operations; total return for this short of a time period may not be representative of longer term results.

                                                Aggregate Total Return(1)

                                             Blue Chip            Blue Chip
                                            Fund C Class         Fund C Class
                                             (Including           (Excluding
                                              Deferred             Deferred
                                            Sales Charge)       Sales Charge)

         Period 2/24/97(2) through 11/30/97     14.29%             15.29%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenes, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.




(2) Commencement of operations; total return for this short of a time period may not be representative of longer term results.


                                                Aggregate Total Return(1)

                                          Social Awareness     Social Awareness
                                                Fund                 Fund
                                              A Class           Institutional
                                             (at offer)             Class

         Period 2/24/97(2) through 11/30/97    15.81%             21.77%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares and Institutional Class shares of the Fund did not exceed 1.20% (exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, and, in the case of Class A Shares, exclusive of 12b-1 Plan expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.


(2) Commencement of operations; total return for this short of a time period may not be representative of longer term results.

                                               Aggregate Total Return(1)

                                          Social Awareness     Social Awareness
                                            Fund B Class         Fund B Class
                                             (Including           (Excluding
                                              Deferred             Deferred
                                            Sales Charge)       Sales Charge)

         Period 2/24/97(2) through 11/30/97      16.94%             20.94%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.



(2) Commencement of operations; total return for this short of a time period may not be representive of longer term results.


                                                 Aggregate Total Return(1)

                                          Social Awareness     Social Awareness
                                            Fund C Class         Fund C Class
                                             (Including           (Excluding
                                              Deferred             Deferred
                                            Sales Charge)       Sales Charge)

         Period 2/24/97(2) through 11/30/97     19.94%             20.94%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.


(2) Commencement of operations; total return for this short of a time period may not be representive of longer term results.

         As stated in the Funds' Prospectuses, Decatur Income Fund and Decatur Total Return Fund may also quote their respective Classes' current yield in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                                           a--b         6
                                              YIELD = 2[(-------- + 1)  -- 1]
                                                              cd

          Where:     a   =    dividends and interest earned during the period;

                     b   =    expenses accrued for the period (net of
                              reimbursements);

                     c   =    the average daily number of shares outstanding
                              during the period that were entitled to receive dividends;

                     d   =    the maximum offering price per share on the last
                              day of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30- day periods identified in advertising by the Funds. The 30-day yields of each Class of Decatur Income Fund and Decatur Total Return Fund as of November 30, 1997 were as follows:

                                Decatur Income Fund   Decatur Total Return Fund

    Class A Shares                    2.50%                   1.35%
    Class B Shares                    1.85%                   0.73%
    Class C Shares                    1.85%                   0.73%
    Institutional Class Shares        2.83%                   1.71%

         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Actual yields on Class A Shares, Class B Shares and Class C Shares would have been lower had any Limited CDSC or CDSC been applied.

         Past performance, such as reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Funds in the future. Investors should note that the income earned and dividends paid by each Fund will vary with the fluctuation of interest rates and performance of the portfolio.

          Each of the Decatur Income Fund's and Decatur Total Return Fund's investment strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. And, just as important, current dividend income can help lessen the effects of adverse market conditions. This dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time.

         In 1972, Delaware Investment Advisers, a division of the Manager, offered the time-proven Decatur investment style to the institutional investing community. As of December 31, 1997, Delaware Investment Advisers managed approximately $14.5 billion in institutional assets under management in that style.

         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of stocks which are representative of and used to measure broad stock market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible. In seeking a particular investment objective, a Fund's portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices. In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Classes of each Fund through November 30, 1997. Pursuant to applicable regulation, total return shown for the Institutional Classes of Decatur Income Fund and Decatur Total Return Fund for the periods prior to the commencement of operations of such Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments by Decatur Total Return Fund, and performance for Decatur Total Return Fund Institutional Class would have been affected had such an adjustment been made. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods, but does not reflect any income taxes payable by shareholders on the reinvested distributions. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Comparative information on the S&P 500 Stock Index and the Dow Jones Industrial Average is also included. Past performance is no guarantee of future results. Performance shown for short periods of time may not be representative of longer term results.

                                                                          Cumulative Total Return
                                                                            Decatur Income Fund
                                               Class A
                                           Shares(1)(2)(3)       Institutional          S&P 500            Dow Jones
                                             (at Offer)            Class(4)            Index(5)          Industrial(5)

          3 months ended 11/30/97             (0.91%)              4.07%                6.67%              3.09%

          6 months ended 11/30/97              6.19%(6)           11.62%               13.54%              7.63%

          9 months ended 11/30/97             12.09%               17.93%               22.43%             15.30%

          1 year ended 11/30/97               18.88%               25.02%               28.50%             22.20%

          3 years ended 11/30/97              93.79%              104.36%              124.96%            123.86%

          5 years ended 11/30/97             123.23%              135.70%              150.21%            167.92%

          10 years ended 11/30/97            289.69%              311.39%              454.85%            478.79%

          15 years ended 11/30/97            709.41%              754.28%             1026.18%           1165.18%

          3/18/57(7) through 11/30/97     11,899.41%           12,568.09%                N/A                N/A


(1) On May 2, 1994, the maximum front-end sales charge was reduced from 8.50% to 5.75%.

(2) Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% from 5.75%. The above performance figures are calculated using 4.75% as the applicable sales charge for all periods, and are more favorable than they would have been had they been calculated using the former sales charges.

(3) Performance figures for periods after May 1, 1994 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(4) Date of initial public offering of Decatur Income Fund Institutional Class was January 13, 1994.

(5)      Source: Lipper Analytical Services, Inc.

(6) For the six months ended November 30, 1997, cumulative total return for Decatur Income Fund A Class at net asset value was 11.47%.

(7) Date of initial public offering of Decatur Income Fund A Class.

                                                                       Cumulative Total Return
                                                                         Decatur Income Fund

                                           Class B Shares       Class B Shares
                                             (Including           (Excluding
                                              Deferred             Deferred            S&P 500           Dow Jones
                                            Sales Charge)        Sales Charge)         Index(1)         Industrial(1)

3 months ended 11/30/97                        (0.19%)               3.82%              6.67%                3.09%

6 months ended 11/30/97                         7.02%               11.02%             13.54%                7.63%

9 months ended 11/30/97                        13.03%               17.03%             22.43%               15.30%

1 year ended 11/30/97                          19.73%               23.73%             28.50%               22.20%

3 years ended 11/30/97                         95.30%               98.30%            124.96%              123.86%

Period 9/6/94(2) through 11/30/97              84.83%               87.83%            116.23%              115.42%

(1) Source: Lipper Analytical Services, Inc.

(2) Date of initial public offering of Decatur Income Fund B Class.

                                                                    Cumulative Total Return
                                                                       Decatur Income Fund

                                           Class C Shares       Class C Shares
                                             (Including           (Excluding
                                              Deferred             Deferred          S&P 500              Dow Jones
                                            Sales Charge)        Sales Charge)       Index(1)           Industrial(1)

3 months ended 11/30/97                         2.80%                3.80%              6.67%                3.09%

6 months ended 11/30/97                        10.03%               11.03%             13.54%                7.63%

9 months ended 11/30/97                        16.01%               17.01%             22.43%               15.30%

1 year ended 11/30/97                          22.75%               23.75%             28.50%               22.20%

Period 11/29/95(2) through 11/30/97            52.67%               52.67%             64.29%               60.69%

(1) Source: Lipper Analytical Services, Inc.

(2) Date of initial public offering of Decatur Income Fund C Class.


                                                           Cumulative Total Return
                                                          Decatur Total Return Fund

                                 Class A Shares        Institutional          S&P 500            Dow Jones
                                  (at Offer)(1)          Class(2)            Index(3)          Industrial(3)


3 months ended 11/30/97              (1.02%)               3.97%              6.67%                3.09%

6 months ended 11/30/97               6.06%(4)            11.51%             13.54%                7.63%

9 months ended 11/30/97              12.63%               18.47%             22.43%               15.30%

1 year ended 11/30/97                19.40%               25.65%             28.50%               22.20%

3 years ended 11/30/97              100.87%              112.64%            124.96%              123.86%

5 years ended 11/30/97              130.23%              144.79%            150.21%              167.92%

10 years ended 11/30/97             353.91%              382.47%            454.85%              478.79%

Period 8/27/86(5) through 11/30/97  340.48%              368.45%            425.57%              482.36%


(1) Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% from 5.75%. The above performance figures are calculated using 4.75% as the applicable sales charge for all periods, and are more favorable than they would have been had they been calculated using the former sales charges.

(2) Date of initial public offering of Decatur Total Return Fund Institutional Class was July 26, 1993.

(3)      Source: Lipper Analytical Services, Inc.

(4) For the six months ended November 30, 1997, cumulative total return at net asset value for Decatur Total Return Fund A Class was 11.35%.

(5)      Date of initial public offering of Decatur Total Return Fund A Class.

                                                           Cumulative Total Return
                                                          Decatur Total Return Fund

                                         Class B Shares       Class B Shares
                                           (Including           (Excluding
                                            Deferred             Deferred            S&P 500             Dow Jones
                                          Sales Charge)        Sales Charge)         Index(1)         Industrial(1)



3 months ended 11/30/97                      (0.28%)               3.72%              6.67%                3.09%

6 months ended 11/30/97                       6.95%               10.95%             13.54%                7.63%

9 months ended 11/30/97                      13.59%               17.59%             22.43%               15.30%

1 year ended 11/30/97                        20.45%               24.45%             28.50%               22.20%

3 years ended 11/30/97                      103.47%              106.47%            124.96%              123.86%

Period 9/6/94(2) through 11/30/97            92.38%               95.38%            116.23%              115.42%

(1) Source: Lipper Analytical Services, Inc.

(2) Date of initial public offering of Decatur Total Return Fund B Class.



                                                                   Cumulative Total Return
                                                                  Decatur Total Return Fund

                                           Class C Shares       Class C Shares
                                             (Including           (Excluding
                                              Deferred             Deferred           S&P 500            Dow Jones
                                            Sales Charge)        Sales Charge)        Index(1)         Industrial(1)

3 months ended 11/30/97                         2.67%                3.67%             6.67%                3.09%

6 months ended 11/30/97                         9.97%               10.97%            13.54%                7.63%

9 months ended 11/30/97                        16.56%               17.56%            22.43%               15.30%

1 year ended 11/30/97                          23.44%               24.44%            28.50%               22.20%

Period 11/29/95(2) through 11/30/97            54.35%               54.35%            64.29%               60.69%

(1) Source: Lipper Analytical Services, Inc.

(2) Date of initial public offering of Decatur Total Return Fund C Class.


                                                                    Cumulative Total Return(1)

                                           Blue Chip Fund       Blue Chip Fund
                                              A Class           Institutional          S&P 500             Dow Jones
                                             (at offer)             Class              Index(2)          Industrial(2)

          3 months ended 11/30/97                0.92%              5.90%                6.67%                3.09%

          6 months ended 11/30/97                7.65%(3)          13.19%               13.54%                7.63%

          9 months ended 11/30/97               13.09%             18.92%               22.43%               15.30%

          Period 2/24/97(4) through 11/30/97    10.43%             16.12%               22.43%               15.30%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares and Institutional Class shares of the Fund did not exceed 1.20% (exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, and, in the case of Class A Shares, exclusive of 12b-1 Plan expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.

(2)      Source:  Lipper Analytical Services, Inc.

(3) For the six months ended November 30, 1997, cumulative total return at net asset value for Blue Chip Fund A Class was 12.96%.

(4)      Commencement of operations.


                                                                     Cumulative Total Return(1)

                                             Blue Chip            Blue Chip
                                            Fund B Class         Fund B Class
                                             (Including           (Excluding
                                              Deferred             Deferred            S&P 500             Dow Jones
                                            Sales Charge)       Sales Charge)          Index (2)        Industrial (2)

          3 months ended 11/30/97                1.72%              5.72%              6.67%                3.09%

          6 months ended 11/30/97                8.64%             12.64%             13.54%                7.63%

          9 months ended 11/30/97               14.07%             18.07%             22.43%               15.30%

          Period 2/24/97(3) through 11/30/97    11.29%             15.29%             22.43%               15.30%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenese, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenes, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.

(2)      Source:  Lipper Analytical Services, Inc.

(3)      Commencement of operations.





                                                                   Cumulative Total Return(1)

                                             Blue Chip            Blue Chip
                                            Fund C Class         Fund C Class
                                             (Including           (Excluding
                                              Deferred             Deferred            S&P 500             Dow Jones
                                            Sales Charge)       Sales Charge)          Index (2)        Industrial (2)

          3 months ended 11/30/97                4.72%              5.72%                6.67%               3.09%

          6 months ended 11/30/97               11.52%             12.52%               13.54%               7.63%

          9 months ended 11/30/97               17.07%             18.07%               22.43%              15.30%

          Period 2/24/97(3) through 11/30/97    14.29%             15.29%               22.43%              15.30%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.

(2)      Source:  Lipper Analytical Services, Inc.

(3)      Commencement of operations.





                                                                     Cumulative Total Return(1)

                                          Social Awareness     Social Awareness
                                                Fund                 Fund
                                              A Class           Institutional          S&P 500             Dow Jones
                                             (at offer)             Class              Index (2)        Industrial (2)

          3 months ended 11/30/97                3.40%                8.61%              6.67%                3.09%

          6 months ended 11/30/97               12.28%(3)            18.02%             13.54%                7.63%

          9 months ended 11/30/97               18.87%               25.00%             22.43%               15.30%

          Period 2/24/97(4) through 11/30/97    15.81%               21.53%             22.43%               15.30%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares and Institutional Class shares of the Fund did not exceed 1.20% (exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, and, in the case of Class A Shares, exclusive of 12b-1 Plan expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.


(2)      Source:  Lipper Analytical Services, Inc.

(3) For the six months ended November 30, 1997, cumulative total return at net asset value for Social Awareness Fund A Class was 17.92%.

(4)      Commencement of operations.






                                                                    Cumulative Total Return(1)

                                          Social Awareness     Social Awareness
                                            Fund B Class         Fund B Class
                                             (Including           (Excluding
                                              Deferred             Deferred            S&P 500             Dow Jones
                                            Sales Charge)       Sales Charge)          Index (2)        Industrial (2)

          3 months ended 11/30/97                4.44%                8.44%              6.67%                3.09%

          6 months ended 11/30/97               13.49%               17.49%             13.54%                7.63%

          9 months ended 11/30/97               20.16%               24.16%             22.43%               15.30%

          Period 2/24/97(3) through 11/30/97    16.94%               20.94%             22.43%               15.30%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinarily expenses). In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.

(2)      Source:  Lipper Analytical Services, Inc.

(3)      Commencement of operations.


                                                                   Cumulative Total Return(1)

                                          Social Awareness     Social Awareness
                                            Fund C Class         Fund C Class
                                             (Including           (Excluding
                                              Deferred             Deferred            S&P 500             Dow Jones
                                            Sales Charge)       Sales Charge)          Index (2)        Industrial (2)

          3 months ended 11/30/97                7.44%                8.44%              6.67%                3.09%

          6 months ended 11/30/97               16.49%               17.49%             13.54%                7.63%

          9 months ended 11/30/97               23.16%               24.16%             22.43%               15.30%

          Period 2/24/97(3) through 11/30/97    19.94%               20.94%             22.43%               15.30%

(1) For the period from commencement of operations (February 24, 1997) through January 31, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of the Fund did not exceed 1.20% (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinarily expenses. In the absence of such voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments in effect until July 31, 1998.

(2)      Source:  Lipper Analytical Services, Inc.

(3)      Commencement of operations.



         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Equity Funds II, Inc. selects brokers or dealers to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.


         During the fiscal years ended November 30, 1995, 1996 and 1997, the aggregate dollar amounts of brokerage commissions paid by Decatur Income Fund were $3,039,414, $4,041,197 and $3,714,766, respectively. During the same periods, the aggregate dollar amounts of brokerage commissions paid by Decatur Total Return Fund were $1,150,026, $1,488,884 and $1,634,268, respectively.
For the period February 24, 1997 (date of initial public offering) through November 30, 1997, the aggregate dollar amounts of brokerage commissions paid by Blue Chip Fund and Social Awareness Fund were $4,339 and $14,989, respectively.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


         During the fiscal year ended November 30, 1997, portfolio transactions of Decatur Income Fund and Decatur Total Return Fund in the amounts of $659,533,482 and $264,288,650, respectively, resulting in brokerage commissions of $763,110 and $307,938, respectively, were directed to brokers for brokerage and research services provided. During the period February 24, 1997 (date of initial public offering) through November 30, 1997, portfolio transactions of Blue Chip Fund and Social Awareness Fund in the amounts of $2,058,490 and $3,918,367, respectively, resulting in the brokerage commissions of $405 and $1,356, respectively, were directed to brokers for brokerage and research services provided.


         As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds II, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of a such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.


         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

         During the past two fiscal years, Decatur Income Fund's portfolio turnover rates were 101% and 90%, respectively, for 1996 and 1997 and Decatur Total Return Fund's portfolio turnover rates were 87% and 69%, respectively, for 1996 and 1997. During the period February 25 1997 (date of initial public offering) through November 30, 1997, Blue Chip Fund's portfolio turnover rate was 25% (annualized) and Social Awareness Fund's portfolio turnover rate was 29% (annualized).


         Each Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Equity Funds II, Inc. or the Distributor.


         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. However, effective as of the date of this Part B, the minimum initial investment for new shareholder accounts in Decatur Income Fund is $100 and subsequent purchases for these accounts must be at least $25. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or the Sub-Adviser or any of the their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds II, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Equity Funds II, Inc. reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests.


         The NASD has adopted amendments to certain rules relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.


         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.


         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds II, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative-Class A Shares in the Prospectus for the Fund Classes for a table illustrating reduced front-end sales charge. See also Special Purchase Features -- Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.


         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.


Dealer's Commission
         As described more fully in the Prospectus for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative--Class A Shares in the Prospectuses for the Fund Classes for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.


         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds II, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.


         The maximum aggregate fee payable by a Fund under its Plans, and a Fund's Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year.


         Although the maximum fee payable under the 12b-1 Plan relating to Decatur Income Fund A Class is 0.30% of average daily net assets of such class, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plan relating to Decatur Income Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Decatur Income Fund A Class shares that were or are acquired by shareholders on or after May 2, 1994, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Decatur Income Fund A Class shares that were acquired before May 2, 1994. While this is the method to be used to calculate the 12b-1 fees to be paid by Decatur Income Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of Decatur Income Fund A Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate. As Class A Shares are sold on or after May 2, 1994, the initial rate of at least 0.10% will increase over time. Thus as the proportion of Decatur Income Fund A Class shares purchased on or after May 2, 1994 to outstanding Class A Shares of Decatur Income Fund increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current basis for calculating the fees which will be payable under Decatur Income Fund A Class' Plan, such Plan permits a full 0.30% on all of the Fund's Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Equity Funds II, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds II, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the respective Funds and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities Class B Shares of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds II, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds II, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


         For the fiscal year ended November 30, 1997, payments from Decatur Income Fund A Class, Decatur Income Fund B Class and Decatur Income Fund C Class amounted to $3,368,726, $911,431 and $109,054, respectively. Such amounts were used for the following purposes:



                                            Decatur Income            Decatur Income            Decatur Income
                                             Fund A Class              Fund B Class              Fund C Class

Advertising                                      $15,906                      ----                      ----
Annual/Semi-Annual Reports                       $45,111                      ----                      ----
Broker Trails                                 $2,689,707                  $208,654                   $14,537
Broker Sales Charges                                ----                  $398,283                   $75,838
Dealer Service Expenses                          $12,191                      ----                      $787
Interest on Broker Sales Charges                    ----                  $239,718                    $3,321
Commissions to Wholesalers                      $108,447                   $45,811                   $11,246
Promotional-Broker Meetings                     $134,235                    $9,578                      $564
Promotional-Other                               $123,255                      ----                      ----
Prospectus Printing                              $81,472                      ----                      ----
Telephone                                        $21,446                      $251                       $53
Wholesaler Expenses                             $136,956                    $9,136                    $2,708
Other                                               ----                      ----                      ----



         For the fiscal year ended November 30, 1997, payments from Decatur Total Return Fund A Class, Decatur Total Return Fund B Class and Decatur Total Return Fund C Class amounted to $2,297,540, $902,042 and $163,951, respectively. Such amounts were used for the following purposes:

                                         Decatur Total Return      Decatur Total Return     Decatur Total Return
                                             Fund A Class              Fund B Class             Fund C Class

Advertising                                      $19,343                      ----                      ----
Annual/Semi-Annual Reports                       $61,598                      ----                      ----
Broker Trails                                 $1,861,875                  $207,781                   $23,648
Broker Sales Charges                                ----                  $390,929                  $121,373
Dealer Service Expenses                           $3,779                      ----                      ----
Interest on Broker Sales Charges                    ----                  $240,500                    $5,058
Commissions to Wholesalers                      $121,110                   $47,370                   $12,469
Promotional-Broker Meetings                      $57,018                    $9,344                      $922
Promotional-Other                               $118,297                      ----                      ----
Prospectus Printing                              $25,298                      ----                      ----
Telephone                                         $4,611                      $149                       $72
Wholesaler Expenses                              $24,611                    $5,969                      $409
Other                                               ----                      ----                      ----


         For period February 24, 1997 (date of initial public offering) through November 30, 1997, payments from Blue Chip Fund A Class, Blue Chip Fund B Class and Blue Chip Fund C Class amounted to $1,924, $2,405 and $1,166, respectively. Such amounts were used for the following purposes:

                                               Blue Chip                 Blue Chip                 Blue Chip
                                             Fund A Class              Fund B Class              Fund C Class

Advertising                                         ----                      ----                      ----
Annual/Semi-Annual Reports                          ----                      ----                      ----
Broker Trails                                       $853                      $492                       $12
Broker Sales Charges                                ----                      $643                      $358
Dealer Service Expenses                              $60                      ----                      $182
Interest on Broker Sales Charges                    ----                      $858                       $43
Commissions to Wholesalers                          $486                      $327                      $450
Promotional-Broker Meetings                          $71                       $32                        $5
Promotional-Other                                   $238                      ----                      ----
Prospectus Printing                                 ----                      ----                      ----
Telephone                                           ----                        $2                      ----
Wholesaler Expenses                                 $216                      ----                      $116
Other                                               ----                       $51                      ----

         For period February 24, 1997 (date of initial public offering) through November 30, 1997, payments from Social Awareness Fund A Class, Social Awareness Fund B Class and Social Awareness Fund C Class amounted to $9,246, $23,663 and $4,692, respectively. Such amounts were used for the following purposes:

                                           Social Awareness          Social Awareness          Social Awareness
                                             Fund A Class              Fund B Class              Fund C Class

Advertising                                         $-0-                      ----                      ----
Annual/Semi-Annual Reports                           $48                      ----                      ----
Broker Trails                                     $2,311                    $9,310                      $688
Broker Sales Charges                              $5,722                    $6,726                    $2,941
Dealer Service Expenses                             ----                      ----                      ----
Interest on Broker Sales Charges                    ----                    $6,744                      $245
Commissions to Wholesalers                           $55                      $703                      $826
Promotional-Broker Meetings                         $157                      $180                       $10
Promotional-Other                                   $953                      ----                      ----
Prospectus Printing                                 ----                      ----                      ----
Telephone                                           ----                      ----                        $2
Wholesaler Expenses                                 ----                      ----                      ----
Other                                               ----                      ----                      ----

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.


Special Purchase Features--Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, directors and employees of Equity Funds II, Inc., any other fund in the Delaware Group, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds II, Inc. may reasonably require to establish eligibility for purchase at net asset value.


         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         Purchases of Class A Shares of each Fund, except Social Awareness Fund, at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

         Purchases of Class A Shares of Social Awareness Fund at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

         Purchases of Class A Shares of Decatur Total Return Fund at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class shares as a result of a change in the distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         A Fund must be notified in advance that the trade qualifies for purchase at net asset value.


Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds II, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings.


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS


Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.


         Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds II, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund

Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Group Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware

Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B - Classes Offered in the Prospectus for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in each Fund may be suitable for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA"), and the new Roth IRA.


         The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.


         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.


         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.


         Taxable distributions from the retirement plans may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.


         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.


Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

Deferred Compensation Plan for State and Local Government Employees ("457")

         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.


SIMPLE  IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required.
Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in Decatur Income Fund's and Decatur Total Return Fund's financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.


         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the relevant Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Funds' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds II, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Funds' Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

         Effective November 29, 1995, the minimum initial investment in Class A Shares of Decatur Income Fund and Decatur Total Return Fund was increased from $250 to $1,000. Class A accounts that were established before November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum, nor subject to involuntary redemption. Effective as of the date of this Part B, the minimum initial investment for new shareholder accounts in Decatur Income Fund is $100 and subsequent purchases for these accounts must be at least $25. Accounts in Decatur Income Fund will not be subject to the $9 quarterly service fee.


                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DISTRIBUTIONS AND TAXES


         Each Fund has qualified, and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Decatur Income Fund intends to pay dividends from net investment income on a monthly basis. Decatur Total Return Fund intends to pay dividends from net investment income on a quarterly basis. Blue Chip Fund and Social
Awareness Fund intend to pay dividends from net investment income on an annual basis. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.


         All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. See also Other Tax Requirements under Accounting and Tax Issues.

         Persons not subject to tax will not be required to pay taxes on distributions.


         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

         Under the Taxpayer Relief act of 1997 (the "1997 Act"), a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains": securities sold by a Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket..

         A portion of a Funds' dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended November 30, 1997, 34%, 57%, 100% and 100% of the dividends from net investment income of Decatur Income Fund, Decatur Total Return Fund, Blue Chip Fund and Social Awareness Fund, respectively, were eligible for this deduction.


         Shareholders will be notified annually by Equity Funds II, Inc. as to the federal income tax status of dividends and distributions paid by the Funds.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On November 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

         The Investment Management Agreements for Decatur Income Fund and Decatur Total Return Fund are dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreements for Blue Chip Fund and Social Awareness Fund are dated February 24, 1997 and were approved by each Fund's respective initial shareholder on February 24, 1997.


         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds II, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds II, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by Decatur Income Fund for investment management services is equal to 0.60% on the first $100 million of the Fund's average daily net assets, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc.

         The annual compensation paid by Decatur Total Return Fund for investment management services is equal to 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds II, Inc.


         The annual compensation paid by Blue Chip Fund is equal to: (i) 0.15% of average daily net assets averaging one year old or less; (ii) 0.20% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.35% of average daily net assets averaging over two years old.

         The annual compensation paid by Social Awareness Fund is equal to: (i) 0.20% of average daily net assets averaging one year old or less; (ii) 0.25% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.40% of average daily net assets averaging over two years old.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Blue Chip Fund and Social Awareness Fund and to pay certain expenses of a Fund to the extent necessary to ensure that the total operating expenses of each Class of that Fund do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) during the commencement of the public offering of the Fund through July 31, 1998.

         Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of each Fund's assets, is responsible for day-to-day investment management of each Fund, makes investment decisions for each Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of each Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Funds pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Blue Chip Fund: (i) 0.15% of average daily net assets averaging one year old or less; (ii) 0.20% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.35% of average daily net assets averaging over two years old. For the services provided to the Manager, the Manager pays the Sub-Adviser the following fee with respect to Social Awareness Fund: (i) 0.20% of average daily net assets averaging one year old or less; (ii) 0.25% of average daily net assets averaging two years old or less, but greater than one year old; and (iii) 0.40% of average daily net assets averaging over two years old.


         The Sub-Adviser, 630 Fifth Avenue, New York, New York, 10111, is an indirect, wholly-owned subsidiary of Lincoln National and an affiliate of the Manager. Founded in 1979, it provides investment advice to pension plans, endowments, insurance and commingled products and has assets under management, as of January 31, 1997, in excess of $5 billion. The Sub-Adviser uses a quantitative approach. It evaluates potential investments utilizing an internally developed statistical model, based on securities financial characteristics.


         On November 30, 1997, the total net assets of Equity Funds II, Inc. were $3,451,491,312, broken down as follows:

                Decatur Income Fund                         $2,323,634,186
                Decatur Total Return Fund                   $1,104,636,359
                Blue Chip Fund                              $5,788,733
                Social Awareness Fund                       $17,432,034

         Investment management fees paid by Decatur Income Fund during the past three fiscal years were $7,182,707 for 1995, $8,397,639 for 1996 and $10,329,490 for 1997. Investment management fees paid by Decatur Total Return Fund during the past three fiscal years were $2,859,001 for 1995, $3,801,697 for 1996 and $5,429,552 for 1997. During the period February 24, 1997 (date of initial public offering) through November 30, 1997, investment management fees incurred by Blue Chip Fund amounted to $18,283 and no fees were paid as a result of the voluntary waiver of fees by the Manager. During the period February 24, 1997 (date of initial public offering) through November 30, 1997, investment management fees incurred by Social Awareness Fund amounted to $53,306 and $13,785 was paid and $32,652 was waived as a result of the voluntary waiver of fees by the Manager.

         Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by Equity Funds II, Inc.'s Trading Department. The Manager pays the salaries of all directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. Except for those expenses borne by the Manager under the Investment Management Agreements and the

Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Decatur Income Fund and Decatur Total Return Fund shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor of Blue Chip Fund and Social Awareness Fund shares under separate Distribution Agreements dated February 24, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of Class A, Class B and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of each Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.


         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of February 24, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authjorized to designate other intermediaries to accept purchase and redemption orders on the bvehalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when a authorized broker or, if applicable, a broker's aurhorized designee, accepts the order.

OFFICERS AND DIRECTORS

         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Equity Funds II, Inc. hold identical positions in each of the other funds in the Delaware Group. On December 31, 1997, Equity Funds II, Inc.'s officers and directors owned less than 1% of the outstanding shares of Decatur Income Fund Class A Shares, Decatur Income Fund Class B Shares, Decatur Income Fund Class C Shares, Decatur Income Fund Institutional Class shares, Decatur Total Return Fund Class A Shares, Decatur Total Return Fund Class B Shares, Decatur Total Return Fund Class C Shares and Decatur Total Return Fund Institutional Class shares.

         As of December 31, 1997, management believes the following shareholders held 5% or more of the outstanding shares of a Class:



Class                               Name and Address of Account               Share Amount                       Percentage
-----                               ---------------------------               ------------                       ----------


Decatur Income B Class              Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                      630,383                             9.79%

Decatur Income Fund C               Merrill Lynch, Pierce, Fenner & Smith
Class                               For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                      222,147                            27.59%

Decatur Income Fund                 The Northern Trust Co.
Institutional Class                 Cust. J Paul Getty Trust
                                    401 Wilshire Blvd. Ste 1000
                                    Santa Monica, CA  90401                   3,299,988                            22.46%

                                    RS 401(k) Plan
                                    Price Waterhouse LLP Savings Plan
                                    c/o DELPAC 16th floor
                                    1818 Market Street
                                    Philadelphia, PA 19103                    3,156,778                            21.48%

                                    Brigham Young University
                                    RL Ball & Associates
                                    c/o Richard White
                                    Provo, UT  84602                          1,893,289                            12.88%




Class                               Name and Address of Account                 Share Amount              Percentage
-----                               ---------------------------                 ------------              ----------

Decatur Income Fund                 RS Day & Zimmerman Start 401(k)
Institutional Class                 Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103                       1,538,120                  10.46%

Decatur Total Return Fund           Merrill Lynch, Pierce, Fenner & Smith
B Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                         796,266                   9.77%

Decatur Total Return Fund           Merrill Lynch, Pierce, Fenner & Smith
C Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL  32246                        238,296                  14.61%

Decatur Total Return Fund           First Trust NA
Institutional Class                 Trst Northern States Power
                                    Employee Retirement Savings Plan
                                    P.O. Box 64482
                                    St. Paul, MN 55164                           1,662,120                  34.72%

                                    Federated Life Insurance Company
                                    Separate Sub-Account A
                                    Attn: Tom Koch
                                    121 E. Park Square
                                    Owatonna, MN 55060                           1,472,782                  30.76%

                                    Lincoln National Life Insurance Co.
                                    Attn: Karen Gerke
                                    1300 Clinton Street
                                    Fort Wayne, IN  46802                          933,109                  19.49%

Blue Chip Fund                      PaineWebber for the benefit of
A Class                             PaineWebber CDN FBO
                                    Eric S. Petersen
                                    P.O. Box 1108
                                    New York, NY 10268                              13,472                   5.32%

Blue Chip Fund                      NFSC FEBO
C Class                             Elizabeth S. Fleming
                                    1915 Wyngate
                                    Ames, IA  50010                                  3,902                  15.53%




Class                               Name and Address of Account                       Share Amount            Percentage
-----                               ---------------------------                       ------------            ----------

Blue Chip Fund                      NFSC FEBO
C Class                             Linda A. Benesh
                                    2602 Caldwell Mill Ln.
                                    Birmingham, AL 35243                                 2,426                   9.66%

                                    NFSC FEBO
                                    Elizabeth S. Fleming Cust.
                                    Cody H. Fleming
                                    1915 Wyngate
                                    Ames, IA 50010                                       2,081                   8.28%

                                    Prudential Securities Inc. FBO
                                    Michael R. Katz MD TTEE
                                    Atlantic Cardiology Assoc. PA
                                    MPP Plan
                                    FBO Mohamed H. Elnahal MD
                                    Absecon, NJ  08201                                   1,876                   7.47%

                                    Marvin E. Rushing and Shirley A.
                                    Rushing JT WROS
                                    354 Maple Ave.
                                    Owensboro, KY 42301                                  1,366                   5.44%

Blue Chip Fund                      Lincoln Investment Management, Inc.
Institutional Class                 Attn: Patricia Roller
                                    200 E. Berry St. Ste 3R04
                                    Fort Wayne, IN  46802                              177,830                  95.23%

Social Awareness Fund               MLPF&S for the sole benefit of
C Class                             its customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Fl.
                                    Jacksonville, FL 32246                              26,908                  17.30%

                                    Donaldson Lufkin Jenrette
                                    Securities Corporation Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303                                9,784                   6.29%

Social Awareness Fund               RS DMC Employee Profit Sharing Plan
Institutional Class                 Delaware Management Co.
                                    Employee Profit Sharing Trust
                                    c/o Rick Seidel
                                    1818 Market Street
                                    Philadelphia, PA 19103                               9,982                  96.69%


         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between Decatur Income Fund and Decatur Total Return Fund and the Manager were executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Equity Funds II, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)
         Chairman and Director and/or Trustee of Equity Funds II, Inc., each of the other 33 other investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware
                  Capital Management, Inc.

         Chairman, President, Chief Executive Officer, Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.

         Chairman, President, Chief Executive Officer, Chief Investment Officer and Director of Delaware Management Company, Inc.

         Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd. and Delaware International Holdings Ltd.

         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.

         Director of Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc. During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.


* Jeffrey J. Nick (44)

         President, Chief Executive Officer and Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the Delaware Group.

         President, Chief Executive Officer and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc. President of Lincoln Funds Corporation.

         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

-------------------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

Richard G. Unruh, Jr. (58)

         Executive Vice President of Equity Funds II, Inc., each of the other
                  33 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.

         Executive Vice President and Director of Delaware Management Company, Inc. Director of Delaware International Advisers Ltd.

         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (50)

         Executive Vice President/Chief Investment Officer, Fixed Income of Equity Funds II, Inc., each of the other
                  33 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation.
         Director of HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (70)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (59)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the
                  Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
                  Founder and Managing Director, Anthony Knerr & Associates. From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996.
                  From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the
         Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)

         Executive Vice President/Chief Operating Officer/Chief Financial Officer of Equity Funds II, Inc., each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.

         Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of
                  Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

         President,Chief Executive Officer,Chief Financial Officer and Director of Delaware Service Company, Inc.

         President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International Holdings Ltd.

         Chairman, Chief Executive Officer and Director of Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc. Director of Delaware International Advisers Ltd.

         Vice President of Lincoln Funds Corporation
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)

         Senior Vice President , Secretary and General Counsel of Equity
                  Funds II, Inc., each of the other 33 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.

         Senior Vice President, Secretary, General Counsel and Director of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital
                  Management, Inc. and Delvoy, Inc.

         Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company.

         Senior Vice President and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Equity Funds II,
                  Inc., each of the other 33 investment companies in the Delaware Group and Founders Holdings, Inc.

         Senior Vice President/Corporate Controller and Treasurer of Delaware Management Holdings, Inc.,
                  DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd. and Delvoy, Inc.

         Chief Financial Officer/Treasurer of Delaware Investment & Retirement Services, Inc. Executive Vice President/Chief Financial
         Officer/Treasurer of Delaware Management Trust Company.

         Senior Vice President/Assistant Treasurer of Founders CBO Corporation. Treasurer of Lincoln Funds Corporation 1818 Market Street, Philadelphia, PA 19103.

         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (35)

         Senior Vice President/Treasurer of Equity Funds II, Inc., each of the other 33 investment companies in the Delaware Group and Founders Holdings, Inc. Senior Vice President/Investment Accounting of Delaware Management Company, Inc. and Delaware Service Company, Inc.

         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd. Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

John B. Fields (52)
         Vice President/Senior Portfolio Manager of Equity Funds II, Inc., of nine other equity investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1992, Mr. Fields served as a director of domestic equity risk management for DuPont, Wilmington, DE.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Equity Funds II, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended November 30, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1997.

                                                         Pension or
                                                         Retirement
                                                          Benefits            Estimated             Total
                                    Aggregate              Accrued              Annual           Compensation
                                  Compensation            as Part of           Benefits          from all 33
                                   from Equity         Equity Funds II,          Upon              Delaware
       Name                       Funds II, Inc.        Inc. Expenses         Retirement*         Group Funds

W. Thacher Longstreth                $8,414                 None               $38,500             $59,243
Ann R. Leven                         $9,554                 None               $38,500             $64,452
Walter P. Babich                     $9,335                 None               $38,500             $63,452
Anthony D. Knerr                     $9,335                 None               $38,500             $63,452
Charles E. Peck                      $8,311                 None               $38,500             $56,057
Thomas F. Madison**                  $4,997                 None               $38,500             $37,225

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

** Thomas F. Madison joined Equity Funds II, Inc.'s Board of Directors on April 30, 1997.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. it seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.


         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.


         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion (SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds as available outside the annuity. See Discipline Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Funds. The Distributor ("DDLP") (for all periods after January 3, 1995) and, in its capacity as such, DDI (prior to January 3, 1995) received net commissions from each Fund on behalf of their respective Class A Shares, after reallowances to dealers, as follows:


                               Decatur Income Fund


   Fiscal             Total Amount                 Amounts                       Net
    Year             of Underwriting              Reallowed                  Commission
    Ended              Commission                to Dealers                  to DDLP/DDI
    -----              ----------                ----------                  -----------
  11/30/97             $2,632,798                $2,164,821                   $467,977
  11/30/96              2,178,120                 1,814,559                    363,561
  11/30/95              2,136,781                 1,849,211                    287,570




                            Decatur Total Return Fund


  Fiscal                  Total Amount                 Amounts                       Net
   Year                  of Underwriting              Reallowed                  Commission
  Ended                    Commission                to Dealers                  to DDLP/DDI
  -----                    ----------                ----------                  -----------
 11/30/97                  $2,530,072                $2,104,851                   $425,221
 11/30/96                   1,749,609                 1,457,509                    292,100
 11/30/95                   1,637,530                 1,416,914                    220,616


                                 Blue Chip Fund

 Fiscal                  Total Amount                 Amounts                       Net
  Year                  of Underwriting              Reallowed                  Commission
 Ended                    Commission                 to Dealers                 to DDLP/DDI
 -----                    ----------                 ----------                 -----------
11/30/97*                  $71,225                    $63,548                     $7,677

*Commenced operations on February 24, 1997.


                              Social Awareness Fund

  Fiscal                  Total Amount                 Amounts                       Net
   Year                  of Underwriting              Reallowed                  Commission
  Ended                    Commission                to Dealers                  to DDLP/DDI
  -----                    ----------                ----------                  -----------
 11/30/97*                  $258,024                   $224,473                   $33,551

*Commenced operations on February 24, 1997.


         The Distributor and, in its capacity as such, DDI received Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                              Limited CDSC Payments

                                                                     Decatur
  Fiscal             Decatur Income         Total Return            Blue Chip         Social Awareness
Year Ended            Fund A Class          Fund A Class           Fund A Class*        Fund A Class*
----------            ------------          ------------           -------------        -------------
 11/30/97                  $-0-               $2,399                   $-0-                  $-0-
 11/30/96                 3,249                  -0-                    N/A                   N/A
 11/30/95                   -0-                  -0-                    N/A                   N/A

*Commenced operations on February 24, 1997.

         The Distributor and, in its capacity as such, DDI received CDSC payments with respect to Class B Shares of each Fund as follows:

                                  CDSC Payments


                                                                   Decatur
  Fiscal             Decatur Income        Total Return            Blue Chip        Social Awareness
Year Ended            Fund B Class         Fund B Class           Fund B Class*       Fund B Class*
----------            ------------         ------------           -------------       -------------
 11/30/97              $150,241             $171,099                 $757              $2,387
 11/30/96                60,751               45,044                  N/A                 N/A
 11/30/95                21,252               15,098                  N/A                 N/A


*Commenced operations on February 24, 1997.


         The Distributor received CDSC payments with respect to Class C Shares of each Fund as follows:

                                  CDSC Payments

                                                                   Decatur
  Fiscal             Decatur Income         Total Return           Blue Chip         Social Awareness
Year Ended            Fund C Class*         Fund C Class*        Fund C Class**       Fund C Class**
----------            -------------         -------------        --------------       --------------
 11/30/97                $3,768               $5,019                   $-0-                   $10
 11/30/96                 1,439                1,584                    N/A                   N/A
 11/30/95*                  -0-                  -0-                    N/A                   N/A

  *Commenced operations on November 29, 1995.
**Commenced operations on February 24, 1997.


         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds II, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds II, Inc. to delete the words "Delaware Group" from Equity Funds II, Inc.'s name.

         Bankers Trust Company ("Bankers"), One Bankers Trust Plaza, New York, NY 10006, is custodian of Decatur Income Fund's and Decatur Total Return Fund's securities and cash. The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of Blue Chip Fund's and Social Awareness Fund's securities and cash. As custodian for a Fund, Bankers or, as relevant, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.



Capitalization
         Equity Funds II, Inc. has a present authorized capitalization of one billion shares of capital stock with a $1.00 par value per share.

         The Board of Directors has allocated the following number of shares to each Fund and their respective classes:

                  Decatur Income Fund                                                          350 million
                           Decatur Income Fund A Class                                         200 million
                           Decatur Income Fund B Class                                         50 million
                           Decatur Income Fund C Class                                         50 million
                           Decatur Income Fund Institutional Class                             50 million

                  Decatur Total Return Fund                                                    250 million
                           Decatur Total Return Fund A Class                                   100 million
                           Decatur Total Return Fund B Class                                   50 million
                           Decatur Total Return Fund C Class                                   50 million
                           Decatur Total Return Fund Institutional Class                       50 million

                  Blue Chip Fund                                                               200 million
                           Blue Chip Fund A Class                                              100 million
                           Blue Chip Fund B Class                                              25 million
                           Blue Chip Fund C Class                                              25 million
                           Blue Chip Fund Institutional Class                                  50 million


                  Social Awareness Fund                                                        200 million
                  ================
                           Social Awareness Fund A Class                                       100 million
                           ================
                           Social Awareness Fund B Class                                       25 million
                           ================
                           Social Awareness Fund C Class                                       25 million
                           ================
                           Social Awareness Fund Institutional Class                           50 million
                           ================


         While shares of Equity Funds II, Inc. have equal voting rights on matters affecting the Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.


         Shares of each Class of a Fund represent a proportionate interest in the assets of such Fund, and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.

         Prior to January 13, 1994, Decatur Income Fund offered only one class of shares, the class currently designated Class A Shares. Beginning January 13, 1994, Decatur Income Fund began offering its Institutional Class, beginning September 6, 1994, Decatur Income Fund began offering its Class B Shares, and beginning November 29, 1995, Decatur Income Fund began offering its Class C Shares. Prior to July 26, 1993, Decatur Total Return Fund offered only one class of shares, the class currently designated Class A Shares. Beginning July 26, 1993, Decatur Total Return Fund began offering its Institutional Class, beginning September 6, 1994, Decatur Total Return Fund began offering its Class B Shares, and beginning November 29, 1995, Decatur Total Return Fund began offering its Class C Shares.

         Prior to May 2, 1994, the Decatur Income Fund series was named the Decatur I Series (which was known and did business as Decatur Fund I). From May 2, 1994 to September 5, 1994, Decatur Income Fund A Class was known as the Decatur Income Fund class and prior to May 2, 1994, it was known as the Decatur Fund I class. From May 2, 1994 to September 5, 1994, Decatur Income Fund Institutional Class was known as the Decatur Income Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund I (Institutional) class.

         Prior to May 2, 1994, the Decatur Total Return Fund series was named the Decatur II Series (which was known and did business as Decatur Fund II). From May 2, 1994 to September 5, 1994, Decatur Total Return Fund A Class was known as the Decatur Total Return Fund class and prior to May 2, 1994, it was known as the Decatur Fund II class. From May 2, 1994 to September 5, 1994, Decatur Total Return Fund Institutional Class was known as the Decatur Total Return Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund II (Institutional) class.


         Effective as of the close of business on February 21, 1997, the name Delaware Group Decatur Fund, Inc. was changed to Delaware Group Equity Funds II, Inc. Effective as of the close of business on January 28, 1998, the name of Quantum Fund series was changed to Social Awareness series and the names of the Quantum Fund A Class, Quantum Fund B Class, Quantum Fund C Class and Quantum Fund Institutional Class changed to Social Awareness Fund A Class, Social Awareness Fund B Class, Social Awareness Fund C Class and Social Awareness Fund Institutional Class, respectively.

Noncumulative Voting
         Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds II, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds II, Inc. and, in its capacity as such, audits the annual financial statements of the Funds. Decatur Income Fund's, Decatur Total Return Fund's, Blue Chip Fund's and Social Awareness Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1997 are included in Delaware Group Equity Funds II, Inc. - Decatur Income Fund's and Delaware Group Equity Funds II, Inc. - Decatur Total Return Fund's Annual Report to shareholders, Delaware Group Equity Funds II, Inc. - Blue Chip Fund's Annual Report to shareholders and Delaware Group Equity Funds II, Inc. - Social Awareness Fund's Annual Report to shareholders. The financial statements and financial highlighrts the notes relating thereto and the reports of Ernst & Young LLP, listed above are incorporated by reference from the Annual Reports into this Part B.

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640, and shareholders of the Institutional Class should contact Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Blue Chip Fund and
Social Awareness Fund:
Vantage Global Advisors, Inc.
630 Fifth Avenue
New York, NY 10111

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Decatur Income Fund and
Decatur Total Return Fund:
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

Blue Chip Fund and
Social Awareness Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

--------------------------------------------------------------------------------

DECATUR INCOME FUND
DECATUR TOTAL RETURN FUND
BLUE CHIP FUND
SOCIAL AWARENESS FUND (formerly Quantum Fund)
--------------------------------------------------------------------------------

A CLASSES
B CLASSES
C CLASSES
--------------------------------------------------------------------------------


INSTITUTIONAL CLASSES
--------------------------------------------------------------------------------


CLASSES OF DELAWARE GROUP
EQUITY FUNDS II, INC.
--------------------------------------------------------------------------------






PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


JANUARY 29, 1998














                                                                     DELAWARE
                                                                        GROUP
                                                                    ---------

                                     PART C

                               Other Information


Item 24.           Financial Statements and Exhibits

                   (a)      Financial Statements:

                            Part A      -   Financial Highlights

                           *Part B      -   Statements of Net Assets
                                            Statements of Operations
                                            Statements of Changes in Net Assets
                                            Notes to Financial Statements
                                            Report of Independent Auditors

                   * The financial statements and Report of Independent Auditors listed above for Decatur Income Fund, Decatur Total Return Fund, Blue Chip Fund and Social Awareness Fund are incorporated by reference into Part B from the Registrant's Annual Report for such Funds for the fiscal year ended November 30, 1997.

                   (b)   Exhibits:

                            (1)     Articles of Incorporation.

                                    (a)      Articles of Incorporation, as
                                             amended and supplemented through
                                             November 27, 1995, incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (b)      Executed Articles Supplementary
                                             (November 28, 1995) incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 105
                                             filed January 30, 1996.

                                    (c)      Executed Articles Supplementary
                                             (March 24, 1997) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 108
                                             filed August 22, 1997.

                                    (d)      Executed Articles of Amendment
                                             (March 24, 1997) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 108
                                             filed August 22, 1997.

                                    (e)      Executed Articles of Amendment
                                             (January 6, 1998) attached as
                                             Exhibit.

                            (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                            (3)     Voting Trust Agreement. Inapplicable.

PART C - Other Information
(Continued)
                            (4) Copies of All Instruments Defining the Rights of Holders.

                                    (a)      Articles of Incorporation, Articles
                                             of Amendment and Articles
                                             Supplementary.
                                             (i)     Article Second of Articles
                                                     Supplementary (June 30,
                                                     1993, April 27, 1994 and
                                                     September 2, 1994),
                                                     Article Fifth of the
                                                     Articles of Incorporation
                                                     (March 4, 1983) and
                                                     Article Eleventh of
                                                     Articles of Amendment (May
                                                     2, 1985) incorporated into
                                                     this filing by reference
                                                     to Post-Effective
                                                     Amendment No. 104 filed
                                                     November 27, 1995.

                                             (ii)    Articles Third and Fourth
                                                     of Articles Supplementary
                                                     (November 28, 1995)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 105 filed January 30,
                                                     1996.

                                             (iii)   Articles Fifth of Articles
                                                     Supplementary (March 24,
                                                     1997) incorporated by
                                                     reference to Exhibit
                                                     24(b)(1)(c) incorporated
                                                     into this filing by
                                                     reference to Post-Effective
                                                     Amendment No. 108 filed
                                                     August 22, 1997.

                                    (b)      By-Laws. Article II, Article III,
                                             as amended, and Article XIII, which
                                             was subsequently redesignated as
                                             Article XIV, incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                            (5)     Investment Management Agreements.

                                    (a)      Investment Management Agreement
                                             (April 3, 1995) between Delaware
                                             Management Company, Inc. and the
                                             Registrant on behalf of Decatur
                                             Income Fund incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (b)      Investment Management Agreement
                                             (April 3, 1995) between Delaware
                                             Management Company, Inc. and the
                                             Registrant on behalf of Decatur
                                             Total Return Fund incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (c)      Proposed Investment Management
                                             Agreement (February __, 1997)
                                             between Delaware Management
                                             Company, Inc. and the Registrant on
                                             behalf of Blue Chip Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 106 filed December
                                             10, 1996.

                                    (d)      Proposed Investment Management
                                             Agreement (February __, 1997)
                                             between Delaware Management
                                             Company, Inc. and the Registrant on
                                             behalf of Social Awareness Fund
                                             (formerly Quantum Fund)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 106 filed December
                                             10, 1996.

PART C - Other Information
(Continued)

                                    (e)      Proposed Sub-Advisory Agreement
                                             (February __, 1997) between
                                             Delaware Management Company, Inc.
                                             and Vantage Global Advisors, Inc.
                                             on behalf of Blue Chip Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 106 filed December
                                             10, 1996.

                                    (f)      Proposed Sub-Advisory Agreement
                                             (February__, 1997) between Delaware
                                             Management Company, Inc. and
                                             Vantage Global Advisors, Inc. on
                                             behalf of Social Awareness Fund
                                             (formerly Quantum Fund)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 106 filed December
                                             10, 1996.

                            (6)     (a)      Distribution Agreements.

                                             (i)     Proposed Distribution
                                                     Agreements (April 1995)
                                                     between Delaware
                                                     Distributors, L.P. and the
                                                     Registrant on behalf of
                                                     Decatur Income Fund and
                                                     Decatur Total Return Fund
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 104 filed November 27,
                                                     1995.

                                             (ii)    Form of Amendment No. 1 to
                                                     Distribution Agreements
                                                     (November 1995) on behalf
                                                     of Decatur Income Fund and
                                                     Decatur Total Return Fund
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 104 filed November 27,
                                                     1995.

                                             (iii)   Proposed Distribution
                                                     Agreement (February
                                                     __,1997) (Module) between
                                                     Delaware Distributors, L.P.
                                                     and the Registrant on
                                                     behalf of Blue Chip Fund
                                                     and Social Awareness Fund
                                                     (formerly Quantum Fund)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 106 filed December 10,
                                                     1996.

                                    (b)      Administration and Service
                                             Agreement. Form of Administration
                                             and Service Agreement (as amended
                                             November 1995) (Module)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 104 filed November
                                             27, 1995.

                                    (c)      Dealer's Agreement. Dealer's
                                             Agreement (as amended November
                                             1995) (Module) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (d)      Mutual Fund Agreement for the
                                             Delaware Group of Funds (November
                                             1995) (Module) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 105
                                             filed January 30, 1996.

PART C - Other Information
(Continued)


                            (7)     Bonus, Profit Sharing, Pension Contracts.

                                    (a)      Amended and Restated Profit Sharing
                                             Plan incorporated into this filing
                                             by reference to Post-Effective
                                             Amendment No. 104 filed November
                                             27, 1995.

                                    (b)      Amendment to Profit Sharing Plan
                                             (December 21, 1995) (Module)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 105 filed January 30,
                                             1996.

                            (8)     Custodian Agreements.

                                    (a)      Form of Custodian Agreement (1996)
                                             between Bankers Trust Company and
                                             the Registrant on behalf of Decatur
                                             Income Fund and Decatur Total
                                             Return Fund incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 106
                                             filed December 10, 1996.

                                    (b)      Form of Securities Lending
                                             Agreement (1996) between Bankers
                                             Trust Company and the Registrant on
                                             behalf of Decatur Income Fund and
                                             Decatur Total Return Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 106 filed December
                                             10, 1996.

                                    (c)      Proposed Custodian Agreement (1997)
                                             between The Chase Manhattan Bank
                                             and the Registrant on behalf of
                                             Blue Chip Fund and Quantum Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 106 filed
                                             December 10, 1996.

                                    (d)      Proposed Securities Lending
                                             Agreement (1997) between The Chase
                                             Manhattan Bank and the Registrant
                                             on behalf of Blue Chip Fund and
                                             Social Awareness Fund (formerly
                                             Quantum Fund) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 106
                                             filed December 10, 1996.

                                    (e)      Amended Custodian Agreement (1997)
                                             between The Chase Manhattan Bank
                                             and the Registrant on behalf of
                                             Blue Chip Fund and Quantum Fund
                                             attached as Exhibit.

                                    (f)      Amendment to Custodian Agreement
                                             (November 20, 1997) between The
                                             Chase Manhattan Bank and the
                                             Registrant on behalf of Blue Chip
                                             Fund and Social Awareness Fund
                                             (formerly Quantum Fund) attached as
                                             Exhibit.

                            (9)     Other Material Contracts.

                                    (a)      Proposed Amended and Restated
                                             Shareholders Services Agreement
                                             (February 24, 1997) between
                                             Delaware Service Company, Inc. and
                                             the Registrant on behalf of each
                                             Fund incorporated into this filing
                                             by reference to Post-Effective
                                             Amendment No. 106 filed December
                                             10, 1996.

PART C - Other Information
(Continued)
                                    (b)      Executed Fund Accounting Agreement
                                             (August 19, 1996) between Delaware
                                             Service Company, Inc. and the
                                             Registrant incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 106
                                             filed December 10, 1996.

                           (10)     Opinion of Counsel. Inapplicable.

                           (11) Consent of Auditors. Consent and Report of Auditors attached as Exhibit.

                        (12-13)     Inapplicable.

                           (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 93 filed February 1, 1993, Post-Effective Amendment No. 95 filed May 27, 1993 and Post-Effective Amendment No. 104 filed November 27, 1995.

                           (15)     Plans under Rule 12b-1.

                                    (a)      Form of Plan under Rule 12b-1 for
                                             Class A (November 1995) for Decatur
                                             Income Fund and Decatur Total
                                             Return Fund incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (b)      Form of Plan under Rule 12b-1 for
                                             Class B (November 1995) for Decatur
                                             Income Fund and Decatur Total
                                             Return Fund incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (c)      Form of Plan under Rule 12b-1 for
                                             Class C (November 1995) for Decatur
                                             Income Fund and Decatur Total
                                             Return Fund incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (d)      Proposed Plan under Rule 12b-1
                                             (Module) for Blue Chip Fund and
                                             Social Awareness Fund (formerly
                                             Quantum Fund) Class A (February __,
                                             1997) incorporated into this filing
                                             by reference to Post-Effective
                                             Amendment No. 106 filed
                                             December 10, 1996.

                                    (e)      Proposed Plan under Rule 12b-1
                                             (Module) for Blue Chip Fund and
                                             Social Awareness Fund (formerly
                                             Quantum Fund) Class B (February __,
                                             1997) incorporated into this filing
                                             by reference to Post-Effective
                                             Amendment No. 106 filed
                                             December 10, 1996.

                                    (f)      Proposed Plan under Rule 12b-1
                                             (Module) for Blue Chip Fund and
                                             Social Awareness Fund (formerly
                                             Quantum Fund) Class C (February __,
                                             1997) incorporated into this filing
                                             by reference to Post-Effective
                                             Amendment No. 106 filed
                                             December 10, 1996.

PART C - Other Information
(Continued)
                           (16)     Schedules of Computation for each
                                    Performance Quotation.

                                    (a)      Incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 104 filed November
                                             27, 1995, Post-Effective Amendment
                                             No. 105 filed January 30, 1996,
                                             Post-Effective Amendment No. 107
                                             filed February 21, 1997 and
                                             Post-Effective Amendment No. 108
                                             filed August 22, 1997.

                                    (b)      Schedule of Computation for each
                                             period not previously filed
                                             attached as Exhibit.

                           (17)     Financial Data Schedules.

                                    (a)      Financial Data Schedules for the
                                             fiscal year ended November 30, 1997
                                             are attached as an Exhibit.

                           (18)     Plan under Rule 18f-3.

                                    (a)      Amended Plan (September 24, 1997)
                                             under Rule 18f-3 attached as
                                             Exhibit.

                                    (b)      Amended Appendix A (December 18,
                                             1997) to Plan under Rule 18f-3
                                             attached as Exhibit.

                           (19)     Other:   Directors' Power of Attorney.
                                    Attached as Exhibit.


Item 25.           Persons Controlled by or under Common Control with
                   Registrant.  None.

PART C - Other Information
(Continued)

Item 26.           Number of Holders of Securities.

                           (1)                                                          (2)
                                                                                 Number of
                   Title of Class                                                Record Holders
                   --------------                                                --------------

                   Delaware Group Equity Funds II, Inc.'s
                   Decatur Income Fund series:

                   Decatur Income Fund A Class
                   Common Stock Par Value                                        72,440 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Decatur Income Fund B Class
                   Common Stock Par Value                                        6,169 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Decatur Income Fund C Class
                   Common Stock Par Value                                        866 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Decatur Income Fund Institutional Class
                   Common Stock Par Value                                        89 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Delaware Group Equity Funds II, Inc.'s
                   Decatur Total Return Fund series:

                   Decatur Total Return Fund A Class
                   Common Stock Par Value                                        41,040 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Decatur Total Return Fund B Class
                   Common Stock Par Value                                        9,116 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Decatur Total Return Fund C Class
                   Common Stock Par Value                                        1,587 Accounts as of
                   $1.00 Per Share                                               December 31, 1997


PART C - Other Information
(Continued)

                          (1)                                                           (2)
                                                                                 Number of
                   Title of Class                                                Record Holders
                   --------------                                                --------------
                   Decatur Total Return Fund Institutional Class
                   Common Stock Par Value                                        48 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Delaware Group Equity Funds II, Inc.'s
                   Blue Chip Fund series:

                   Blue Chip Fund A Class
                   Common Stock Par Value                                        355 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Blue Chip Fund B Class
                   Common Stock Par Value                                        278 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Blue Chip Fund C Class
                   Common Stock Par Value                                        61 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Blue Chip Fund Institutional Class
                   Common Stock Par Value                                        14 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Delaware Group Equity Funds II, Inc.'s
                   Social Awareness Fund (formerly Quantum Fund) series:

                   Social Awareness Fund A Class
                   (formerly Quantum Fund)
                   Common Stock Par Value                                        1,171 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Social Awareness Fund B Class
                   (formerly Quantum Fund)
                   Common Stock Par Value                                        890 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

                   Social Awareness Fund C Class
                   (formerly Quantum Fund)
                   Common Stock Par Value                                        145 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

PART C - Other Information
(Continued)

                          (1)                                                           (2)
                                                                                 Number of
                   Title of Class                                                Record Holders
                   --------------                                                --------------
                   Social Awareness Fund Institutional Class
                   (formerly Quantum Fund)
                   Common Stock Par Value                                        11 Accounts as of
                   $1.00 Per Share                                               December 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 75 filed May 23, 1986 and
                   Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

Item 28.           Business and Other Connections of Investment Adviser.

                   Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Foundation Funds, Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

                   The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Wayne A. Stork                Chairman of the Board, President, Chief Executive Officer, Chief
                              Investment Officer and Director of Delaware Management Company,
                              Inc.; Chairman of the Board, President, Chief Executive Officer and
                              Director of DMH Corp., Delaware Distributors, Inc. and Founders
                              Holdings, Inc.; Chairman, Chief Executive Officer and Director of
                              Delaware International Holdings Ltd. and Delaware International
                              Advisers Ltd.; Chairman of the Board and Director of the Registrant,
                              each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc. and Delaware Capital Management, Inc.; Chairman of
                              Delaware Distributors, L.P.;  President and Chief Executive Officer of
                              Delvoy, Inc.; and Director of Delaware Service Company, Inc. and
                              Delaware Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.         Executive Vice President and Director of Delaware Management
                              Company, Inc.; Executive Vice President of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                              Inc. and Delaware Capital Management, Inc; and Director of Delaware
                              International Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance
                              Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                              Directors, Chairman of Finance Committee, AAA Mid Atlantic,
                              Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                              Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer, Fixed Income of
                              Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware Management Holdings,
                              Inc.; Executive Vice President and Director of Founders Holdings, Inc.;
                              Executive Vice President of Delaware Capital Management, Inc.; and
                              Director of Founders CBO Corporation

                              Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
David K. Downes               Executive Vice President, Chief Operating Officer, Chief Financial
                              Officer and Director of Delaware Management Company, Inc., DMH
                              Corp, Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy,
                              Inc.; Executive Vice President, Chief Operating Officer and Chief
                              Financial Officer of the Registrant and each of the other funds in the
                              Delaware Group, Delaware Management Holdings, Inc., Founders CBO
                              Corporation, Delaware Capital Management, Inc. and Delaware
                              Distributors, L.P.;  President, Chief Executive Officer, Chief Financial
                              Officer and Director of Delaware Service Company, Inc.; President,
                              Chief Operating Officer, Chief Financial Officer and Director of
                              Delaware International Holdings Ltd.; Chairman, Chief Executive
                              Officer and Director of Delaware Investment & Retirement Services,
                              Inc.; Chairman and Director of Delaware Management Trust Company;
                              Director of Delaware International Advisers Ltd.; and Vice President of
                              Lincoln Funds Corporation

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8
                              Clayton Place, Newtown Square, PA

George M.                     Senior Vice President, General Counsel, Secretary and Director of
Chamberlain, Jr.              Delaware Management Company, Inc., DMH Corp., Delaware Distributors,
                              Inc., Delaware Service Company, Inc., Founders Holdings, Inc.,
                              Delaware Capital Management, Inc., Delaware Investment & Retirement
                              Services, Inc. and Delvoy, Inc.; Senior Vice President, Secretary
                              and General Counsel of the Registrant, each of the other funds in the
                              Delaware Group, Delaware Distributors, L.P. and Delaware Management
                              Holdings, Inc.; Senior Vice President and Director of Delaware
                              International Holdings Ltd.; Executive Vice President, Secretary,
                              General Counsel and Director of Delaware Management Trust Company;
                              Director of Delaware International Advisers Ltd.; Secretary of
                              Lincoln Funds Corporation

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal              Positions and Offices with the Manager and its
Business Address*               Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Richard J. Flannery             Senior Vice President/Corporate and International Affairs of the
                                Registrant, each of the other funds in the Delaware Group, Delaware
                                Management Holdings, Inc., DMH Corp., Delaware Management
                                Company, Inc., Delaware Distributors, Inc., Delaware Distributors,
                                L.P., Delaware Management Trust Company, Delaware Capital
                                Management, Inc., Delaware Service Company, Inc. and Delaware
                                Investment & Retirement Services, Inc.;  Executive Vice
                                Presidnet/Corporate & International Affairs and Director of Delaware
                                International Holdings Ltd.;  Senior Vice President/ Corporate and
                                International Affairs and Director of Founders Holdings, Inc. and
                                Delvoy, Inc.;  Senior Vice President of Founders CBO Corporation;
                                and Director of Delaware International Advisers Ltd.

                                Director, HYPPCO Finance Company Ltd.

                                Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                Elverton, PA; Director and Member of Executive Committee of
                                Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof               Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;
                                Senior Vice President/Investment Accounting of Delaware
                                Management Company, Inc. and Delaware Service Company, Inc.;
                                Senior Vice President and Treasurer/Manager, Investment
                                Accounting of Delaware Distributors, L.P.; Assistant Treasurer of
                                Founders CBO Corporation; and Senior Vice President and Manager
                                of Investment Accounting of Delaware International Holdings Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Joseph H. Hastings              Senior Vice President/Corporate Controller and Treasurer of
                                Delaware Management Holdings, Inc., DMH Corp., Delaware
                                Management Company, Inc., Delaware Distributors, Inc., Delaware
                                Capital Management, Inc., Delaware Distributors, L.P., Delaware
                                Service Company, Inc., Delaware International Holdings Ltd. and
                                Delvoy, Inc.;  Senior Vice President/Corporate Controller of the
                                Registrant, each of the other funds in the Delaware Group and
                                Founders Holdings, Inc.;  Executive Vice President, Chief Financial
                                Officer and Treasurer of Delaware Management Trust Company;
                                Chief Financial Officer and Treasurer of Delaware Investment &
                                Retirement Services, Inc.; Senior Vice President/Assistant Treasurer
                                of Founders CBO Corporation; and Treasurer of Lincoln Funds
                                Corporation.

Michael T. Taggart              Senior Vice President/Facilities Management and Administrative
                                Services of Delaware Management Company, Inc.

Douglas L. Anderson             Senior Vice President/Operations of Delaware Management
                                Company, Inc., Delaware Investment and Retirement Services, Inc.
                                and Delaware Service Company, Inc.; Senior Vice President/
                                Operations and Director of Delaware Management Trust Company

James L. Shields                Senior Vice President/Chief Information Officer of Delaware
                                Management Company, Inc., Delaware Service Company, Inc. and
                                Delaware Investment & Retirement Services, Inc.

Eric E. Miller                  Vice President, Assistant Secretary and Deputy General Counsel of
                                the Registrant and each of the other funds in the Delaware Group,
                                Delaware Management Company, Inc., Delaware Management
                                Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                Distributors Inc., Delaware Service Company, Inc., Delaware
                                Management Trust Company, Founders Holdings, Inc., Delaware
                                Capital Management, Inc. and Delaware Investment & Retirement
                                Services, Inc.;  and Vice President and Assistant Secretary of Delvoy,
                                Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Richelle S. Maestro             Vice President and Assistant Secretary of Delaware Management
                                Company, Inc., the Registrant, each of the other funds in the
                                Delaware Group, Delaware Management Holdings, Inc., Delaware
                                Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                Company, Inc., DMH Corp., Delaware Management Trust Company,
                                Delaware Capital Management, Inc., Delaware Investment &
                                Retirement Services, Inc., Founders Holdings, Inc. and Delvoy, Inc.;
                                Vice President and Secretary of Delaware International Holdings
                                Ltd.; and Secretary of Founders CBO Corporation;

                                Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                Philadelphia, PA

Richard Salus(1)                Vice President/Assistant Controller of Delaware Management
                                Company, Inc. and Delaware Management Trust Company

Bruce A. Ulmer                  Vice President/Director of LNC Internal Audit of Delaware
                                Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                                Inc., DMH Corp., Delaware Management Trust Company and Delaware
                                Investment & Retirement Services, Inc.; Vice President/Director
                                of Internal Audit of Delvoy, Inc.

Steven T. Lampe(2)              Vice President/Taxation of Delaware Management Company, Inc.,
                                the Registrant, each of the other funds in the Delaware Group,
                                Delaware Management Holdings, Inc., DMH Corp., Delaware
                                Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                Company, Inc., Delaware Management Trust Company, Founders
                                Holdings, Inc., Founders CBO Corporation, Delaware Capital
                                Management, Inc., Delaware Investment & Retirement Services, Inc.
                                and Delvoy, Inc.

Christopher Adams(3)            Vice President/Strategic Planning of Delaware Management
                                Company, Inc. and Delaware Service Company, Inc.

Susan L. Hanson                 Vice President/Strategic Planning of Delaware Management
                                Company, Inc. and Delaware Service Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Dennis J. Mara(4)               Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                   Vice President/Business Development of Delaware Management
                                Company, Inc. and Delaware Service Company, Inc.

Lisa O. Brinkley                Vice President/Compliance of Delaware Management Company, Inc.,
                                the Registrant, each of the other funds in the Delaware Group, DMH
                                Corp., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                Delaware Service Company, Inc., Delaware Management Trust Company,
                                Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                Services, Inc.; Vice President of Delvoy, Inc.

Rosemary E. Milner              Vice President/Legal Registrations of Delaware Management
                                Company, Inc., the Registrant, each of the other funds in the
                                Delaware Group, Delaware Distributors, L.P. and Delaware
                                Distributors, Inc.

Mary Ellen Carrozza             Vice President/Client Services of Delaware Management Company,
                                Inc. and the Registrant

Gerald T. Nichols               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders
                                Holdings, Inc.; and Treasurer, Assistant Secretary and Director of
                                Founders CBO Corporation

Paul A. Matlack                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders
                                Holdings, Inc.; and President and Director of Founders CBO Corporation.

Gary A. Reed                    Vice President/Senior Portfolio Manager of Delaware Management Company,
                                Inc., each of the tax-exempt funds and the fixed income funds in the
                                Delaware Group and Delaware Capital Management, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Patrick P. Coyne                Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                  Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(5)           Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell               Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., the Registrant and each of the equity funds in the
                                Delaware Group

John B. Fields                  Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., the Registrant and each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

Gerald S. Frey(6)               Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., the Registrant and each of the equity funds in the
                                Delaware Group

Christopher Beck(7)             Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., the Registrant and each of the equity funds in the
                                Delaware Group

Elizabeth H. Howell(8)          Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc. and the Delaware-Voyageur Tax-Free Minnesota
                                Intermediate, Delaware-Voyageur Minnesota Insured, Delaware-
                                Voyageur Tax-Free Minnesota, Delaware-Voyageur Tax-Free Idaho,
                                Delaware-Voyageur Tax-Free Kansas, Delaware-Voyageur Tax-Free
                                Missouri, Delaware-Voyageur Tax-Free Oregon, Delaware-Voyageur
                                Tax-Free Washington, Delaware-Voyageur Tax-Free Iowa and
                                Delaware-Voyageur Tax-Free Wisconsin Funds.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principle              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------
Andrew M. McCullagh(9)          Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc. and the Delaware-Voyageur Tax-Free Arizona
                                Insured, Delaware-Voyageur Tax-Free Arizona, Delaware-Voyageur
                                Tax-Free California Insured, Delaware-Voyageur Tax-Free Colorado,
                                Delaware-Voyageur Tax-Free New Mexico, Delaware-Voyageur Tax-
                                Free North Dakota and Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi                   Vice President/Senior Portfolio Manager of Delaware Management
                                Company, Inc., the Registrant and each of the equity funds and the closed-end funds in the Delaware Group

Paul Grillo                     Vice President/Portfolio Manager of Delaware Management
                                Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Marshall T. Bassett             Vice President/Portfolio Manager of Delaware Management Company, Inc.

John Heffern                    Vice President/Portfolio Manager of Delaware Management Company, Inc.

1      SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2      TAX MANAGER, Price Waterhouse LLP prior to October 1995.
3      SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
4      CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING,
       Decision One prior to March 1996.
5      INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
6      SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
7      SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
8      SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
9      SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

           Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Blue Chip Fund series and the Social Awareness Fund series. The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name and Principal               Positions and Offices with Vantage Global Advisors, Inc. and its Principal
Business Address                 Affiliates and Other Positions and Offices Held
------------------               --------------------------------------------------------------------------
T. Scott Wittman                 President, Chief Investment Officer and Director of Vantage Global Advisors,
                                 Inc.

Elliot M. Gartner                Senior Vice President of Vantage Global Advisors, Inc.

John B. Guerard                  Senior Vice President of Vantage Global Advisors, Inc.

Marc C. Viani                    Vice President of Vantage Global Advisors, Inc.

Florence P. Leong                Vice President of Vantage Global Advisors, Inc.

Evelyn M. Poy                    Vice President of Vantage Global Advisors, Inc.

*Dennis A. Blume                 Director of Vantage Global Advisors, Inc.

                                 Senior Vice President and Director of Lincoln Investment Management, Inc.
                                 since 1982, 200 East Berry Street, Fort Wayne, IN; Director of Lynch &
                                 Mayer, Inc. since 1996, 520 Madison Avenue, New York, NY

* Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)

Name and Principal               Positions and Offices with Vantage Global Advisors, Inc. and its Principal
Business Address                 Affiliates and Other Positions and Offices Held
------------------               --------------------------------------------------------------------------
*H. Thomas McMeekin              Director of Vantage Global Advisors, Inc.

                                 President and Director of Lincoln Investment Management, Inc., Lincoln
                                 National Convertible Securities Fund, Inc., Lincoln National Income
                                 Fund, Inc. since 1994; Executive Vice President and Chief Investment
                                 Officer of Lincoln National Corporation since 1994; President,
                                 Chief Executive Officer and Director of Lincoln National Mezzanine
                                 Corporation, 200 East Berry Street, Fort Wayne, IN; Director of Lynch &
                                 Mayer, Inc., 520 Madison Avenue, New York, NY

**Bruce D. Barton(1)             Director of Vantage Global Advisors, Inc.

                                 President and Chief Executive Officer of Delaware Distributors, L.P. since
                                 1996, 1818 Market Street, Philadelphia, PA;

1      SENIOR VICE PRESIDENT AND DIRECTOR, Lincoln National Investment Companies February 1996 to
       October 1996; VICE PRESIDENT, Lincoln National Corporation May 1992 to October 1996.


*      Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**     Business address is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(continued)

Item 29.           Principal Underwriters.

                   (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                   (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                          Positions and Offices                       Positions and Offices
Business Address *                          with Underwriter                            with Registrant
------------------                          ---------------------                       ---------------------
Delaware Distributors, Inc.                 General Partner                             None

Delaware Management
Company, Inc.                               Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                            Limited Partner                             None

Wayne A. Stork                              Chairman                                    Chairman

Bruce D. Barton                             President and Chief Executive               None
                                            Officer

David K. Downes                             Senior Vice President,                      Executive Vice
                                            Chief Administrative Officer                President/Chief
                                            and Chief Financial Officer                 Operating Officer/
                                                                                        Chief Financial Officer

George M. Chamberlain, Jr.                  Senior Vice President/Secretary/            Senior Vice President/
                                            General Counsel                             Secretary/General Counsel

Terrence P. Cunningham                      Senior Vice President/ Financial            None
                                            Institutions

Thomas E. Sawyer                            Senior Vice President/                      None
                                            National Sales Director

Dana B. Hall                                Senior Vice President/                      None
                                            Key Accounts

*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ---------------------                          ---------------------
Mac McAuliffe                            Senior Vice President/Sales                    None
                                         Manager, Western Division

William F. Hostler                       Senior Vice President/                         None
                                         Marketing Services

J. Chris Meyer                           Senior Vice President/                         None
                                         Director Product Management

Stephen H. Slack                         Senior Vice President/Wholesaler               None

William M. Kimbrough                     Senior Vice President/Wholesaler               None

Daniel J. Brooks                         Senior Vice President/Wholesaler               None

Richard J. Flannery                      Senior Vice President/Corporate                Senior Vice President/
                                         and International Affairs                      Corporate and
                                                                                        International Affairs

Bradley L. Kolstoe                       Senior Vice President/Western                  None
                                         Division Sales Manager

Henry W. Orvin                           Senior Vice President/Eastern                  None
                                         Division Sales Manager - Wire/
                                         Regional Channel

Michael P. Bishof                        Senior Vice President and Treasurer/           Senior Vice
                                         Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                           Vice President/Assistant Secretary/            Vice President/
                                         Deputy General Counsel                         Assistant Secretary/
                                                                                        Deputy General Counsel

Richelle S. Maestro                      Vice President/                                Vice President/
                                         Assistant Secretary                            Assistant Secretary

Steven T. Lampe                          Vice President/Taxation                        Vice President/Taxation

*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ---------------------                          ---------------------
Joseph H. Hastings                       Vice President/Corporate                       Senior Vice President/
                                         Controller & Treasurer                         Corporate Controller

Lisa O. Brinkley                         Vice President/Compliance                      Vice President/
                                         Compliance

Rosemary E. Milner                       Vice President/Legal Registrations             Vice President/Legal
                                         Registrations

Daniel H. Carlson                        Vice President/Strategic Marketing             None

Diane M. Anderson                        Vice President/Plan Record Keeping             None
                                         and Administration

Anthony J. Scalia                        Vice President/Defined Contribution            None
                                         Sales, SW Territory

Courtney S. West                         Vice President/Defined Contribution            None
                                         Sales, NE Territory

Denise F. Guerriere                      Vice President/Client Services                 None

Gordon E. Searles                        Vice President/Client Services                 None

Julia R. Vander Els                      Vice President/Participant Services            None

Jerome J. Alrutz                         Vice President/Retail Sales                    None

Joanne A. Mettenheimer                   Vice President/New Business                    None
                                         Development

Scott Metzger                            Vice President/Business Development            Vice President/Business
                                                                                        Development

Stephen C. Hall                          Vice President/Institutional Sales             None

Gregory J. McMillan                      Vice President/ National Accounts              None

*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ---------------------                          ---------------------
Christopher H. Price                     Vice President/Manager,                        None
                                         Insurance

Stephen J. DeAngelis                     Vice President/Product                         None
                                         Development

Zina DeVassal                            Vice President/Financial Institutions          None

Andrew W. Whitaker                       Vice President/Financial Institutions          None

Jesse Emery                              Vice President/ Marketing                      None
                                         Communications

Darryl S. Grayson                        Vice President, Broker/Dealer                  None
                                         Internal Sales

Susan T. Friestedt                       Vice President/Client Service                  None

Dinah J. Huntoon                         Vice President/Product                         None
                                         Manager Equity

Soohee Lee                               Vice President/Fixed Income                    None
                                         Product Management

Michael J. Woods                         Vice President/ UIT Product                    None
                                         Management

Ellen M. Krott                           Vice President/Marketing                       None

Dale L. Kurtz                            Vice President/Marketing Support               None

Holly W. Reimel                          Vice President/Manager, Key Accounts           None

David P. Anderson                        Vice President/Wholesaler                      None

Lee D. Beck                              Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ---------------------                          ---------------------
Gabriella Bercze                         Vice President/Wholesaler                      None

Terrence L. Bussard                      Vice President/Wholesaler                      None

William S. Carroll                       Vice President/Wholesaler                      None

William L. Castetter                     Vice President/Wholesaler                      None

Thomas J. Chadie                         Vice President/Wholesaler                      None

Thomas C. Gallagher                      Vice President/Wholesaler                      None

Douglas R. Glennon                       Vice President/Wholesaler                      None

Ronald A. Haimowitz                      Vice President/Wholesaler                      None

Christopher L. Johnston                  Vice President/Wholesaler                      None

Michael P. Jordan                        Vice President/Wholesaler                      None

Jeffrey A. Keinert                       Vice President/Wholesaler                      None

Thomas P. Kennett                        Vice President/ Wholesaler                     None

Debbie A. Marler                         Vice President/Wholesaler                      None

Nathan W. Medin                          Vice President/Wholesaler                      None

Roger J. Miller                          Vice President/Wholesaler                      None

Patrick L. Murphy                        Vice President/Wholesaler                      None

Stephen C. Nell                          Vice President/Wholesaler                      None

Julia A. Nye                             Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ---------------------                          ---------------------
Joseph T. Owczarek                       Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                Vice President/Wholesaler                      None

Mark A. Pletts                           Vice President/Wholesaler                      None

Philip G. Rickards                       Vice President/Wholesaler                      None

Laura E. Roman                           Vice President/Wholesaler                      None

Linda Schulz                             Vice President/Wholesaler                      None

Edward B. Sheridan                       Vice President/Wholesaler                      None

Robert E. Stansbury                      Vice President/Wholesaler                      None

Julia A. Stanton                         Vice President/Wholesaler                      None

Larry D. Stone                           Vice President/Wholesaler                      None

Edward J. Wagner                         Vice President/Wholesaler                      None

Wayne W. Wagner                          Vice President/Wholesaler                      None

John A. Wells                            Vice President/Marketing Technology            None

Scott Whitehouse                         Vice President/Wholesaler                      None

                   (c)      Not Applicable.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Item 30.           Location of Accounts and Records.

                   All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.           Management Services.

                   None.

Item 32.           Undertakings.

                   (a)      Not Applicable.

                   (b)      Not Applicable.

                   (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                   (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of January 1998.

                                          DELAWARE GROUP EQUITY FUNDS V, INC.

                                                By  /s/ Wayne A. Stork
                                                   ---------------------
                                                        Wayne A. Stork
                                                        Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                Title                             Date
-----------------------------      -----------------------------------------    -----------------

/s/ Wayne A. Stork
-----------------------------      Chairman and Director                        January 27, 1998
Wayne A. Stork


/s/ David K. Downes                Executive Vice President/Chief Operating
-----------------------------      Officer/Chief Financial Officer              January 27, 1998
David K. Downes                    (Principal Financial Officer and Principal
                                   Accounting Officer)

/s/Walter P. Babich         *
-----------------------------      Director                                     January 27, 1998
Walter P. Babich


/s/Anthony D. Knerr         *
-----------------------------      Director                                     January 27, 1998
Anthony D. Knerr


/s/ Ann R. Leven            *
-----------------------------      Director                                     January 27, 1998
Ann R. Leven


/s/ W. Thacher Longstreth   *
-----------------------------      Director                                     January 27, 1998
W. Thacher Longstreth


/s/ Thomas F. Madison       *
-----------------------------      Director                                     January 27, 1998
Thomas F. Madison


/s/ Jeffrey J. Nick         *
-----------------------------      Director                                     January 27, 1998
Jeffrey J. Nick


/s/ Charles E. Peck         *
-----------------------------      Director                                     January 27, 1998
Charles E. Peck

                                  *By /s/ Wayne A. Stork
                                      --------------------
                                      Wayne A. Stork
                                    as Attorney-in-Fact
                             for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549






                                    Exhibits

                                       to

                                    Form N-1A





             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.     Exhibit
-----------     -------

EX-99.B1E       Executed Articles of Amendment (January 6, 1998)

EX-99.B8E       Amended Custodian Agreement (1997) between The Chase Manhattan
                Bank and the Registrant on behalf of Blue Chip Fund and Social
                Awareness Fund (formerly Quantum Fund)

EX-99.B8F       Amendment  to Custody Agreement  (November 20, 1997)

EX-99.B11       Consent and Report of Auditors

EX-99.B16B      Schedules of Computation

EX-99.B18A      Amended Plan under Rule 18f-3 (September 24, 1997)

EX-99.B18B      Amended Appendix A (December 18, 1997) to Plan under Rule 18f-3

EX-99.19        Directors' Power of Attorney


EX-27           Financial Data Schedules